NATIONWIDE VLI

SEPARATE

ACCOUNT-2

Annual Report

To

Policyholders

December 31, 2025

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Nationwide VLI Separate Account 2 (the Subaccounts), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, the results of their operations for the year or period listed in the Appendix, and the changes in their contract owners’ equity for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares (DSC)1

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)1

DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)1

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)1

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco V.I. International Growth Fund: Series I (OVIG)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I (NCPG)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)1

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)1

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)1

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S Shares (AMRS)

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)1

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)1

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statements of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from April 26, 2024 (inception) to December 31, 2024.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from June 17, 2024 (inception) to December 31, 2024.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2025 and the period from December 4, 2024 (inception) to December 31, 2024.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 9, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period June 16, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period September 15, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period October 21, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2025, and the related statements of operations and changes in contract owners’ equity for the period November 14, 2025 (inception) to December 31, 2025.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

(1) See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

ABTGB	185	$5,464	$5,600	$-	$5,600	$1	$5,599
ALVDAA	2	23	23	-	23	-	23
ALVGIA	16,647	490,908	528,369	-	528,369	181	528,188
ALVIVB	15,055	246,989	313,452	-	313,452	125	313,327
ALVSVA	53,065	970,324	880,352	-	880,352	286	880,066
SVDF	27,381	723,178	692,473	-	692,473	303	692,170
SVOF	16	410	415	-	415	415	-
WFVSCG	6	62	61	-	61	61	-
AMVBC4	74,744	1,175,750	1,311,759	-	1,311,759	502	1,311,257
AMVGS4	28	495	528	-	528	-	528
AMVGV2	2,010	19,790	19,615	-	19,615	3	19,612
BRVHYI	104,858	738,863	738,201	3,661	741,862	-	741,862
MLVGA2	110,285	1,885,684	1,927,786	-	1,927,786	953	1,926,833
DGI	71,733	2,185,129	2,853,535	-	2,853,535	920	2,852,615
DSC	6,667	289,126	320,038	-	320,038	119	319,919
DSIF	227	19,734	19,823	-	19,823	10,878	8,945
DSRG	206,055	7,993,813	12,054,224	-	12,054,224	4,717	12,049,507
DVSCS	109,954	1,927,547	1,980,276	-	1,980,276	799	1,979,477
DFVGMI	7,345	123,378	133,090	-	133,090	58	133,032
DFVIPS	7,046	68,040	65,318	-	65,318	26	65,292
DSGIBA	45,312	1,019,304	1,012,712	-	1,012,712	391	1,012,321
FQB	79,616	845,860	842,336	-	842,336	274	842,062
FVU2	12,918	130,926	134,350	-	134,350	55	134,295
FAMP	574,636	9,009,253	10,125,080	-	10,125,080	4,201	10,120,879
FCS	75,615	3,986,072	4,486,222	-	4,486,222	2,132	4,484,090
FEIP	1,575,422	36,790,408	46,364,677	-	46,364,677	20,322	46,344,355
FEMS	31,264	374,771	495,843	-	495,843	192	495,651
FF10S	29,181	373,243	353,962	-	353,962	146	353,816
FF20S	71,891	958,092	948,248	-	948,248	381	947,867
FF30S	114,017	1,841,463	2,007,848	-	2,007,848	857	2,006,991
FGP	1,325,356	113,604,557	129,513,789	-	129,513,789	62,558	129,451,231
FHIP	1,381,962	7,050,018	6,743,972	-	6,743,972	2,820	6,741,152
FIGBS	178,042	2,099,220	1,990,506	-	1,990,506	700	1,989,806
FMCS	185,892	6,531,801	6,838,973	-	6,838,973	2,948	6,836,025
FNRS2	55,679	1,411,453	1,508,893	-	1,508,893	559	1,508,334

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

FOP	150,379	3,308,995	4,138,430	-	4,138,430	1,437	4,136,993
FOS	160,001	3,799,243	4,371,216	-	4,371,216	4,256	4,366,960
FRESS	2,133	37,960	37,799	-	37,799	18	37,781
FVSS	61,954	993,267	982,590	-	982,590	452	982,138
FVSS2	3,544	58,887	57,302	-	57,302	27	57,275
FTVDM2	5,152	55,631	62,232	-	62,232	88	62,144
FTVFA2	8,835	42,209	48,948	-	48,948	20	48,928
FTVGI2	37,677	519,783	496,203	-	496,203	168	496,035
FTVIS2	92,132	1,355,336	1,396,725	-	1,396,725	534	1,396,191
FTVRDI	11,685	343,124	346,339	-	346,339	-	346,339
FTVSVI	171,845	2,429,520	2,567,360	-	2,567,360	948	2,566,412
TIF	2,817	40,293	46,845	-	46,845	17	46,828
TIF2	36,542	510,775	592,708	-	592,708	186	592,522
GVGMNS	3,364	40,252	38,554	-	38,554	15	38,539
RVARS	1,243	32,427	29,181	-	29,181	11	29,170
ACEG	1	76	74	-	74	74	-
AVMCCI	1,993	20,057	21,943	-	21,943	11	21,932
IVBRA1	2	14	14	-	14	14	-
IVCPBI	430,875	2,494,277	2,520,620	-	2,520,620	1,057	2,519,563
IVKEI1	261,483	4,522,073	4,777,289	-	4,777,289	2,309	4,774,980
OVAG	22,981	1,472,983	1,728,407	-	1,728,407	766	1,727,641
OVGS	239	9,077	9,061	-	9,061	8,312	749
OVIG	121,187	244,804	235,103	-	235,103	111	234,992
OVSB	55,579	255,871	253,995	-	253,995	92	253,903
OVSC	43,662	1,112,311	1,246,117	-	1,246,117	575	1,245,542
JABS	45,770	2,206,761	2,722,380	-	2,722,380	1,168	2,721,212
JACAS	18	968	956	-	956	956	-
JAEI	3,855	301,885	322,179	-	322,179	124	322,055
JAGTS	343,994	5,240,207	8,235,206	-	8,235,206	2,869	8,232,337
JAIGS	10	509	519	-	519	455	64
JAWGS	546	38,537	41,689	-	41,689	15	41,674
LACB2	556,343	4,393,013	5,032,124	-	5,032,124	3,010	5,029,114
LACCA2	8,429	127,404	127,791	-	127,791	54	127,737

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

LACDV2	10,837	105,755	104,899	-	104,899	104,899	-
LACI2	28,855	310,687	353,335	-	353,335	56	353,279
LACIPS	1,355	13,156	12,248	-	12,248	201	12,047
LACMV2	64,419	1,239,139	1,246,453	-	1,246,453	516	1,245,937
LACU2	-	7	9	-	9	9	-
LOVTRC	13,194	211,858	187,351	-	187,351	82	187,269
MMCGSC	3,461	23,757	22,738	-	22,738	40	22,698
MNDIC	22,823	285,348	356,037	-	356,037	143	355,894
MV2IGI	1	29	28	-	28	28	-
MV3MVI	45,365	458,467	458,642	-	458,642	153	458,489
MVFIC	12,497	267,950	278,179	-	278,179	583	277,596
MVIGIC	8,172	127,941	146,608	-	146,608	59	146,549
MSEM	96,885	582,004	524,146	-	524,146	201	523,945
DTRTFB	21,913	184,875	181,439	-	181,439	89	181,350
EIF	54,826	1,088,812	1,274,150	-	1,274,150	504	1,273,646
GBF	337,174	3,541,572	3,209,896	-	3,209,896	1,294	3,208,602
GEM	248,233	3,450,655	3,691,226	-	3,691,226	964	3,690,262
GIG	691,734	8,941,508	10,694,210	-	10,694,210	6,397	10,687,813
GVAAA2	148,474	3,838,152	4,599,738	-	4,599,738	1,789	4,597,949
GVABD2	26,023	301,043	305,505	-	305,505	114	305,391
GVAGG2	69,237	2,417,821	3,057,513	-	3,057,513	1,127	3,056,386
GVAGI2	18,223	1,127,712	1,468,247	-	1,468,247	515	1,467,732
GVAGR2	25,974	2,882,767	4,183,599	-	4,183,599	1,596	4,182,003
GVDMA	451,873	4,442,490	5,318,541	-	5,318,541	1,827	5,316,714
GVDMC	37,614	365,149	409,987	-	409,987	214	409,773
GVEX1	6,284,710	79,205,854	82,958,167	-	82,958,167	18,497	82,939,670
GVIDA	162,100	1,767,088	2,188,344	-	2,188,344	909	2,187,435
GVIDC	9,570	95,569	101,923	-	101,923	53	101,870
GVIDM	169,500	1,588,636	1,828,901	-	1,828,901	507	1,828,394
GVIX2	83,341	860,134	1,100,096	-	1,100,096	448	1,099,648
HIBF	140,289	863,741	813,675	-	813,675	264	813,411
IDPGI	24	252	298	-	298	1	297
MCIF	266,638	5,136,965	5,308,772	-	5,308,772	2,105	5,306,667

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

MSBF	82,834	726,203	745,503	-	745,503	265	745,238
NCPG	9	109	137	-	137	-	137
NCPGI	4,855	65,913	68,163	-	68,163	16	68,147
NDES2	900	19,832	19,403	-	19,403	9	19,394
NFDIW1	1,961,423	24,736,882	25,184,675	-	25,184,675	5,369	25,179,306
NJMIM2	82,004	845,793	840,545	-	840,545	193	840,352
NLCG2	347,000	6,461,009	6,475,011	-	6,475,011	1,256	6,473,755
NNASD2	408,437	5,189,876	5,227,994	-	5,227,994	1,336	5,226,658
NVAMV1	309,394	4,896,610	5,736,164	-	5,736,164	2,098	5,734,066
NVAMVX	449,080	7,864,528	8,312,477	-	8,312,477	2,223	8,310,254
NVBX	20,064	184,917	181,383	-	181,383	82	181,301
NVCBD1	109,042	1,003,252	1,011,913	-	1,011,913	318	1,011,595
NVCCA1	25,634	273,009	344,774	-	344,774	133	344,641
NVCCN1	3,354	39,483	39,984	-	39,984	25	39,959
NVCMA1	44,172	426,084	585,719	-	585,719	248	585,471
NVCMC1	11,724	126,166	150,414	-	150,414	53	150,361
NVCMD1	83,514	891,803	1,124,931	-	1,124,931	385	1,124,546
NVCRA1	33,308	437,354	555,904	-	555,904	222	555,682
NVCRB1	30,613	334,173	411,742	-	411,742	159	411,583
NVDBL2	5,060	59,256	80,652	-	80,652	34	80,618
NVDCA2	5,656	76,131	89,132	-	89,132	41	89,091
NVDCAP	6,006	70,392	94,600	-	94,600	38	94,562
NVFIII	72	708	689	-	689	4	685
NVGEII	6,009	107,383	127,264	-	127,264	53	127,211
NVIDMP	55,200	465,503	595,056	-	595,056	245	594,811
NVIX	79,855	863,556	1,055,689	-	1,055,689	452	1,055,237
NVMIVX	37,049	422,249	566,475	-	566,475	230	566,245
NVMLG1	606,846	5,210,747	5,716,494	-	5,716,494	1,879	5,714,615
NVMMG1	3,972,123	36,046,176	30,942,836	-	30,942,836	11,926	30,930,910
NVMMV2	2,689,809	23,063,644	20,496,348	-	20,496,348	8,002	20,488,346
NVNMO1	1,833,015	18,530,770	18,036,863	-	18,036,863	6,834	18,030,029
NVNSR1	15,220	198,925	168,185	-	168,185	67	168,118
NVOLG1	3,780,811	70,524,833	112,516,949	-	112,516,949	40,118	112,476,831

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

NVRE1	653,871	4,848,958	5,100,197	-	5,100,197	1,857	5,098,340
NVSIX2	61,958	497,352	573,111	-	573,111	227	572,884
NVSTB1	55,560	561,049	547,268	-	547,268	138	547,130
NVSTB2	6,431	62,412	63,090	-	63,090	26	63,064
NVTIV3	1,136	13,117	17,488	-	17,488	7	17,481
SAM	14,540,206	14,540,206	14,540,206	-	14,540,206	4,843	14,535,363
SCF	896,450	16,211,818	18,171,032	-	18,171,032	6,777	18,164,255
SCGF	123,325	1,837,838	2,235,891	-	2,235,891	648	2,235,243
SCVF	364,366	3,140,985	3,381,320	-	3,381,320	1,227	3,380,093
TRF	2,677,301	46,231,870	65,674,201	-	65,674,201	26,454	65,647,747
AMCG	73,910	2,043,634	2,142,646	-	2,142,646	758	2,141,888
AMMCGS	8,773	228,453	210,735	-	210,735	121	210,614
AMSRS	167,560	4,734,705	7,164,865	-	7,164,865	1,259	7,163,606
AMTB	117,092	1,196,681	1,132,283	-	1,132,283	476	1,131,807
DWVSVS	3,664	151,040	146,085	-	146,085	57	146,028
WRASP	89,997	831,672	899,970	-	899,970	419	899,551
WRHIP	197,069	631,982	577,413	-	577,413	225	577,188
WRMCG	41,071	363,293	317,067	-	317,067	128	316,939
NOTB3	1,003	16,200	15,073	-	15,073	8	15,065
NOTG3	174	1,950	2,404	-	2,404	1	2,403
NOTMG3	13	155	180	-	180	1	179
PMVAAA	26,713	238,976	255,911	-	255,911	101	255,810
PMVFBA	6,557	48,778	49,311	-	49,311	19	49,292
PMVLDA	37,977	372,839	371,420	-	371,420	88	371,332
PMVRSA	25,564	153,301	160,795	-	160,795	58	160,737
PVSTA	29,841	306,562	308,261	-	308,261	105	308,156
PVEIB	26,748	753,745	954,625	-	954,625	374	954,251
PVGOB	26	462	455	-	455	455	-
PVNOB	1,601	69,423	74,118	-	74,118	30	74,088
PVTIGB	15,916	252,217	315,296	-	315,296	110	315,186
TRHS2	69,693	3,667,688	3,765,506	-	3,765,506	1,593	3,763,913
TRLT2	10,153	48,594	48,024	-	48,024	-	48,024
TRMCG2	785	20,916	18,603	-	18,603	12	18,591

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2025

			Investments, at	Accounts		Accounts	Contract Owners’
Subaccount*,**	Shares***	Cost	fair value	Receivable	Total Assets	Payable	Equity

VWBF	90,405	720,035	739,513	-	739,513	320	739,193
VWEM	53	627	625	-	625	329	296
VWHA	92,840	2,281,193	3,111,053	-	3,111,053	1,050	3,110,003
VRVDRI	2,871	58,776	58,457	-	58,457	24	58,433

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2025, if applicable.

*** If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	ABTGB	ALVDAA	ALVGIA	ALVIVB	ALVSVA	SVDF	SVOF	WFVSCG

Reinvested dividends	$-	-	6,105	6,377	7,549	-	950	-

Mortality and expense risk charges (note 3)	(28)	-	(2,363)	(1,186)	(3,645)	(3,999)	(12,159)	(1,560)

Net investment income (loss)	(28)	-	3,742	5,191	3,904	(3,999)	(11,209)	(1,560)

Realized gain (loss) on investments	3	-	4,026	1,920	16,414	(53,320)	(14,335)	(108,421)

Change in unrealized gain (loss) on investments	(430)	-	783	66,530	(98,703)	77,526	(108,854)	110,066

Net gain (loss) on investments	(427)	-	4,809	68,450	(82,289)	24,206	(123,189)	1,645

Reinvested capital gains	726	-	44,485	-	97,673	4,812	191,356	20,492

Net increase (decrease) in contract owners’ equity resulting from operations	$271	-	53,036	73,641	19,288	25,019	56,958	20,577

Investment Activity*:	AMVBC4	AMVGS4	AMVGV2	BRVHYI	MLVGA2	DGI	DSC	DSIF

Reinvested dividends	$15,361	1	236	47,691	60,950	11,916	1,975	519,502

Mortality and expense risk charges (note 3)	(6,056)	(1)	(8)	(3,579)	(9,062)	(11,082)	(1,484)	(266,314)

Net investment income (loss)	9,305	-	228	44,112	51,888	834	491	253,188

Realized gain (loss) on investments	29,732	-	(1)	(5,556)	22,951	30,009	(5,493)	29,468,285

Change in unrealized gain (loss) on investments	61,599	38	(175)	18,883	93,519	166,851	35,164	(24,011,562)

Net gain (loss) on investments	91,331	38	(176)	13,327	116,470	196,860	29,671	5,456,723

Reinvested capital gains	86,649	7	-	1,603	146,283	205,887	-	3,785,190

Net increase (decrease) in contract owners’ equity resulting from operations	$187,285	45	52	59,042	314,641	403,581	30,162	9,495,101

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	DSRG	DVSCS	DFVGMI	DFVIPS	DSGIBA	FQB	FVU2	FAMP

Reinvested dividends	$28,864	25,261	3,257	2,600	42,565	30,623	3,366	244,335

Mortality and expense risk charges (note 3)	(57,387)	(10,109)	(708)	(295)	(4,862)	(3,526)	(609)	(48,868)

Net investment income (loss)	(28,523)	15,152	2,549	2,305	37,703	27,097	2,757	195,467

Realized gain (loss) on investments	228,777	(52,340)	14,231	(640)	(2,812)	(35,593)	(450)	20,847

Change in unrealized gain (loss) on investments	513,506	(64,129)	427	2,243	(20,917)	62,100	3,326	646,838

Net gain (loss) on investments	742,283	(116,469)	14,658	1,603	(23,729)	26,507	2,876	667,685

Reinvested capital gains	922,308	192,297	1,216	-	121,864	-	2,053	432,153

Net increase (decrease) in contract owners’ equity resulting from operations	$1,636,068	90,980	18,423	3,908	135,838	53,604	7,686	1,295,305

Investment Activity*:	FCS	FEIP	FEMS	FF10S	FF20S	FF30S	FGP	FHIP

Reinvested dividends	$2,023	787,289	8,083	10,998	24,305	44,327	358,969	428,553

Mortality and expense risk charges (note 3)	(18,089)	(213,512)	(1,968)	(1,731)	(4,444)	(10,042)	(596,810)	(31,203)

Net investment income (loss)	(16,066)	573,777	6,115	9,267	19,861	34,285	(237,841)	397,350

Realized gain (loss) on investments	99,813	512,504	(3,310)	(2,097)	600	19,552	4,871,226	(54,022)

Change in unrealized gain (loss) on investments	(44,777)	3,882,214	127,013	21,042	35,297	126,797	(3,984,753)	276,751

Net gain (loss) on investments	55,036	4,394,718	123,703	18,945	35,897	146,349	886,473	222,729

Reinvested capital gains	626,552	2,434,230	3,184	4,436	44,970	84,286	15,959,842	-

Net increase (decrease) in contract owners’ equity resulting from operations	$665,522	7,402,725	133,002	32,648	100,728	264,920	16,608,474	620,079

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	FIGBS	FMCS	FNRS2	FOP	FOS	FRESS	FVSS	FVSS2

Reinvested dividends	$70,217	23,769	29,193	64,405	65,050	767	8,834	467

Mortality and expense risk charges (note 3)	(8,570)	(30,592)	(6,838)	(14,831)	(22,140)	(233)	(5,211)	(327)

Net investment income (loss)	61,647	(6,823)	22,355	49,574	42,910	534	3,623	140

Realized gain (loss) on investments	(66,229)	31,380	34,030	114,046	162,673	(1,069)	15,245	3,035

Change in unrealized gain (loss) on investments	135,499	(69,770)	72,588	186,323	163,360	1,617	5,734	(1,450)

Net gain (loss) on investments	69,270	(38,390)	106,618	300,369	326,033	548	20,979	1,585

Reinvested capital gains	-	738,854	-	358,275	379,064	17	38,697	2,586

Net increase (decrease) in contract owners’ equity resulting from operations	$130,917	693,641	128,973	708,218	748,007	1,099	63,299	4,311

Investment Activity*:	FTVDM2	FTVFA2	FTVGI2	FTVIS2	FTVRDI	FTVSVI	TIF	TIF2

Reinvested dividends	$2,652	920	-	69,047	3,309	30,661	1,070	12,617

Mortality and expense risk charges (note 3)	(1,897)	(262)	(2,138)	(6,591)	-	(11,842)	(190)	(2,225)

Net investment income (loss)	755	658	(2,138)	62,456	3,309	18,819	880	10,392

Realized gain (loss) on investments	140,423	1,900	(12,420)	(12,745)	(1,568)	(56,269)	624	(1,777)

Change in unrealized gain (loss) on investments	25,649	787	82,218	87,122	5,227	18,406	6,645	91,873

Net gain (loss) on investments	166,072	2,687	69,798	74,377	3,659	(37,863)	7,269	90,096

Reinvested capital gains	8,275	1,942	-	14,513	30,456	192,898	2,692	35,230

Net increase (decrease) in contract owners’ equity resulting from operations	$175,102	5,287	67,660	151,346	37,424	173,854	10,841	135,718

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVGMNS	RVARS	ACEG	AVMCCI	IVBRA1	IVCPBI	IVKEI1	OVAG

Reinvested dividends	$966	669	-	69	3,984	103,584	96,410	-

Mortality and expense risk charges (note 3)	(130)	(156)	(1,176)	(114)	(260)	(12,044)	(23,450)	(8,034)

Net investment income (loss)	836	513	(1,176)	(45)	3,724	91,540	72,960	(8,034)

Realized gain (loss) on investments	48	(1,605)	64,323	120	(210)	(2,701)	16,988	(58,931)

Change in unrealized gain (loss) on investments	(1,449)	1,351	(65,393)	(375)	1,419	68,962	196,525	(19,390)

Net gain (loss) on investments	(1,401)	(254)	(1,070)	(255)	1,209	66,261	213,513	(78,321)

Reinvested capital gains	2,965	-	50,113	2,037	-	-	244,906	138,981

Net increase (decrease) in contract owners’ equity resulting from operations	$2,400	259	47,867	1,737	4,933	157,801	531,379	52,626

Investment Activity*:	OVGS	OVIG	OVSB	OVSC	JABS	JACAS	JAEI	JAGTS

Reinvested dividends	$-	773	13,812	5,171	48,451	15,613	973	-

Mortality and expense risk charges (note 3)	(101,307)	(1,155)	(897)	(5,614)	(14,030)	(23,709)	(1,619)	(34,443)

Net investment income (loss)	(101,307)	(382)	12,915	(443)	34,421	(8,096)	(646)	(34,443)

Realized gain (loss) on investments	81,921	3,012	(1,883)	11,000	158,202	1,426,751	7,164	118,298

Change in unrealized gain (loss) on investments	(1,682,203)	11,900	13,296	(36,617)	101,753	(1,330,005)	(10,951)	887,572

Net gain (loss) on investments	(1,600,282)	14,912	11,413	(25,617)	259,955	96,746	(3,787)	1,005,870

Reinvested capital gains	4,472,874	20,741	-	116,063	86,988	800,695	22,782	702,912

Net increase (decrease) in contract owners’ equity resulting from operations	$2,771,285	35,271	24,328	90,003	381,364	889,345	18,349	1,674,339

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	JAIGS	JAWGS	LACB2	LACCA2	LACDV2	LACI2	LACIPS	LACMV2

Reinvested dividends	$20,260	229	90,900	-	52	4,791	947	23,650

Mortality and expense risk charges (note 3)	(10,530)	(194)	(35,851)	(683)	(6,112)	(703)	(3,533)	(5,940)

Net investment income (loss)	9,730	35	55,049	(683)	(6,060)	4,088	(2,586)	17,710

Realized gain (loss) on investments	1,087,716	(519)	43,695	195	220,799	6,905	49,130	5,738

Change in unrealized gain (loss) on investments	(558,028)	3,153	312,599	(12,694)	(74,898)	44,431	569	(23,089)

Net gain (loss) on investments	529,688	2,634	356,294	(12,499)	145,901	51,336	49,699	(17,351)

Reinvested capital gains	-	3,420	-	20,619	-	-	-	101,388

Net increase (decrease) in contract owners’ equity resulting from operations	$539,418	6,089	411,343	7,437	139,841	55,424	47,113	101,747

Investment Activity*:	LACU2	LOVTRC	MMCGSC	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC

Reinvested dividends	$-	8,671	-	-	447	3,516	60,573	1,201

Mortality and expense risk charges (note 3)	(216)	(935)	(566)	(1,794)	(757)	(1,681)	(14,587)	(679)

Net investment income (loss)	(216)	7,736	(566)	(1,794)	(310)	1,835	45,986	522

Realized gain (loss) on investments	6,428	(1,233)	(14,360)	(27,937)	(24,787)	(2,042)	187,809	863

Change in unrealized gain (loss) on investments	(5,138)	5,366	(3,091)	70,082	(20,624)	(7,795)	(196,372)	15,719

Net gain (loss) on investments	1,290	4,133	(17,451)	42,145	(45,411)	(9,837)	(8,563)	16,582

Reinvested capital gains	2,846	-	23,316	-	23,570	30,605	281,786	7,146

Net increase (decrease) in contract owners’ equity resulting from operations	$3,920	11,869	5,299	40,351	(22,151)	22,603	319,209	24,250

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	MSEM	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2	GVABD2

Reinvested dividends	$58,247	7,697	18,778	122,699	6,673	56,658	-	-

Mortality and expense risk charges (note 3)	(2,232)	(924)	(6,025)	(15,374)	(6,199)	(24,889)	(21,677)	(1,457)

Net investment income (loss)	56,015	6,773	12,753	107,325	474	31,769	(21,677)	(1,457)

Realized gain (loss) on investments	(31,322)	(10,011)	38,183	(75,924)	10,861	114,943	24,524	675

Change in unrealized gain (loss) on investments	34,539	16,296	137,212	169,544	371,457	1,375,416	344,351	18,679

Net gain (loss) on investments	3,217	6,285	175,395	93,620	382,318	1,490,359	368,875	19,354

Reinvested capital gains	-	-	48,503	-	-	194,355	244,756	-

Net increase (decrease) in contract owners’ equity resulting from operations	$59,232	13,058	236,651	200,945	382,792	1,716,483	591,954	17,897

Investment Activity*:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC

Reinvested dividends	$-	-	-	-	-	615,109	-	-

Mortality and expense risk charges (note 3)	(13,573)	(5,843)	(19,864)	(22,419)	(2,743)	(88,746)	(12,401)	(668)

Net investment income (loss)	(13,573)	(5,843)	(19,864)	(22,419)	(2,743)	526,363	(12,401)	(668)

Realized gain (loss) on investments	53,133	23,447	335,792	(161,317)	(3,867)	971,757	(5,791)	(50)

Change in unrealized gain (loss) on investments	414,225	85,677	282,578	917,340	49,271	1,263,743	386,741	8,912

Net gain (loss) on investments	467,358	109,124	618,370	756,023	45,404	2,235,500	380,950	8,862

Reinvested capital gains	81,244	97,678	63,746	46,966	-	15,484	34,657	-

Net increase (decrease) in contract owners’ equity resulting from operations	$535,029	200,959	662,252	780,570	42,661	2,777,347	403,206	8,194

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	GVIDM	GVIX2	HIBF	IDPGI	MCIF	MSBF	NCPG	NCPGI

Reinvested dividends	$-	38,881	45,873	-	65,929	24,205	-	-

Mortality and expense risk charges (note 3)	(6,457)	(5,054)	(2,730)	(4)	(26,954)	(3,294)	(193)	(82)

Net investment income (loss)	(6,457)	33,827	43,143	(4)	38,975	20,911	(193)	(82)

Realized gain (loss) on investments	(39,731)	7,293	(5,162)	1	(193,066)	(13,054)	13,392	244

Change in unrealized gain (loss) on investments	275,014	214,352	(1,585)	25	132,025	40,859	(12,034)	1,251

Net gain (loss) on investments	235,283	221,645	(6,747)	26	(61,041)	27,805	1,358	1,495

Reinvested capital gains	-	-	-	-	354,403	-	3	11

Net increase (decrease) in contract owners’ equity resulting from operations	$228,826	255,472	36,396	22	332,337	48,716	1,168	1,424

Investment Activity*:	NDES2	NFDIW1	NJMIM2	NLCG2	NNASD2	NVAMV1	NVAMVX	NVBX

Reinvested dividends	$-	12,200	4,649	-	3,488	51,156	73,516	11,249

Mortality and expense risk charges (note 3)	(30)	(15,084)	(573)	(3,559)	(4,086)	(27,453)	(16,432)	(864)

Net investment income (loss)	(30)	(2,884)	4,076	(3,559)	(598)	23,703	57,084	10,385

Realized gain (loss) on investments	9	2,671	(51)	741	7,244	110,765	91,416	8

Change in unrealized gain (loss) on investments	(429)	447,794	(5,248)	14,002	38,118	180,857	205,843	(581)

Net gain (loss) on investments	(420)	450,465	(5,299)	14,743	45,362	291,622	297,259	(573)

Reinvested capital gains	873	38,306	593	6,206	3,896	609,712	310,679	-

Net increase (decrease) in contract owners’ equity resulting from operations	$423	485,887	(630)	17,390	48,660	925,037	665,022	9,812

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1

Reinvested dividends	$35,107	-	-	-	-	-	-	-

Mortality and expense risk charges (note 3)	(4,616)	(1,646)	(244)	(3,158)	(668)	(4,808)	(2,644)	(1,993)

Net investment income (loss)	30,491	(1,646)	(244)	(3,158)	(668)	(4,808)	(2,644)	(1,993)

Realized gain (loss) on investments	(40,914)	2,077	5,379	23,332	1,986	7,107	65,983	5,892

Change in unrealized gain (loss) on investments	60,130	34,233	(1,377)	54,425	11,888	107,143	17,783	33,044

Net gain (loss) on investments	19,216	36,310	4,002	77,757	13,874	114,250	83,766	38,936

Reinvested capital gains	-	8,193	-	9,804	1,844	23,069	3,056	7,363

Net increase (decrease) in contract owners’ equity resulting from operations	$49,707	42,857	3,758	84,403	15,050	132,511	84,178	44,306

Investment Activity*:	NVDBL2	NVDCA2	NVDCAP	NVFIII	NVGEII	NVIDMP	NVIX	NVMIVX

Reinvested dividends	$-	-	-	21	1,582	-	41,238	9,827

Mortality and expense risk charges (note 3)	(431)	(536)	(535)	(58)	(652)	(3,005)	(4,900)	(2,712)

Net investment income (loss)	(431)	(536)	(535)	(37)	930	(3,005)	36,338	7,115

Realized gain (loss) on investments	3,821	(2,568)	(18,854)	834	8,302	(25,753)	48,466	50,325

Change in unrealized gain (loss) on investments	6,058	13,918	30,302	(63)	9,993	101,699	160,535	96,944

Net gain (loss) on investments	9,879	11,350	11,448	771	18,295	75,946	209,001	147,269

Reinvested capital gains	-	1,264	1,335	-	121	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,448	12,078	12,248	734	19,346	72,941	245,339	154,384

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR1	NVOLG1	NVRE1	NVSIX2

Reinvested dividends	$203,795	-	184,686	86,165	1,878	987,590	86,948	4,583

Mortality and expense risk charges (note 3)	(24,348)	(153,677)	(102,465)	(82,990)	(844)	(487,619)	(24,027)	(2,667)

Net investment income (loss)	179,447	(153,677)	82,221	3,175	1,034	499,971	62,921	1,916

Realized gain (loss) on investments	(3,773)	(1,060,701)	(327,476)	(24,180)	(425)	3,569,931	101,859	(31,642)

Change in unrealized gain (loss) on investments	(193,859)	2,501,397	(1,038,155)	(180,135)	(4,416)	12,374,101	(233,442)	66,713

Net gain (loss) on investments	(197,632)	1,440,696	(1,365,631)	(204,315)	(4,841)	15,944,032	(131,583)	35,071

Reinvested capital gains	704,157	324,963	1,639,500	2,046,355	6,518	-	60,364	18,669

Net increase (decrease) in contract owners’ equity resulting from operations	$685,972	1,611,982	356,090	1,845,215	2,711	16,444,003	(8,298)	55,656

Investment Activity*:	NVSTB1	NVSTB2	NVTIV3	SAM	SCF	SCGF	SCVF	TRF

Reinvested dividends	$19,610	2,545	389	571,354	173,723	-	42,141	567,874

Mortality and expense risk charges (note 3)	(496)	(316)	(98)	(64,817)	(81,880)	(7,924)	(16,193)	(324,898)

Net investment income (loss)	19,114	2,229	291	506,537	91,843	(7,924)	25,948	242,976

Realized gain (loss) on investments	(574)	(131)	5,444	-	6,088	(118,842)	(114,872)	2,966,191

Change in unrealized gain (loss) on investments	(13,624)	988	592	-	229,297	287,539	(113,698)	1,224,694

Net gain (loss) on investments	(14,198)	857	6,036	-	235,385	168,697	(228,570)	4,190,885

Reinvested capital gains	-	-	-	13	1,260,860	121,804	234,078	4,877,613

Net increase (decrease) in contract owners’ equity resulting from operations	$4,916	3,086	6,327	506,550	1,588,088	282,577	31,456	9,311,474

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$	$	$	$	$	$	$	$
Investment Activity*:	AMCG	AMMCGS	AMSRS	AMTB	DWVSVS	WRASP	WRHIP	WRMCG

Reinvested dividends	$-	-	-	59,559	1,397	10,956	36,452	-

Mortality and expense risk charges (note 3)	(7,741)	(1,147)	(13,425)	(5,401)	(729)	(4,784)	(2,840)	(1,819)

Net investment income (loss)	(7,741)	(1,147)	(13,425)	54,158	668	6,172	33,612	(1,819)

Realized gain (loss) on investments	46,304	(23,700)	115,913	(4,831)	(2,516)	23,277	(2,767)	(11,670)

Change in unrealized gain (loss) on investments	(208,274)	(6,972)	349,394	7,202	2,517	47,584	5,070	(58,118)

Net gain (loss) on investments	(161,970)	(30,672)	465,307	2,371	1	70,861	2,303	(69,788)

Reinvested capital gains	280,555	36,440	408,375	-	9,229	59,516	227	76,158

Net increase (decrease) in contract owners’ equity resulting from operations	$110,844	4,621	860,257	56,529	9,898	136,549	36,142	4,551

Investment Activity*:	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVLDA	PMVRSA	PVSTA

Reinvested dividends	$406	49	4	10,669	1,651	32,077	3,248	8,332

Mortality and expense risk charges (note 3)	(90)	(11)	-	(1,130)	(239)	(2,243)	(614)	(941)

Net investment income (loss)	316	38	4	9,539	1,412	29,834	2,634	7,391

Realized gain (loss) on investments	(1,097)	23	(7)	(3,800)	(9,694)	(31,000)	6,298	112

Change in unrealized gain (loss) on investments	1,957	180	19	24,220	13,019	41,946	10,715	48

Net gain (loss) on investments	860	203	12	20,420	3,325	10,946	17,013	160

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,176	241	16	29,959	4,737	40,780	19,647	7,551

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2025

	$		$		$		$		$		$		$		$
Investment Activity*:	PVEIB		PVGOB		PVNOB		PVTIGB		TRHS2		TRLT2		TRMCG2		VWBF

Reinvested dividends		$13,396		-		409		26		-		1,897		-		33,809

Mortality and expense risk charges (note 3)		(4,678)		(11,592)		(328)		(1,170)		(17,356)		-		(110)		(3,755)

Net investment income (loss)		8,718		(11,592)		81		(1,144)		(17,356)		1,897		(110)		30,054

Realized gain (loss) on investments		31,959		839,273		39		7,418		90,576		(3)		(228)		(3,125)

Change in unrealized gain (loss) on investments		72,050		(745,227)		(563)		53,745		309,937		599		(1,263)		78,244

Net gain (loss) on investments		104,009		94,046		(524)		61,163		400,513		596		(1,491)		75,119

Reinvested capital gains		64,081		250,273		7,192		14,252		138,580		-		2,565		-

Net increase (decrease) in contract owners’ equity resulting from operations		$176,808		332,727		6,749		74,271		521,737		2,493		964		105,173

	$		$		$
Investment Activity*:	VWEM		VWHA		VRVDRI

Reinvested dividends		$13,700		67,054		1,677

Mortality and expense risk charges (note 3)		(7,745)		(12,194)		(285)

Net investment income (loss)		5,955		54,860		1,392

Realized gain (loss) on investments		(137,812)		87,723		1,139

Change in unrealized gain (loss) on investments		593,046		680,812		(1,938)

Net gain (loss) on investments		455,234		768,535		(799)

Reinvested capital gains		-		-		223

Net increase (decrease) in contract owners’ equity resulting from operations		$461,189		823,395		816

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ABTGB				ALVDAA				ALVGIA				ALVIVB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(28)		(25)		-		-		3,742		5,280		5,191		1,434

Realized gain (loss) on investments		3		5		-		11		4,026		1,816		1,920		14

Change in unrealized gain (loss) on investments		(430)		256		-		(4)		783		39,300		66,530		1,088

Reinvested capital gains		726		15		-		-		44,485		18,288		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		271		251		-		7		53,036		64,684		73,641		2,536

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		-		85		-		26,416		22,803		1,331		335

Transfers between subaccounts, net		458		56		-		-		3,727		(5,954)		158,938		15,313

Surrenders (notes 2, 3, 4, 5, and 6)		(24)		(18)		-		(158)		(109,746)		(50,669)		(8,898)		(3,272)

Adjustments to maintain reserves		6		1		(62)		61		469		8		227		1

Net equity transactions		440		39		23		(97)		(79,134)		(33,812)		151,598		12,377

Net change in contract owners’ equity		711		290		23		(90)		(26,098)		30,872		225,239		14,913

Contract owners’ equity at beginning of period		4,888		4,598		-		90		554,286		523,414		88,088		73,175

Contract owners’ equity at end of period		$5,599		4,888		23		-		528,188		554,286		313,327		88,088

CHANGE IN UNITS:

Beginning units		418		415		-		6		9,014		9,588		8,586		7,438

Units purchased		37		5		1		33		499		402		13,802		1,472

Units surrendered		(1)		(2)		-		(39)		(1,734)		(976)		(662)		(324)

Ending units		454		418		1		-		7,779		9,014		21,726		8,586

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	ALVSVA				SVDF				SVOF				WFVSCG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,904		4,278		(3,999)		(4,349)		(11,209)		(13,173)		(1,560)		(1,811)

Realized gain (loss) on investments		16,414		7,413		(53,320)		(9,268)		(14,335)		27,534		(108,421)		(10,708)

Change in unrealized gain (loss) on investments		(98,703)		25,368		77,526		125,637		(108,854)		46,817		110,066		72,984

Reinvested capital gains		97,673		45,636		4,812		-		191,356		181,659		20,492		-

Net increase (decrease) in contract owners’ equity resulting from operations		19,288		82,695		25,019		112,020		56,958		242,837		20,577		60,465

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		17,025		18,764		6,514		7,764		-		3,548		4,078		6,609

Transfers between subaccounts, net		(29,213)		(19,039)		1,151		621		(1,890,612)		(421)		(372,153)		(23,067)

Surrenders (notes 2, 3, 4, 5, and 6)		(53,778)		(73,384)		(96,018)		(14,124)		(72,232)		(118,278)		(25,691)		(29,708)

Adjustments to maintain reserves		722		10		780		14		2,471		312		350		8

Net equity transactions		(65,244)		(73,649)		(87,573)		(5,725)		(1,960,373)		(114,839)		(393,416)		(46,158)

Net change in contract owners’ equity		(45,956)		9,046		(62,554)		106,295		(1,903,415)		127,998		(372,839)		14,307

Contract owners’ equity at beginning of period		926,022		916,976		754,724		648,429		1,903,415		1,775,417		372,839		358,532

Contract owners’ equity at end of period		$880,066		926,022		692,170		754,724		-		1,903,415		-		372,839

CHANGE IN UNITS:

Beginning units		12,360		13,429		8,712		8,781		28,614		29,255		6,919		7,860

Units purchased		383		485		200		201		-		49		113		180

Units surrendered		(1,252)		(1,554)		(1,401)		(270)		(28,614)		(690)		(7,032)		(1,121)

Ending units		11,491		12,360		7,511		8,712		-		28,614		-		6,919

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMVBC4				AMVGS4				AMVGV2				BRVHYI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,305		9,241		-		-		228		(106)		44,112		44,891

Realized gain (loss) on investments		29,732		10,165		-		-		(1)		1,928		(5,556)		(5,162)

Change in unrealized gain (loss) on investments		61,599		52,683		38		(4)		(175)		-		18,883		12,544

Reinvested capital gains		86,649		1,798		7		-		-		-		1,603		-

Net increase (decrease) in contract owners’ equity resulting from operations		187,285		73,887		45		(4)		52		1,822		59,042		52,273

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		6,520		6,405		396		99		-		-		12,282		14,984

Transfers between subaccounts, net		125,453		850,089		-		-		19,589		(1,187)		21,469		(16,873)

Surrenders (notes 2, 3, 4, 5, and 6)		(109,472)		(58,703)		(7)		-		(29)		(636)		(59,842)		(36,976)

Adjustments to maintain reserves		1,195		9		-		(1)		-		1		834		249

Net equity transactions		23,696		797,800		389		98		19,560		(1,822)		(25,257)		(38,616)

Net change in contract owners’ equity		210,981		871,687		434		94		19,612		-		33,785		13,657

Contract owners’ equity at beginning of period		1,100,276		228,589		94		-		-		-		708,077		694,420

Contract owners’ equity at end of period		$1,311,257		1,100,276		528		94		19,612		-		741,862		708,077

CHANGE IN UNITS:

Beginning units		81,039		19,910		9		-		-		-		51,078		53,951

Units purchased		9,216		65,938		34		9		1,822		2		2,954		1,899

Units surrendered		(7,223)		(4,809)		(1)		-		(3)		(2)		(4,777)		(4,772)

Ending units		83,032		81,039		42		9		1,819		-		49,255		51,078

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MLVGA2				DGI				DSC				DSIF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$51,888		11,588		834		2,685		491		475		253,188		443,508

Realized gain (loss) on investments		22,951		33,123		30,009		45,772		(5,493)		(6,186)		29,468,285		2,474,423

Change in unrealized gain (loss) on investments		93,519		(7,322)		166,851		320,364		35,164		17,972		(24,011,562)		6,541,671

Reinvested capital gains		146,283		106,191		205,887		126,027		-		-		3,785,190		3,877,167

Net increase (decrease) in contract owners’ equity resulting from operations		314,641		143,580		403,581		494,848		30,162		12,261		9,495,101		13,336,769

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		48,831		48,743		31,716		30,001		9,904		16,445		771,333		894,460

Transfers between subaccounts, net		85,408		(80,972)		3,956		(59,130)		8,388		2,106		(72,278,687)		(177,900)

Surrenders (notes 2, 3, 4, 5, and 6)		(147,221)		(199,741)		(122,087)		(104,283)		(21,772)		(31,503)		(4,776,547)		(4,164,326)

Adjustments to maintain reserves		1,575		28		2,133		38		289		4		59,733		1,132

Net equity transactions		(11,407)		(231,942)		(84,282)		(133,374)		(3,191)		(12,948)		(76,224,168)		(3,446,634)

Net change in contract owners’ equity		303,234		(88,362)		319,299		361,474		26,971		(687)		(66,729,067)		9,890,135

Contract owners’ equity at beginning of period		1,623,599		1,711,961		2,533,316		2,171,842		292,948		293,635		66,738,012		56,847,877

Contract owners’ equity at end of period		$1,926,833		1,623,599		2,852,615		2,533,316		319,919		292,948		8,945		66,738,012

CHANGE IN UNITS:

Beginning units		62,363		71,389		29,968		31,429		7,728		8,062		423,505		448,390

Units purchased		5,483		2,319		566		735		819		791		6,041		12,191

Units surrendered		(5,574)		(11,345)		(1,551)		(2,196)		(947)		(1,125)		(429,503)		(37,076)

Ending units		62,272		62,363		28,983		29,968		7,600		7,728		43		423,505

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSRG				DVSCS				DFVGMI				DFVIPS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(28,523)		1,519		15,152		11,904		2,549		4,679		2,305		1,312

Realized gain (loss) on investments		228,777		173,926		(52,340)		(15,968)		14,231		6,465		(640)		(16,039)

Change in unrealized gain (loss) on investments		513,506		2,033,908		(64,129)		104,036		427		299		2,243		15,418

Reinvested capital gains		922,308		68,225		192,297		43,661		1,216		1,169		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		1,636,068		2,277,578		90,980		143,633		18,423		12,612		3,908		691

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		189,388		205,518		23,384		24,009		2,079		1,393		256		740

Transfers between subaccounts, net		(2,179)		15,426		3,726		(13,175)		(90,344)		139,525		8,385		6,787

Surrenders (notes 2, 3, 4, 5, and 6)		(1,086,214)		(851,690)		(176,003)		(78,412)		(4,375)		(58,123)		(4,581)		(60,435)

Adjustments to maintain reserves		11,061		210		1,977		31		124		3		53		1

Net equity transactions		(887,944)		(630,536)		(146,916)		(67,547)		(92,516)		82,798		4,113		(52,907)

Net change in contract owners’ equity		748,124		1,647,042		(55,936)		76,086		(74,093)		95,410		8,021		(52,216)

Contract owners’ equity at beginning of period		11,301,383		9,654,341		2,035,413		1,959,327		207,125		111,715		57,271		109,487

Contract owners’ equity at end of period		$12,049,507		11,301,383		1,979,477		2,035,413		133,032		207,125		65,292		57,271

CHANGE IN UNITS:

Beginning units		97,867		103,768		35,075		36,269		12,351		7,425		4,954		9,601

Units purchased		2,960		4,611		1,364		1,121		199		8,320		759		677

Units surrendered		(11,467)		(10,512)		(3,846)		(2,315)		(5,590)		(3,394)		(435)		(5,324)

Ending units		89,360		97,867		32,593		35,075		6,960		12,351		5,278		4,954

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	DSGIBA				FQB				FVU2				FAMP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$37,703		30,785		27,097		36,261		2,757		1,783		195,467		176,333

Realized gain (loss) on investments		(2,812)		(4,160)		(35,593)		(84,357)		(450)		(259)		20,847		(2,989)

Change in unrealized gain (loss) on investments		(20,917)		52,644		62,100		98,830		3,326		13,143		646,838		484,919

Reinvested capital gains		121,864		-		-		-		2,053		-		432,153		59,274

Net increase (decrease) in contract owners’ equity resulting from operations		135,838		79,269		53,604		50,734		7,686		14,667		1,295,305		717,537

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		4,611		4,769		21,878		20,709		5,133		3,172		200,074		220,263

Transfers between subaccounts, net		(63,023)		(6,253)		(91,918)		100,985		11,940		13		(38,387)		(76,313)

Surrenders (notes 2, 3, 4, 5, and 6)		(33,143)		(96,892)		(40,071)		(775,936)		(4,301)		1,464		(576,873)		(853,310)

Adjustments to maintain reserves		947		16		678		31		114		3		9,337		140

Net equity transactions		(90,608)		(98,360)		(109,433)		(654,211)		12,886		4,652		(405,849)		(709,220)

Net change in contract owners’ equity		45,230		(19,091)		(55,829)		(603,477)		20,572		19,319		889,456		8,317

Contract owners’ equity at beginning of period		967,091		986,182		897,891		1,501,368		113,723		94,404		9,231,423		9,223,106

Contract owners’ equity at end of period		$1,012,321		967,091		842,062		897,891		134,295		113,723		10,120,879		9,231,423

CHANGE IN UNITS:

Beginning units		58,633		64,903		42,548		78,401		8,276		7,899		139,794		149,629

Units purchased		390		879		1,932		6,592		1,461		694		4,689		5,143

Units surrendered		(5,752)		(7,149)		(6,927)		(42,445)		(542)		(317)		(10,873)		(14,978)

Ending units		53,271		58,633		37,553		42,548		9,195		8,276		133,610		139,794

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FCS				FEIP				FEMS				FF10S
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(16,066)		(11,422)		573,777		523,418		6,115		3,168		9,267		10,452

Realized gain (loss) on investments		99,813		46,566		512,504		671,782		(3,310)		(46,005)		(2,097)		(3,290)

Change in unrealized gain (loss) on investments		(44,777)		349,345		3,882,214		2,060,281		127,013		71,636		21,042		10,378

Reinvested capital gains		626,552		351,946		2,434,230		2,387,222		3,184		-		4,436		293

Net increase (decrease) in contract owners’ equity resulting from operations		665,522		736,435		7,402,725		5,642,703		133,002		28,799		32,648		17,833

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		449,922		223,618		885,560		828,842		13,724		10,899		1,684		2,496

Transfers between subaccounts, net		639,399		237,283		59,208		(275,453)		38,114		(25,740)		-		(3,834)

Surrenders (notes 2, 3, 4, 5, and 6)		(410,859)		(246,593)		(3,724,796)		(4,004,389)		(28,329)		(67,667)		(26,999)		(43,517)

Adjustments to maintain reserves		2,917		54		38,034		1,149		360		6		333		5

Net equity transactions		681,379		214,362		(2,741,994)		(3,449,851)		23,869		(82,502)		(24,982)		(44,850)

Net change in contract owners’ equity		1,346,901		950,797		4,660,731		2,192,852		156,871		(53,703)		7,666		(27,017)

Contract owners’ equity at beginning of period		3,137,189		2,186,392		41,683,624		39,490,772		338,780		392,483		346,150		373,167

Contract owners’ equity at end of period		$4,484,090		3,137,189		46,344,355		41,683,624		495,651		338,780		353,816		346,150

CHANGE IN UNITS:

Beginning units		132,895		123,143		242,273		262,260		26,420		33,462		13,753		15,529

Units purchased		32,279		13,868		9,453		9,131		2,145		1,106		187		231

Units surrendered		(7,879)		(4,116)		(23,377)		(29,118)		(1,022)		(8,148)		(1,148)		(2,007)

Ending units		157,295		132,895		228,349		242,273		27,543		26,420		12,792		13,753

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FF20S				FF30S				FGP				FHIP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$19,861		19,549		34,285		30,305		(237,841)		(586,635)		397,350		352,637

Realized gain (loss) on investments		600		2,269		19,552		87,844		4,871,226		6,309,794		(54,022)		(84,345)

Change in unrealized gain (loss) on investments		35,297		11,585		126,797		29,760		(3,984,753)		(2,020,826)		276,751		246,415

Reinvested capital gains		44,970		23,909		84,286		3,957		15,959,842		26,144,815		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		100,728		57,312		264,920		151,866		16,608,474		29,847,148		620,079		514,707

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		25,821		26,824		51,353		46,988		1,343,010		1,441,752		214,801		219,806

Transfers between subaccounts, net		58,769		(32,095)		(3,728)		61,884		(1,045,208)		(171,599)		4,538		19,306

Surrenders (notes 2, 3, 4, 5, and 6)		(57,611)		(53,795)		(141,990)		(484,134)		(10,480,868)		(11,173,567)		(592,850)		(547,996)

Adjustments to maintain reserves		852		13		1,931		29		100,171		3,113		5,395		324

Net equity transactions		27,831		(59,053)		(92,434)		(375,233)		(10,082,895)		(9,900,301)		(368,116)		(308,560)

Net change in contract owners’ equity		128,559		(1,741)		172,486		(223,367)		6,525,579		19,946,847		251,963		206,147

Contract owners’ equity at beginning of period		819,308		821,049		1,834,505		2,057,872		122,925,652		102,978,805		6,489,189		6,283,042

Contract owners’ equity at end of period		$947,867		819,308		2,006,991		1,834,505		129,451,231		122,925,652		6,741,152		6,489,189

CHANGE IN UNITS:

Beginning units		27,685		29,703		52,643		64,270		364,265		421,913		107,187		112,246

Units purchased		3,910		2,590		1,791		4,650		7,979		9,474		5,139		6,412

Units surrendered		(3,164)		(4,608)		(4,180)		(16,277)		(37,278)		(67,122)		(11,350)		(11,471)

Ending units		28,431		27,685		50,254		52,643		334,966		364,265		100,976		107,187

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FIGBS				FMCS				FNRS2				FOP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$61,647		62,297		(6,823)		(1,145)		22,355		25,115		49,574		47,695

Realized gain (loss) on investments		(66,229)		(55,200)		31,380		118,225		34,030		96,219		114,046		147,494

Change in unrealized gain (loss) on investments		135,499		18,811		(69,770)		48,291		72,588		(63,475)		186,323		(188,230)

Reinvested capital gains		-		-		738,854		827,255		-		-		358,275		171,404

Net increase (decrease) in contract owners’ equity resulting from operations		130,917		25,908		693,641		992,626		128,973		57,859		708,218		178,363

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		25,745		24,646		159,666		154,304		63,601		78,465		8,122		9,515

Transfers between subaccounts, net		(107,345)		180,120		(49,332)		(55,539)		(27,732)		(276,749)		(1,000)		(43,604)

Surrenders (notes 2, 3, 4, 5, and 6)		(130,652)		(215,387)		(451,064)		(749,315)		(117,331)		(223,754)		(191,888)		(256,271)

Adjustments to maintain reserves		1,658		24		5,490		91		1,115		23		2,646		81

Net equity transactions		(210,594)		(10,597)		(335,240)		(650,459)		(80,347)		(422,015)		(182,120)		(290,279)

Net change in contract owners’ equity		(79,677)		15,311		358,401		342,167		48,626		(364,156)		526,098		(111,916)

Contract owners’ equity at beginning of period		2,069,483		2,054,172		6,477,624		6,135,457		1,459,708		1,823,864		3,610,895		3,722,811

Contract owners’ equity at end of period		$1,989,806		2,069,483		6,836,025		6,477,624		1,508,334		1,459,708		4,136,993		3,610,895

CHANGE IN UNITS:

Beginning units		113,034		113,764		68,999		76,411		53,906		69,708		66,455		70,708

Units purchased		5,316		17,377		3,051		4,027		4,581		5,220		391		523

Units surrendered		(16,353)		(18,107)		(6,553)		(11,439)		(7,848)		(21,022)		(3,283)		(4,776)

Ending units		101,997		113,034		65,497		68,999		50,639		53,906		63,563		66,455

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FOS				FRESS				FVSS				FVSS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$42,910		43,573		534		1,046		3,623		3,418		140		193

Realized gain (loss) on investments		162,673		253,273		(1,069)		2,496		15,245		61,760		3,035		4,036

Change in unrealized gain (loss) on investments		163,360		(256,127)		1,617		(1,953)		5,734		(122,818)		(1,450)		(7,389)

Reinvested capital gains		379,064		186,359		17		-		38,697		143,244		2,586		12,063

Net increase (decrease) in contract owners’ equity resulting from operations		748,007		227,078		1,099		1,589		63,299		85,604		4,311		8,903

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		163,503		166,500		1,261		1,129		12,305		13,167		776		804

Transfers between subaccounts, net		(11,297)		(554,828)		11,070		(12,718)		(10,980)		(95,575)		(25,998)		23,624

Surrenders (notes 2, 3, 4, 5, and 6)		(409,116)		(416,350)		(6,322)		(25,280)		(50,492)		(54,804)		(8,110)		(20,286)

Adjustments to maintain reserves		3,903		62		51		2		969		16		62		1

Net equity transactions		(253,007)		(804,616)		6,060		(36,867)		(48,198)		(137,196)		(33,270)		4,143

Net change in contract owners’ equity		495,000		(577,538)		7,159		(35,278)		15,101		(51,592)		(28,959)		13,046

Contract owners’ equity at beginning of period		3,871,960		4,449,498		30,622		65,900		967,037		1,018,629		86,234		73,188

Contract owners’ equity at end of period		$4,366,960		3,871,960		37,781		30,622		982,138		967,037		57,275		86,234

CHANGE IN UNITS:

Beginning units		243,945		292,652		2,425		5,518		16,697		19,075		6,847		6,311

Units purchased		18,539		21,704		1,100		362		1,707		673		63		2,083

Units surrendered		(32,650)		(70,411)		(600)		(3,455)		(2,689)		(3,051)		(2,667)		(1,547)

Ending units		229,834		243,945		2,925		2,425		15,715		16,697		4,243		6,847

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVDM2				FTVFA2				FTVGI2				FTVIS2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$755		14,988		658		3,013		(2,138)		(2,719)		62,456		64,938

Realized gain (loss) on investments		140,423		(9,035)		1,900		(7,670)		(12,420)		(69,107)		(12,745)		(6,326)

Change in unrealized gain (loss) on investments		25,649		19,826		787		20,986		82,218		(855)		87,122		25,161

Reinvested capital gains		8,275		3,256		1,942		-		-		-		14,513		5,876

Net increase (decrease) in contract owners’ equity resulting from operations		175,102		29,035		5,287		16,329		67,660		(72,681)		151,346		89,649

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		10,661		16,450		3,815		8,033		19,990		23,223		442,005		49,747

Transfers between subaccounts, net		(490,263)		(1,282)		-		(148,842)		5,404		(64,939)		(12,397)		4,202

Surrenders (notes 2, 3, 4, 5, and 6)		(41,690)		(50,528)		(13,991)		(16,728)		(49,377)		(100,458)		(471,358)		(204,359)

Adjustments to maintain reserves		425		6		50		3		427		4		1,293		17

Net equity transactions		(520,867)		(35,354)		(10,126)		(157,534)		(23,556)		(142,170)		(40,457)		(150,393)

Net change in contract owners’ equity		(345,765)		(6,319)		(4,839)		(141,205)		44,104		(214,851)		110,889		(60,744)

Contract owners’ equity at beginning of period		407,909		414,228		53,767		194,972		451,931		666,782		1,285,302		1,346,046

Contract owners’ equity at end of period		$62,144		407,909		48,928		53,767		496,035		451,931		1,396,191		1,285,302

CHANGE IN UNITS:

Beginning units		30,729		33,475		2,524		9,904		57,695		75,192		49,159		54,887

Units purchased		1,298		2,365		205		407		5,382		6,448		4,321		3,505

Units surrendered		(28,978)		(5,111)		(680)		(7,787)		(8,116)		(23,945)		(5,835)		(9,233)

Ending units		3,049		30,729		2,049		2,524		54,961		57,695		47,645		49,159

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	FTVRDI				FTVSVI				TIF				TIF2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,309		3,403		18,819		15,237		880		875		10,392		9,964

Realized gain (loss) on investments		(1,568)		(19,846)		(56,269)		(67,730)		624		169		(1,777)		(3,176)

Change in unrealized gain (loss) on investments		5,227		33,562		18,406		271,091		6,645		(1,493)		91,873		(13,240)

Reinvested capital gains		30,456		13,173		192,898		54,402		2,692		-		35,230		-

Net increase (decrease) in contract owners’ equity resulting from operations		37,424		30,292		173,854		273,000		10,841		(449)		135,718		(6,452)

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		6,160		2,577		35,554		38,795		-		-		10,717		15,577

Transfers between subaccounts, net		23,790		(137,620)		(38,841)		(40,691)		-		-		5,883		10,439

Surrenders (notes 2, 3, 4, 5, and 6)		(12,412)		(12,683)		(166,414)		(181,057)		(2,500)		(1,149)		(40,635)		(36,197)

Adjustments to maintain reserves		1		(1)		2,300		37		41		(3)		436		4

Net equity transactions		17,539		(147,727)		(167,401)		(182,916)		(2,459)		(1,152)		(23,599)		(10,177)

Net change in contract owners’ equity		54,963		(117,435)		6,453		90,084		8,382		(1,601)		112,119		(16,629)

Contract owners’ equity at beginning of period		291,376		408,811		2,559,959		2,469,875		38,446		40,047		480,403		497,032

Contract owners’ equity at end of period		$346,339		291,376		2,566,412		2,559,959		46,828		38,446		592,522		480,403

CHANGE IN UNITS:

Beginning units		3,683		5,738		34,589		37,212		1,279		1,316		45,419		46,370

Units purchased		386		51		1,065		1,236		-		-		1,885		3,096

Units surrendered		(162)		(2,106)		(3,389)		(3,859)		(72)		(37)		(3,784)		(4,047)

Ending units		3,907		3,683		32,265		34,589		1,207		1,279		43,520		45,419

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVGMNS				RVARS				ACEG				AVMCCI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$836		645		513		1,836		(1,176)		(993)		(45)		(67)

Realized gain (loss) on investments		48		(30)		(1,605)		(442)		64,323		(5,746)		120		3,736

Change in unrealized gain (loss) on investments		(1,449)		1,581		1,351		(2,950)		(65,393)		100,784		(375)		(1,311)

Reinvested capital gains		2,965		-		-		-		50,113		-		2,037		474

Net increase (decrease) in contract owners’ equity resulting from operations		2,400		2,196		259		(1,556)		47,867		94,045		1,737		2,832

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		690		461		327		422		1,516		3,150		623		830

Transfers between subaccounts, net		14,457		4,813		(1,267)		4,065		(519,818)		201,056		-		(1,639)

Surrenders (notes 2, 3, 4, 5, and 6)		(3,366)		(995)		(9,435)		(8,912)		(41,643)		(30,690)		(512)		(14,224)

Adjustments to maintain reserves		18		2		27		1		237		3		20		2

Net equity transactions		11,799		4,281		(10,348)		(4,424)		(559,708)		173,519		131		(15,031)

Net change in contract owners’ equity		14,199		6,477		(10,089)		(5,980)		(511,841)		267,564		1,868		(12,199)

Contract owners’ equity at beginning of period		24,340		17,863		39,259		45,239		511,841		244,277		20,064		32,263

Contract owners’ equity at end of period		$38,539		24,340		29,170		39,259		-		511,841		21,932		20,064

CHANGE IN UNITS:

Beginning units		1,417		1,157		3,381		3,734		9,512		6,154		743		1,384

Units purchased		822		320		188		364		58		4,057		202		33

Units surrendered		(187)		(60)		(1,082)		(717)		(9,570)		(699)		(204)		(674)

Ending units		2,052		1,417		2,487		3,381		-		9,512		741		743

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	IVBRA1				IVCPBI				IVKEI1				OVAG
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$3,724		3,978		91,540		95,977		72,960		66,050		(8,034)		(11,912)

Realized gain (loss) on investments		(210)		(13,876)		(2,701)		(24,304)		16,988		9,701		(58,931)		(416,039)

Change in unrealized gain (loss) on investments		1,419		12,842		68,962		4,658		196,525		58,691		(19,390)		839,207

Reinvested capital gains		-		-		-		-		244,906		176,035		138,981		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,933		2,944		157,801		76,331		531,379		310,477		52,626		411,256

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,520		2,802		139,047		133,911		134,196		97,685		37,938		41,978

Transfers between subaccounts, net		(59,208)		(25,809)		11,909		61,737		6,675		4,474,888		46,746		(56,538)

Surrenders (notes 2, 3, 4, 5, and 6)		(6,804)		(35,854)		(259,234)		(988,621)		(498,911)		(285,643)		(136,045)		(620,237)

Adjustments to maintain reserves		62		-		2,395		(87)		4,582		(348)		1,415		37

Net equity transactions		(64,430)		(58,861)		(105,883)		(793,060)		(353,458)		4,286,582		(49,946)		(634,760)

Net change in contract owners’ equity		(59,497)		(55,917)		51,918		(716,729)		177,921		4,597,059		2,680		(223,504)

Contract owners’ equity at beginning of period		59,497		115,414		2,467,645		3,184,374		4,597,059		-		1,724,961		1,948,465

Contract owners’ equity at end of period		$-		59,497		2,519,563		2,467,645		4,774,980		4,597,059		1,727,641		1,724,961

CHANGE IN UNITS:

Beginning units		4,180		8,383		240,007		318,304		429,655		-		62,623		90,772

Units purchased		178		308		28,850		29,287		25,574		465,427		4,018		3,119

Units surrendered		(4,358)		(4,511)		(38,858)		(107,584)		(57,587)		(35,772)		(6,773)		(31,268)

Ending units		-		4,180		229,999		240,007		397,642		429,655		59,868		62,623

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	OVGS				OVIG				OVSB				OVSC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(101,307)		(117,164)		(382)		475		12,915		4,936		(443)		(5,478)

Realized gain (loss) on investments		81,921		(1,919)		3,012		(22,796)		(1,883)		(2,221)		11,000		26,132

Change in unrealized gain (loss) on investments		(1,682,203)		2,093,124		11,900		(8,159)		13,296		2,255		(36,617)		62,744

Reinvested capital gains		4,472,874		1,353,197		20,741		18,856		-		-		116,063		41,153

Net increase (decrease) in contract owners’ equity resulting from operations		2,771,285		3,327,238		35,271		(11,624)		24,328		4,970		90,003		124,551

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		319,552		359,333		7,838		344		5,769		6,964		21,760		20,742

Transfers between subaccounts, net		(24,982,337)		(256,106)		(58,506)		11,160		51,513		13,781		46,708		17,473

Surrenders (notes 2, 3, 4, 5, and 6)		(1,282,639)		(2,232,166)		(15,124)		(20,725)		(14,828)		(11,807)		(64,092)		(163,081)

Adjustments to maintain reserves		18,125		878		198		3		160		3		970		16

Net equity transactions		(25,927,299)		(2,128,061)		(65,594)		(9,218)		42,614		8,941		5,346		(124,850)

Net change in contract owners’ equity		(23,156,014)		1,199,177		(30,323)		(20,842)		66,942		13,911		95,349		(299)

Contract owners’ equity at beginning of period		23,156,763		21,957,586		265,315		286,157		186,961		173,050		1,150,193		1,150,492

Contract owners’ equity at end of period		$749		23,156,763		234,992		265,315		253,903		186,961		1,245,542		1,150,193

CHANGE IN UNITS:

Beginning units		162,574		177,312		19,980		21,083		16,211		15,420		13,619		15,283

Units purchased		3,319		4,559		143		1,450		4,576		2,304		932		599

Units surrendered		(165,889)		(19,297)		(4,834)		(2,553)		(1,268)		(1,513)		(916)		(2,263)

Ending units		4		162,574		15,289		19,980		19,519		16,211		13,635		13,619

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JABS				JACAS				JAEI				JAGTS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$34,421		33,600		(8,096)		(25,338)		(646)		1,077		(34,443)		(33,154)

Realized gain (loss) on investments		158,202		32,621		1,426,751		122,941		7,164		8,817		118,298		202,930

Change in unrealized gain (loss) on investments		101,753		275,482		(1,330,005)		936,865		(10,951)		34,971		887,572		1,743,643

Reinvested capital gains		86,988		-		800,695		377,159		22,782		17,984		702,912		-

Net increase (decrease) in contract owners’ equity resulting from operations		381,364		341,703		889,345		1,411,627		18,349		62,849		1,674,339		1,913,419

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		33,786		29,817		54,013		81,800		3,200		18,061		59,931		81,390

Transfers between subaccounts, net		(70,858)		400,662		(6,771,111)		(26,643)		(3,465)		(68,933)		(129,801)		272,786

Surrenders (notes 2, 3, 4, 5, and 6)		(416,366)		(123,702)		(421,131)		(442,475)		(53,726)		(82,556)		(759,522)		(1,210,438)

Adjustments to maintain reserves		2,712		31		5,332		94		310		7		6,621		137

Net equity transactions		(450,726)		306,808		(7,132,897)		(387,224)		(53,681)		(133,421)		(822,771)		(856,125)

Net change in contract owners’ equity		(69,362)		648,511		(6,243,552)		1,024,403		(35,332)		(70,572)		851,568		1,057,294

Contract owners’ equity at beginning of period		2,790,574		2,142,063		6,243,552		5,219,149		357,387		427,959		7,380,769		6,323,475

Contract owners’ equity at end of period		$2,721,212		2,790,574		-		6,243,552		322,055		357,387		8,232,337		7,380,769

CHANGE IN UNITS:

Beginning units		52,207		45,927		94,578		100,822		14,793		20,372		151,055		169,220

Units purchased		908		9,024		1,009		2,706		372		684		3,522		9,743

Units surrendered		(8,531)		(2,744)		(95,587)		(8,950)		(2,726)		(6,263)		(19,204)		(27,908)

Ending units		44,584		52,207		-		94,578		12,439		14,793		135,373		151,055

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	JAIGS				JAWGS				LACB2				LACCA2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,730		18,394		35		(80)		55,049		49,534		(683)		(418)

Realized gain (loss) on investments		1,087,716		143,053		(519)		2,513		43,695		30,835		195		(38)

Change in unrealized gain (loss) on investments		(558,028)		(49,527)		3,153		-		312,599		326,513		(12,694)		13,080

Reinvested capital gains		-		-		3,420		-		-		-		20,619		3,195

Net increase (decrease) in contract owners’ equity resulting from operations		539,418		111,920		6,089		2,433		411,343		406,882		7,437		15,819

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		45,712		56,577		63		197		66,087		72,338		-		-

Transfers between subaccounts, net		(2,690,668)		(1,687)		50,545		(2,576)		(18,253)		5,036,029		-		106,177

Surrenders (notes 2, 3, 4, 5, and 6)		(133,817)		(314,522)		(15,067)		(53)		(433,830)		(518,484)		(1,153)		(681)

Adjustments to maintain reserves		2,378		33		44		(1)		7,164		(162)		8		130

Net equity transactions		(2,776,395)		(259,599)		35,585		(2,433)		(378,832)		4,589,721		(1,145)		105,626

Net change in contract owners’ equity		(2,236,977)		(147,679)		41,674		-		32,511		4,996,603		6,292		121,445

Contract owners’ equity at beginning of period		2,237,041		2,384,720		-		-		4,996,603		-		121,445		-

Contract owners’ equity at end of period		$64		2,237,041		41,674		-		5,029,114		4,996,603		127,737		121,445

CHANGE IN UNITS:

Beginning units		102,329		114,740		-		-		461,675		-		10,554		-

Units purchased		5,243		6,367		4,334		19		8,672		500,120		-		10,618

Units surrendered		(107,570)		(18,778)		(1,240)		(19)		(43,210)		(38,445)		(96)		(64)

Ending units		2		102,329		3,094		-		427,137		461,675		10,458		10,554

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACDV2				LACI2				LACIPS				LACMV2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(6,060)		8,660		4,088		1,902		(2,586)		21,029		17,710		22,219

Realized gain (loss) on investments		220,799		(83,791)		6,905		(335)		49,130		2,026,209		5,738		12,128

Change in unrealized gain (loss) on investments		(74,898)		74,042		44,431		(1,783)		569		(2,024,609)		(23,089)		30,403

Reinvested capital gains		-		-		-		-		-		-		101,388		23,239

Net increase (decrease) in contract owners’ equity resulting from operations		139,841		(1,089)		55,424		(216)		47,113		22,629		101,747		87,989

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		131,221		88,479		2,837		1,846		31,770		18,878		22,966		16,240

Transfers between subaccounts, net		(1,576,056)		1,518,781		468		581,097		(717,750)		714,985		(40,721)		1,284,204

Surrenders (notes 2, 3, 4, 5, and 6)		(125,685)		(174,983)		(66,890)		(221,429)		(59,080)		(47,267)		(79,365)		(148,263)

Adjustments to maintain reserves		(94,697)		94,188		19		123		760		9		1,118		22

Net equity transactions		(1,665,217)		1,526,465		(63,566)		361,637		(744,300)		686,605		(96,002)		1,152,203

Net change in contract owners’ equity		(1,525,376)		1,525,376		(8,142)		361,421		(697,187)		709,234		5,745		1,240,192

Contract owners’ equity at beginning of period		1,525,376		-		361,421		-		709,234		-		1,240,192		-

Contract owners’ equity at end of period		$-		1,525,376		353,279		361,421		12,047		709,234		1,245,937		1,240,192

CHANGE IN UNITS:

Beginning units		143,576		-		36,105		-		68,889		-		116,469		-

Units purchased		2,881		154,608		431		56,953		3,874		74,360		3,246		131,530

Units surrendered		(146,457)		(11,032)		(6,040)		(20,848)		(71,666)		(5,471)		(11,855)		(15,061)

Ending units		-		143,576		30,496		36,105		1,097		68,889		107,860		116,469

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	LACU2				LOVTRC				MMCGSC				MNDIC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(216)		(157)		7,736		7,492		(566)		(86)		(1,794)		(2,019)

Realized gain (loss) on investments		6,428		173		(1,233)		(1,385)		(14,360)		40		(27,937)		(54,100)

Change in unrealized gain (loss) on investments		(5,138)		5,140		5,366		(2,346)		(3,091)		2,071		70,082		80,122

Reinvested capital gains		2,846		375		-		-		23,316		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		3,920		5,531		11,869		3,761		5,299		2,025		40,351		24,003

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		5		4,940		4,196		99		-		107,893		8,705

Transfers between subaccounts, net		(35,901)		29,720		1,027		1,020		(87,300)		107,136		(19,224)		(19,516)

Surrenders (notes 2, 3, 4, 5, and 6)		(1,965)		(1,359)		(9,289)		(9,055)		(4,044)		(633)		(136,504)		(43,810)

Adjustments to maintain reserves		56		(7)		178		3		117		(1)		351		7

Net equity transactions		(37,810)		28,359		(3,144)		(3,836)		(91,128)		106,502		(47,484)		(54,614)

Net change in contract owners’ equity		(33,890)		33,890		8,725		(75)		(85,829)		108,527		(7,133)		(30,611)

Contract owners’ equity at beginning of period		33,890		-		178,544		178,619		108,527		-		363,027		393,638

Contract owners’ equity at end of period		$-		33,890		187,269		178,544		22,698		108,527		355,894		363,027

CHANGE IN UNITS:

Beginning units		2,852		-		16,548		16,914		8,425		-		11,842		13,634

Units purchased		-		2,972		546		495		7		8,472		1,109		512

Units surrendered		(2,852)		(120)		(819)		(861)		(6,719)		(47)		(2,623)		(2,304)

Ending units		-		2,852		16,275		16,548		1,713		8,425		10,328		11,842

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MV2IGI				MV3MVI				MVFIC				MVIGIC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(310)		556		1,835		2,047		45,986		40,977		522		499

Realized gain (loss) on investments		(24,787)		1,267		(2,042)		(5,666)		187,809		69,412		863		3,022

Change in unrealized gain (loss) on investments		(20,624)		23,211		(7,795)		26,353		(196,372)		5,663		15,719		2,818

Reinvested capital gains		23,570		37,789		30,605		12,089		281,786		259,027		7,146		377

Net increase (decrease) in contract owners’ equity resulting from operations		(22,151)		62,823		22,603		34,823		319,209		375,079		24,250		6,716

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		2,976		4,232		1,404		2,101		25,168		38,885		2,311		2,637

Transfers between subaccounts, net		(392,521)		(8,289)		132,058		(22,382)		(3,466,832)		(196,801)		13,079		(138,695)

Surrenders (notes 2, 3, 4, 5, and 6)		(29,641)		(16,357)		(19,996)		(16,265)		(165,149)		(227,075)		(12,335)		(8,346)

Adjustments to maintain reserves		1,455		(1,284)		318		4		3,318		48		133		1

Net equity transactions		(417,731)		(21,698)		113,784		(36,542)		(3,603,495)		(384,943)		3,188		(144,403)

Net change in contract owners’ equity		(439,882)		41,125		136,387		(1,719)		(3,284,286)		(9,864)		27,438		(137,687)

Contract owners’ equity at beginning of period		439,882		398,757		322,102		323,821		3,561,882		3,571,746		119,111		256,798

Contract owners’ equity at end of period		$-		439,882		458,489		322,102		277,596		3,561,882		146,549		119,111

CHANGE IN UNITS:

Beginning units		13,194		13,890		15,623		17,776		53,958		59,922		8,310		19,422

Units purchased		147		193		6,444		57		511		1,761		994		192

Units surrendered		(13,341)		(889)		(978)		(2,210)		(51,095)		(7,725)		(824)		(11,304)

Ending units		-		13,194		21,089		15,623		3,374		53,958		8,480		8,310

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MSEM				DTRTFB				EIF				GBF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$56,015		38,780		6,773		17,940		12,753		16,678		107,325		102,170

Realized gain (loss) on investments		(31,322)		(12,014)		(10,011)		(3,580)		38,183		42,238		(75,924)		(83,752)

Change in unrealized gain (loss) on investments		34,539		12,897		16,296		(9,892)		137,212		13,985		169,544		(1,307)

Reinvested capital gains		-		-		-		-		48,503		52,220		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		59,232		39,663		13,058		4,468		236,651		125,121		200,945		17,111

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		26,557		17,602		57,123		19,669		14,463		15,529		112,445		130,146

Transfers between subaccounts, net		59,305		3,940		5,292		102,952		(228,603)		(176,151)		10,659		58,885

Surrenders (notes 2, 3, 4, 5, and 6)		(28,344)		(27,338)		(112,197)		(19,191)		(70,644)		(45,746)		(421,228)		(342,154)

Adjustments to maintain reserves		420		5		161		3		1,133		21		2,939		49

Net equity transactions		57,938		(5,791)		(49,621)		103,433		(283,651)		(206,347)		(295,185)		(153,074)

Net change in contract owners’ equity		117,170		33,872		(36,563)		107,901		(47,000)		(81,226)		(94,240)		(135,963)

Contract owners’ equity at beginning of period		406,775		372,903		217,913		110,012		1,320,646		1,401,872		3,302,842		3,438,805

Contract owners’ equity at end of period		$523,945		406,775		181,350		217,913		1,273,646		1,320,646		3,208,602		3,302,842

CHANGE IN UNITS:

Beginning units		10,684		10,854		21,241		11,009		22,968		26,373		92,964		97,032

Units purchased		2,582		1,314		3,609		10,746		431		521		5,733		7,450

Units surrendered		(1,207)		(1,484)		(8,290)		(514)		(5,073)		(3,926)		(13,158)		(11,518)

Ending units		12,059		10,684		16,560		21,241		18,326		22,968		85,539		92,964

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GEM				GIG				GVAAA2				GVABD2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$474		8,123		31,769		81,998		(21,677)		(19,854)		(1,457)		(1,495)

Realized gain (loss) on investments		10,861		(6,237)		114,943		21,496		24,524		47,129		675		(1,920)

Change in unrealized gain (loss) on investments		371,457		50,125		1,375,416		221,696		344,351		379,656		18,679		4,189

Reinvested capital gains		-		-		194,355		-		244,756		141,440		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		382,792		52,011		1,716,483		325,190		591,954		548,371		17,897		774

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		42,251		71,175		106,223		89,260		107,941		91,891		5,281		5,370

Transfers between subaccounts, net		2,524,903		(9,681)		5,358,257		586,855		18,580		81,096		12,809		19,154

Surrenders (notes 2, 3, 4, 5, and 6)		(174,531)		(95,462)		(467,102)		(295,731)		(152,978)		(317,239)		(22,136)		(46,666)

Adjustments to maintain reserves		849		12		3,793		49		4,222		68		291		4

Net equity transactions		2,393,472		(33,956)		5,001,171		380,433		(22,235)		(144,184)		(3,755)		(22,138)

Net change in contract owners’ equity		2,776,264		18,055		6,717,654		705,623		569,719		404,187		14,142		(21,364)

Contract owners’ equity at beginning of period		913,998		895,943		3,970,159		3,264,536		4,028,230		3,624,043		291,249		312,613

Contract owners’ equity at end of period		$3,690,262		913,998		10,687,813		3,970,159		4,597,949		4,028,230		305,391		291,249

CHANGE IN UNITS:

Beginning units		35,063		36,331		149,032		135,682		125,910		130,683		21,300		22,957

Units purchased		76,444		3,968		158,190		29,787		4,495		9,231		1,943		2,502

Units surrendered		(6,548)		(5,236)		(15,979)		(16,437)		(5,206)		(14,004)		(2,207)		(4,159)

Ending units		104,959		35,063		291,243		149,032		125,199		125,910		21,036		21,300

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVAGG2				GVAGI2				GVAGR2				GVDMA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(13,573)		(12,823)		(5,843)		(5,062)		(19,864)		(17,219)		(22,419)		(23,137)

Realized gain (loss) on investments		53,133		56,564		23,447		16,833		335,792		138,137		(161,317)		(125,303)

Change in unrealized gain (loss) on investments		414,225		115,042		85,677		152,725		282,578		731,988		917,340		652,041

Reinvested capital gains		81,244		152,274		97,678		58,279		63,746		135,782		46,966		-

Net increase (decrease) in contract owners’ equity resulting from operations		535,029		311,057		200,959		222,775		662,252		988,688		780,570		503,601

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		26,446		40,889		10,216		10,719		80,342		198,575		121,723		140,808

Transfers between subaccounts, net		26,068		7,657		139,097		63,162		(327,488)		(64,341)		(210,673)		(1,270)

Surrenders (notes 2, 3, 4, 5, and 6)		(197,770)		(180,340)		(83,627)		(63,771)		(352,757)		(435,709)		(460,929)		(395,430)

Adjustments to maintain reserves		2,638		37		1,104		20		3,888		67		4,481		(21)

Net equity transactions		(142,618)		(131,757)		66,790		10,130		(596,015)		(301,408)		(545,398)		(255,913)

Net change in contract owners’ equity		392,411		179,300		267,749		232,905		66,237		687,280		235,172		247,688

Contract owners’ equity at beginning of period		2,663,975		2,484,675		1,199,983		967,078		4,115,766		3,428,486		5,081,542		4,833,854

Contract owners’ equity at end of period		$3,056,386		2,663,975		1,467,732		1,199,983		4,182,003		4,115,766		5,316,714		5,081,542

CHANGE IN UNITS:

Beginning units		62,880		65,934		28,675		28,489		60,446		65,678		132,298		139,628

Units purchased		2,215		3,267		3,384		2,416		1,424		2,251		4,203		4,944

Units surrendered		(5,315)		(6,321)		(2,100)		(2,230)		(10,022)		(7,483)		(18,266)		(12,274)

Ending units		59,780		62,880		29,959		28,675		51,848		60,446		118,235		132,298

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVDMC				GVEX1				GVIDA				GVIDC
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(2,743)		(2,805)		526,363		43,127		(12,401)		(12,163)		(668)		(678)

Realized gain (loss) on investments		(3,867)		(9,673)		971,757		(310,955)		(5,791)		(10,994)		(50)		(1,124)

Change in unrealized gain (loss) on investments		49,271		34,343		1,263,743		1,961,267		386,741		274,713		8,912		6,517

Reinvested capital gains		-		-		15,484		5,788		34,657		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		42,661		21,865		2,777,347		1,699,227		403,206		251,556		8,194		4,715

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		44,403		44,797		398,233		314,493		55,594		57,110		1,772		1,908

Transfers between subaccounts, net		(15,531)		(15,469)		72,261,553		822,250		(4,542)		1,715		(29)		(29)

Surrenders (notes 2, 3, 4, 5, and 6)		(61,887)		(59,844)		(1,276,729)		(581,770)		(581,442)		(118,320)		(52,589)		(17,347)

Adjustments to maintain reserves		544		9		8,828		144		2,519		38		133		4

Net equity transactions		(32,471)		(30,507)		71,391,885		555,117		(527,871)		(59,457)		(50,713)		(15,464)

Net change in contract owners’ equity		10,190		(8,642)		74,169,232		2,254,344		(124,665)		192,099		(42,519)		(10,749)

Contract owners’ equity at beginning of period		399,583		408,225		8,770,438		6,516,094		2,312,100		2,120,001		144,389		155,138

Contract owners’ equity at end of period		$409,773		399,583		82,939,670		8,770,438		2,187,435		2,312,100		101,870		144,389

CHANGE IN UNITS:

Beginning units		16,657		17,949		223,293		203,180		55,401		56,946		7,461		8,378

Units purchased		2,264		2,360		1,744,587		38,353		2,198		1,972		94		249

Units surrendered		(3,490)		(3,652)		(34,753)		(18,240)		(13,369)		(3,517)		(2,451)		(1,166)

Ending units		15,431		16,657		1,933,127		223,293		44,230		55,401		5,104		7,461

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	GVIDM				GVIX2				HIBF				IDPGI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(6,457)		(6,972)		33,827		25,015		43,143		37,423		(4)		(1)

Realized gain (loss) on investments		(39,731)		(132,397)		7,293		3,881		(5,162)		(20,358)		1		-

Change in unrealized gain (loss) on investments		275,014		291,876		214,352		(10,295)		(1,585)		25,543		25		12

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		228,826		152,507		255,472		18,601		36,396		42,608		22		11

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		54,943		56,629		15,864		16,833		10,844		19,743		56		56

Transfers between subaccounts, net		-		(42,875)		(2,461)		36,830		122,930		(54,399)		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(190,657)		(312,537)		(26,049)		(13,927)		(25,683)		(110,862)		(15)		(11)

Adjustments to maintain reserves		1,272		17		971		12		493		7		3		1

Net equity transactions		(134,442)		(298,766)		(11,675)		39,748		108,584		(145,511)		44		46

Net change in contract owners’ equity		94,384		(146,259)		243,797		58,349		144,980		(102,903)		66		57

Contract owners’ equity at beginning of period		1,734,010		1,880,269		855,851		797,502		668,431		771,334		231		174

Contract owners’ equity at end of period		$1,828,394		1,734,010		1,099,648		855,851		813,411		668,431		297		231

CHANGE IN UNITS:

Beginning units		54,230		63,977		61,018		58,189		21,061		25,816		17		13

Units purchased		1,847		1,672		1,067		3,901		5,126		1,101		4		4

Units surrendered		(6,127)		(11,419)		(1,648)		(1,072)		(1,889)		(5,856)		(1)		-

Ending units		49,950		54,230		60,437		61,018		24,298		21,061		20		17

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	MCIF				MSBF				NCPG				NCPGI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$38,975		31,852		20,911		52,016		(193)		(357)		(82)		(45)

Realized gain (loss) on investments		(193,066)		(96,084)		(13,054)		(9,593)		13,392		269		244		91

Change in unrealized gain (loss) on investments		132,025		476,753		40,859		21,210		(12,034)		7,235		1,251		694

Reinvested capital gains		354,403		264,210		-		-		3		-		11		-

Net increase (decrease) in contract owners’ equity resulting from operations		332,337		676,731		48,716		63,633		1,168		7,147		1,424		740

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		53,221		138,011		14,586		13,482		-		33		106		24

Transfers between subaccounts, net		(89,745)		81,222		(181,314)		381,983		(72,431)		-		59,208		-

Surrenders (notes 2, 3, 4, 5, and 6)		(777,610)		(423,457)		(16,482)		(112,757)		(1,063)		(1,565)		(1,505)		(973)

Adjustments to maintain reserves		5,256		88		609		10		52		(1)		16		(1)

Net equity transactions		(808,878)		(204,136)		(182,601)		282,718		(73,442)		(1,533)		57,825		(950)

Net change in contract owners’ equity		(476,541)		472,595		(133,885)		346,351		(72,274)		5,614		59,249		(210)

Contract owners’ equity at beginning of period		5,783,208		5,310,613		879,123		532,772		72,411		66,797		8,898		9,108

Contract owners’ equity at end of period		$5,306,667		5,783,208		745,238		879,123		137		72,411		68,147		8,898

CHANGE IN UNITS:

Beginning units		81,729		84,905		29,994		19,733		4,432		4,529		606		671

Units purchased		1,710		4,508		2,024		16,405		-		2		3,750		2

Units surrendered		(13,112)		(7,684)		(8,662)		(6,144)		(4,424)		(99)		(97)		(67)

Ending units		70,327		81,729		23,356		29,994		8		4,432		4,259		606

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NDES2				NFDIW1				NJMIM2				NLCG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(30)		-		(2,884)		-		4,076		-		(3,559)		-

Realized gain (loss) on investments		9		-		2,671		-		(51)		-		741		-

Change in unrealized gain (loss) on investments		(429)		-		447,794		-		(5,248)		-		14,002		-

Reinvested capital gains		873		-		38,306		-		593		-		6,206		-

Net increase (decrease) in contract owners’ equity resulting from operations		423		-		485,887		-		(630)		-		17,390		-

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		-		-		23,659		-		1,023		-		8,099		-

Transfers between subaccounts, net		19,517		-		24,826,419		-		843,182		-		6,531,278		-

Surrenders (notes 2, 3, 4, 5, and 6)		(546)		-		(156,013)		-		(3,222)		-		(82,870)		-

Adjustments to maintain reserves		-		-		(646)		-		(1)		-		(142)		-

Net equity transactions		18,971		-		24,693,419		-		840,982		-		6,456,365		-

Net change in contract owners’ equity		19,394		-		25,179,306		-		840,352		-		6,473,755		-

Contract owners’ equity at beginning of period		-		-		-		-		-		-		-		-

Contract owners’ equity at end of period		$19,394		-		25,179,306		-		840,352		-		6,473,755		-

CHANGE IN UNITS:

Beginning units		-		-		-		-		-		-		-		-

Units purchased		1,369		-		2,003,541		-		82,454		-		544,311		-

Units surrendered		(38)		-		(14,605)		-		(624)		-		(7,239)		-

Ending units		1,331		-		1,988,936		-		81,830		-		537,072		-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NNASD2				NVAMV1				NVAMVX				NVBX
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(598)		-		23,703		67,589		57,084		36,347		10,385		3,605

Realized gain (loss) on investments		7,244		-		110,765		125,707		91,416		86,210		8		(2,893)

Change in unrealized gain (loss) on investments		38,118		-		180,857		180,114		205,843		41,391		(581)		(345)

Reinvested capital gains		3,896		-		609,712		385,091		310,679		177,982		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		48,660		-		925,037		758,501		665,022		341,930		9,812		367

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		4,301		-		-		-		147,572		144,393		30,421		35,150

Transfers between subaccounts, net		5,323,049		-		(24,773)		(97,935)		5,110,419		(7,056)		11,837		19,682

Surrenders (notes 2, 3, 4, 5, and 6)		(149,400)		-		(611,949)		(821,461)		(238,232)		(319,072)		(33,712)		(55,342)

Adjustments to maintain reserves		48		-		5,366		88		2,530		40		159		-

Net equity transactions		5,177,998		-		(631,356)		(919,308)		5,022,289		(181,695)		8,705		(510)

Net change in contract owners’ equity		5,226,658		-		293,681		(160,807)		5,687,311		160,235		18,517		(143)

Contract owners’ equity at beginning of period		-		-		5,440,385		5,601,192		2,622,943		2,462,708		162,784		162,927

Contract owners’ equity at end of period		$5,226,658		-		5,734,066		5,440,385		8,310,254		2,622,943		181,301		162,784

CHANGE IN UNITS:

Beginning units		-		-		98,072		115,786		134,602		145,220		15,179		15,272

Units purchased		420,324		-		46		-		246,752		16,752		2,105		3,935

Units surrendered		(3,660)		-		(10,556)		(17,714)		(20,823)		(27,370)		(1,370)		(4,028)

Ending units		416,664		-		87,562		98,072		360,531		134,602		15,914		15,179

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCBD1				NVCCA1				NVCCN1				NVCMA1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$30,491		14,810		(1,646)		(3,141)		(244)		(201)		(3,158)		(3,278)

Realized gain (loss) on investments		(40,914)		(4,654)		2,077		53,386		5,379		(1,493)		23,332		18,854

Change in unrealized gain (loss) on investments		60,130		(2,510)		34,233		10,697		(1,377)		3,275		54,425		48,467

Reinvested capital gains		-		-		8,193		4,821		-		-		9,804		9,526

Net increase (decrease) in contract owners’ equity resulting from operations		49,707		7,646		42,857		65,763		3,758		1,581		84,403		73,569

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		16,828		104,023		29,333		9,591		4,264		4,428		28,738		22,986

Transfers between subaccounts, net		618,503		67,324		(3,756)		(142,679)		156,406		-		(49,168)		(2,842)

Surrenders (notes 2, 3, 4, 5, and 6)		(197,018)		(19,496)		(25,260)		(298,217)		(160,211)		(32,915)		(43,845)		(129,067)

Adjustments to maintain reserves		1,035		7		317		9		42		1		621		8

Net equity transactions		439,348		151,858		634		(431,296)		501		(28,486)		(63,654)		(108,915)

Net change in contract owners’ equity		489,055		159,504		43,491		(365,533)		4,259		(26,905)		20,749		(35,346)

Contract owners’ equity at beginning of period		522,540		363,036		301,150		666,683		35,700		62,605		564,722		600,068

Contract owners’ equity at end of period		$1,011,595		522,540		344,641		301,150		39,959		35,700		585,471		564,722

CHANGE IN UNITS:

Beginning units		36,163		25,626		11,835		29,239		2,183		4,008		20,818		24,989

Units purchased		45,394		12,300		1,833		816		9,428		499		2,270		1,541

Units surrendered		(15,609)		(1,763)		(1,876)		(18,220)		(9,354)		(2,324)		(4,481)		(5,712)

Ending units		65,948		36,163		11,792		11,835		2,257		2,183		18,607		20,818

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVCMC1				NVCMD1				NVCRA1				NVCRB1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(668)		(697)		(4,808)		(4,818)		(2,644)		(2,353)		(1,993)		(2,043)

Realized gain (loss) on investments		1,986		1,425		7,107		5,544		65,983		9,563		5,892		4,743

Change in unrealized gain (loss) on investments		11,888		9,530		107,143		90,045		17,783		48,702		33,044		27,779

Reinvested capital gains		1,844		186		23,069		13,999		3,056		4,481		7,363		3,203

Net increase (decrease) in contract owners’ equity resulting from operations		15,050		10,444		132,511		104,770		84,178		60,393		44,306		33,682

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		5,240		6,352		25,612		36,111		13,178		12,180		5,047		5,675

Transfers between subaccounts, net		(5,418)		-		(1,735)		(18,160)		15,195		5,187		4,364		4,916

Surrenders (notes 2, 3, 4, 5, and 6)		(10,713)		(17,464)		(74,758)		(79,940)		(16,200)		(40,501)		(39,100)		(46,334)

Adjustments to maintain reserves		132		2		943		16		518		4		390		5

Net equity transactions		(10,759)		(11,110)		(49,938)		(61,973)		12,691		(23,130)		(29,299)		(35,738)

Net change in contract owners’ equity		4,291		(666)		82,573		42,797		96,869		37,263		15,007		(2,056)

Contract owners’ equity at beginning of period		146,070		146,736		1,041,973		999,176		458,813		421,550		396,576		398,632

Contract owners’ equity at end of period		$150,361		146,070		1,124,546		1,041,973		555,682		458,813		411,583		396,576

CHANGE IN UNITS:

Beginning units		7,300		7,891		43,559		46,313		15,798		16,704		18,408		20,131

Units purchased		304		464		1,796		3,139		1,893		721		461		552

Units surrendered		(829)		(1,055)		(3,843)		(5,893)		(1,515)		(1,627)		(1,806)		(2,275)

Ending units		6,775		7,300		41,512		43,559		16,176		15,798		17,063		18,408

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVDBL2				NVDCA2				NVDCAP				NVFIII
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(431)		(488)		(536)		(555)		(535)		(736)		(37)		260

Realized gain (loss) on investments		3,821		1,515		(2,568)		(4,039)		(18,854)		(2,888)		834		55

Change in unrealized gain (loss) on investments		6,058		5,236		13,918		12,914		30,302		17,250		(63)		(181)

Reinvested capital gains		-		-		1,264		-		1,335		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		9,448		6,263		12,078		8,320		12,248		13,626		734		134

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		689		1,611		-		-		5,362		4,223		1,372		1,153

Transfers between subaccounts, net		(13,965)		236		-		-		(59,498)		(3,388)		(9,399)		9,437

Surrenders (notes 2, 3, 4, 5, and 6)		(4,748)		(10,599)		(9,939)		(9,646)		(8,580)		(7,756)		(3,551)		(6,738)

Adjustments to maintain reserves		76		3		100		3		105		1		9		1

Net equity transactions		(17,948)		(8,749)		(9,839)		(9,643)		(62,611)		(6,920)		(11,569)		3,853

Net change in contract owners’ equity		(8,500)		(2,486)		2,239		(1,323)		(50,363)		6,706		(10,835)		3,987

Contract owners’ equity at beginning of period		89,118		91,604		86,852		88,175		144,925		138,219		11,520		7,533

Contract owners’ equity at end of period		$80,618		89,118		89,091		86,852		94,562		144,925		685		11,520

CHANGE IN UNITS:

Beginning units		3,649		4,026		2,736		3,046		11,437		12,010		1,168		766

Units purchased		41		101		339		-		516		460		141		1,105

Units surrendered		(748)		(478)		(650)		(310)		(5,477)		(1,033)		(1,243)		(703)

Ending units		2,942		3,649		2,425		2,736		6,476		11,437		66		1,168

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVGEII				NVIDMP				NVIX				NVMIVX
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$930		970		(3,005)		(2,910)		36,338		22,074		7,115		27,796

Realized gain (loss) on investments		8,302		1,444		(25,753)		(28,097)		48,466		6,117		50,325		13,258

Change in unrealized gain (loss) on investments		9,993		6,678		101,699		73,919		160,535		(13,005)		96,944		(21,987)

Reinvested capital gains		121		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		19,346		9,092		72,941		42,912		245,339		15,186		154,384		19,067

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		127		233		98,382		101,136		50,803		123,304		16,935		18,701

Transfers between subaccounts, net		2,476		51,941		(2,184)		1,161		206,533		(19,488)		(41,405)		7,573

Surrenders (notes 2, 3, 4, 5, and 6)		(6,010)		(3,140)		(109,610)		(115,556)		(145,903)		(12,440)		(33,517)		(56,985)

Adjustments to maintain reserves		132		1		587		7		951		9		527		7

Net equity transactions		(3,275)		49,035		(12,825)		(13,252)		112,384		91,385		(57,460)		(30,704)

Net change in contract owners’ equity		16,071		58,127		60,116		29,660		357,723		106,571		96,924		(11,637)

Contract owners’ equity at beginning of period		111,140		53,013		534,695		505,035		697,514		590,943		469,321		480,958

Contract owners’ equity at end of period		$127,211		111,140		594,811		534,695		1,055,237		697,514		566,245		469,321

CHANGE IN UNITS:

Beginning units		6,404		3,513		44,066		45,209		49,296		42,850		32,366		34,467

Units purchased		691		3,077		9,994		11,141		16,636		7,973		2,165		3,041

Units surrendered		(845)		(186)		(11,092)		(12,284)		(8,560)		(1,527)		(5,489)		(5,142)

Ending units		6,250		6,404		42,968		44,066		57,372		49,296		29,042		32,366

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVMLG1				NVMMG1				NVMMV2				NVNMO1
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$179,447		20,123		(153,677)		(155,434)		82,221		106,199		3,175		(9,175)

Realized gain (loss) on investments		(3,773)		93,326		(1,060,701)		(1,172,858)		(327,476)		(625,191)		(24,180)		246,662

Change in unrealized gain (loss) on investments		(193,859)		681,446		2,501,397		6,334,268		(1,038,155)		1,775,527		(180,135)		(2,741,100)

Reinvested capital gains		704,157		424,646		324,963		-		1,639,500		377,138		2,046,355		5,665,741

Net increase (decrease) in contract owners’ equity resulting from operations		685,972		1,219,541		1,611,982		5,005,976		356,090		1,633,673		1,845,215		3,162,128

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		51,718		41,227		522,991		554,369		315,934		358,260		240,003		255,826

Transfers between subaccounts, net		(336,401)		308,394		(20,867)		(135,727)		33,668		(127,644)		(220,636)		(2,291)

Surrenders (notes 2, 3, 4, 5, and 6)		(728,903)		(426,027)		(2,498,967)		(2,720,532)		(1,405,678)		(1,640,242)		(1,272,208)		(1,533,068)

Adjustments to maintain reserves		4,801		84		30,220		497		20,258		238		15,952		290

Net equity transactions		(1,008,785)		(76,322)		(1,966,623)		(2,301,393)		(1,035,818)		(1,409,388)		(1,236,889)		(1,279,243)

Net change in contract owners’ equity		(322,813)		1,143,219		(354,641)		2,704,583		(679,728)		224,285		608,326		1,882,885

Contract owners’ equity at beginning of period		6,037,428		4,894,209		31,285,551		28,580,968		21,168,074		20,943,789		17,421,703		15,538,818

Contract owners’ equity at end of period		$5,714,615		6,037,428		30,930,910		31,285,551		20,488,346		21,168,074		18,030,029		17,421,703

CHANGE IN UNITS:

Beginning units		85,018		86,979		890,867		959,585		614,843		657,136		425,406		458,999

Units purchased		1,008		7,550		32,269		31,563		20,693		21,664		11,840		14,749

Units surrendered		(15,229)		(9,511)		(87,844)		(100,281)		(51,097)		(63,957)		(41,781)		(48,342)

Ending units		70,797		85,018		835,292		890,867		584,439		614,843		395,465		425,406

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVNSR1				NVOLG1				NVRE1				NVSIX2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$1,034		(477)		499,971		732,053		62,921		111,217		1,916		2,427

Realized gain (loss) on investments		(425)		(846)		3,569,931		2,287,991		101,859		183,962		(31,642)		(7,490)

Change in unrealized gain (loss) on investments		(4,416)		(5,568)		12,374,101		16,945,327		(233,442)		299,383		66,713		49,743

Reinvested capital gains		6,518		21,710		-		-		60,364		-		18,669		6,081

Net increase (decrease) in contract owners’ equity resulting from operations		2,711		14,819		16,444,003		19,965,371		(8,298)		594,562		55,656		50,761

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,102		891		1,275,782		1,364,704		138,044		156,960		10,749		47,182

Transfers between subaccounts, net		131		(32,969)		(495,606)		(1,679,443)		(13,817)		(169,727)		(6,617)		(77,881)

Surrenders (notes 2, 3, 4, 5, and 6)		(2,674)		(2,628)		(8,564,570)		(8,349,289)		(698,813)		(1,011,308)		(64,297)		(25,687)

Adjustments to maintain reserves		166		4		93,650		1,694		4,744		72		498		9

Net equity transactions		(1,275)		(34,702)		(7,690,744)		(8,662,334)		(569,842)		(1,024,003)		(59,667)		(56,377)

Net change in contract owners’ equity		1,436		(19,883)		8,753,259		11,303,037		(578,140)		(429,441)		(4,011)		(5,616)

Contract owners’ equity at beginning of period		166,682		186,565		103,723,572		92,420,535		5,676,480		6,105,921		576,895		582,511

Contract owners’ equity at end of period		$168,118		166,682		112,476,831		103,723,572		5,098,340		5,676,480		572,884		576,895

CHANGE IN UNITS:

Beginning units		4,853		5,872		1,316,466		1,434,492		230,622		272,564		22,771		25,367

Units purchased		38		30		33,894		42,702		13,017		10,845		3,111		1,035

Units surrendered		(74)		(1,049)		(127,575)		(160,728)		(36,810)		(52,787)		(5,617)		(3,631)

Ending units		4,817		4,853		1,222,785		1,316,466		206,829		230,622		20,265		22,771

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	NVSTB1				NVSTB2				NVTIV3				SAM
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$19,114		161		2,229		2,322		291		1,163		506,537		504,267

Realized gain (loss) on investments		(574)		-		(131)		(1,531)		5,444		5,263		-		-

Change in unrealized gain (loss) on investments		(13,624)		(157)		988		2,313		592		(4,171)		-		-

Reinvested capital gains		-		-		-		-		-		-		13		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,916		4		3,086		3,104		6,327		2,255		506,550		504,267

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		960		71		-		2,061		4,795		-		1,254,423		1,389,120

Transfers between subaccounts, net		554,686		9,234		-		(3,234)		(8,936)		(18,412)		3,341,693		2,115,093

Surrenders (notes 2, 3, 4, 5, and 6)		(30,937)		8,173		(5,347)		(19,367)		(6,359)		(3,230)		(3,775,903)		(2,667,507)

Adjustments to maintain reserves		23		-		(5,551)		16,406		20		(2)		13,467		(24)

Net equity transactions		524,732		17,478		(10,898)		(4,134)		(10,480)		(21,644)		833,680		836,682

Net change in contract owners’ equity		529,648		17,482		(7,812)		(1,030)		(4,153)		(19,389)		1,340,230		1,340,949

Contract owners’ equity at beginning of period		17,482		-		70,876		71,906		21,634		41,023		13,195,133		11,854,184

Contract owners’ equity at end of period		$547,130		17,482		63,064		70,876		17,481		21,634		14,535,363		13,195,133

CHANGE IN UNITS:

Beginning units		1,679		-		5,283		6,090		989		1,940		669,030		633,494

Units purchased		51,175		1,681		-		88		157		38		241,748		217,395

Units surrendered		(2,893)		(2)		(415)		(895)		(563)		(989)		(198,619)		(181,859)

Ending units		49,961		1,679		4,868		5,283		583		989		712,159		669,030

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	SCF				SCGF				SCVF				TRF
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$91,843		(65,675)		(7,924)		(8,371)		25,948		9,534		242,976		324,024

Realized gain (loss) on investments		6,088		(159,602)		(118,842)		(58,061)		(114,872)		(129,886)		2,966,191		2,792,209

Change in unrealized gain (loss) on investments		229,297		1,794,507		287,539		413,369		(113,698)		304,369		1,224,694		2,020,160

Reinvested capital gains		1,260,860		505,964		121,804		-		234,078		33,341		4,877,613		2,219,008

Net increase (decrease) in contract owners’ equity resulting from operations		1,588,088		2,075,194		282,577		346,937		31,456		217,358		9,311,474		7,355,401

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		253,064		260,491		17,734		11,069		117,010		65,177		1,514,321		1,690,658

Transfers between subaccounts, net		(119,973)		(351,422)		379,328		22,914		(170,661)		60,110		(93,369)		(103,465)

Surrenders (notes 2, 3, 4, 5, and 6)		(1,316,732)		(1,724,121)		(501,156)		(142,499)		(401,018)		(233,189)		(5,754,730)		(5,727,174)

Adjustments to maintain reserves		15,638		262		1,518		29		3,187		48		62,986		1,734

Net equity transactions		(1,168,003)		(1,814,790)		(102,576)		(108,487)		(451,482)		(107,854)		(4,270,792)		(4,138,247)

Net change in contract owners’ equity		420,085		260,404		180,001		238,450		(420,026)		109,504		5,040,682		3,217,154

Contract owners’ equity at beginning of period		17,744,170		17,483,766		2,055,242		1,816,792		3,800,119		3,690,615		60,607,065		57,389,911

Contract owners’ equity at end of period		$18,164,255		17,744,170		2,235,243		2,055,242		3,380,093		3,800,119		65,647,747		60,607,065

CHANGE IN UNITS:

Beginning units		122,935		135,999		67,482		72,182		51,341		53,018		368,481		396,760

Units purchased		3,648		4,272		13,426		3,333		2,883		3,964		17,189		23,222

Units surrendered		(13,150)		(17,336)		(17,769)		(8,033)		(9,442)		(5,641)		(43,974)		(51,501)

Ending units		113,433		122,935		63,139		67,482		44,782		51,341		341,696		368,481

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMCG				AMMCGS				AMRS				AMSRS
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(7,741)		(7,968)		(1,147)		(884)		-		-		(13,425)		1,529

Realized gain (loss) on investments		46,304		35,380		(23,700)		(3,473)		-		179		115,913		60,850

Change in unrealized gain (loss) on investments		(208,274)		284,953		(6,972)		29,627		-		(105)		349,394		985,547

Reinvested capital gains		280,555		111,396		36,440		12,830		-		-		408,375		297,135

Net increase (decrease) in contract owners’ equity resulting from operations		110,844		423,761		4,621		38,100		-		74		860,257		1,345,061

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		25,776		12,780		3,802		2,604		-		-		10,402		12,227

Transfers between subaccounts, net		(31,722)		(1,416)		(5,058)		27,910		-		(1,665)		(1,441)		(8,315)

Surrenders (notes 2, 3, 4, 5, and 6)		(103,356)		(161,810)		(13,537)		(11,133)		-		(36)		(241,526)		(106,816)

Adjustments to maintain reserves		1,367		29		198		4		-		(1)		2,434		47

Net equity transactions		(107,935)		(150,417)		(14,595)		19,385		-		(1,702)		(230,131)		(102,857)

Net change in contract owners’ equity		2,909		273,344		(9,974)		57,485		-		(1,628)		630,126		1,242,204

Contract owners’ equity at beginning of period		2,138,979		1,865,635		220,588		163,103		-		1,628		6,533,480		5,291,276

Contract owners’ equity at end of period		$2,141,888		2,138,979		210,614		220,588		-		-		7,163,606		6,533,480

CHANGE IN UNITS:

Beginning units		85,930		92,834		2,652		2,413		-		47		117,898		119,910

Units purchased		1,534		1,107		228		405		-		-		776		755

Units surrendered		(5,724)		(8,011)		(433)		(166)		-		(47)		(6,718)		(2,767)

Ending units		81,740		85,930		2,447		2,652		-		-		111,956		117,898

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	AMTB				DWVSVS				WRASP				WRHIP
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$54,158		56,130		668		1,062		6,172		11,585		33,612		31,623

Realized gain (loss) on investments		(4,831)		(17,800)		(2,516)		4,749		23,277		4,964		(2,767)		(1,991)

Change in unrealized gain (loss) on investments		7,202		26,749		2,517		6,578		47,584		56,897		5,070		(264)

Reinvested capital gains		-		-		9,229		7,462		59,516		32,979		227		-

Net increase (decrease) in contract owners’ equity resulting from operations		56,529		65,079		9,898		19,851		136,549		106,425		36,142		29,368

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		23,934		27,438		1,397		2,023		37,035		32,258		3,770		4,251

Transfers between subaccounts, net		11,968		12,285		-		(38,510)		8,611		(394)		1,288		4,977

Surrenders (notes 2, 3, 4, 5, and 6)		(68,480)		(268,979)		(12,775)		(25,545)		(148,006)		(183,373)		(13,917)		(11,327)

Adjustments to maintain reserves		997		15		141		2		905		15		559		8

Net equity transactions		(31,581)		(229,241)		(11,237)		(62,030)		(101,455)		(151,494)		(8,300)		(2,091)

Net change in contract owners’ equity		24,948		(164,162)		(1,339)		(42,179)		35,094		(45,069)		27,842		27,277

Contract owners’ equity at beginning of period		1,106,859		1,271,021		147,367		189,546		864,457		909,526		549,346		522,069

Contract owners’ equity at end of period		$1,131,807		1,106,859		146,028		147,367		899,551		864,457		577,188		549,346

CHANGE IN UNITS:

Beginning units		44,616		54,802		5,938		8,430		32,972		38,833		31,826		31,967

Units purchased		2,653		2,797		79		145		2,395		2,119		1,059		1,240

Units surrendered		(3,995)		(12,983)		(543)		(2,637)		(5,804)		(7,980)		(1,534)		(1,381)

Ending units		43,274		44,616		5,474		5,938		29,563		32,972		31,351		31,826

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	WRMCG				NOTB3				NOTG3				NOTMG3
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,819)		(2,577)		316		191		38		40		4		4

Realized gain (loss) on investments		(11,670)		(123,589)		(1,097)		(917)		23		(998)		(7)		(31)

Change in unrealized gain (loss) on investments		(58,118)		125,643		1,957		1,165		180		1,102		19		37

Reinvested capital gains		76,158		14,234		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		4,551		13,711		1,176		439		241		144		16		10

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		106,169		6,076		-		-		25		24		25		24

Transfers between subaccounts, net		(66,041)		(193,502)		-		5,277		-		-		-		-

Surrenders (notes 2, 3, 4, 5, and 6)		(100,589)		(37,770)		(724)		(584)		(135)		(944)		(14)		(8)

Adjustments to maintain reserves		369		3		18		-		5		(1)		3		-

Net equity transactions		(60,092)		(225,193)		(706)		4,693		(105)		(921)		14		16

Net change in contract owners’ equity		(55,541)		(211,482)		470		5,132		136		(777)		30		26

Contract owners’ equity at beginning of period		372,480		583,962		14,595		9,463		2,267		3,044		149		123

Contract owners’ equity at end of period		$316,939		372,480		15,065		14,595		2,403		2,267		179		149

CHANGE IN UNITS:

Beginning units		10,909		17,374		1,051		709		149		215		10		9

Units purchased		393		350		-		384		2		2		2		2

Units surrendered		(2,097)		(6,815)		(49)		(42)		(8)		(68)		(1)		(1)

Ending units		9,205		10,909		1,002		1,051		143		149		11		10

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PMVAAA				PMVFBA				PMVLDA				PMVRSA
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$9,539		13,177		1,412		1,381		29,834		32,811		2,634		1,599

Realized gain (loss) on investments		(3,800)		(37,130)		(9,694)		(3,381)		(31,000)		(3,189)		6,298		(15,051)

Change in unrealized gain (loss) on investments		24,220		29,441		13,019		(30)		41,946		7,438		10,715		19,945

Reinvested capital gains		-		-		-		-		-		-		-		-

Net increase (decrease) in contract owners’ equity resulting from operations		29,959		5,488		4,737		(2,030)		40,780		37,060		19,647		6,493

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		4,620		6,736		3,240		1,338		12,794		48,908		1,241		1,930

Transfers between subaccounts, net		(28,801)		(155,998)		2,836		119		(523,141)		11,914		46,728		(114,799)

Surrenders (notes 2, 3, 4, 5, and 6)		37,003		29,361		(11,820)		(169)		(56,447)		(65,972)		(8,350)		(2,125)

Adjustments to maintain reserves		213		6		49		-		517		-		112		4

Net equity transactions		13,035		(119,895)		(5,695)		1,288		(566,277)		(5,150)		39,731		(114,990)

Net change in contract owners’ equity		42,994		(114,407)		(958)		(742)		(525,497)		31,910		59,378		(108,497)

Contract owners’ equity at beginning of period		212,816		327,223		50,250		50,992		896,829		864,919		101,359		209,856

Contract owners’ equity at end of period		$255,810		212,816		49,292		50,250		371,332		896,829		160,737		101,359

CHANGE IN UNITS:

Beginning units		13,686		21,723		4,537		4,426		66,131		66,440		12,227		26,216

Units purchased		3,864		3,159		699		959		2,033		6,108		5,272		1,117

Units surrendered		(3,073)		(11,196)		(1,167)		(848)		(43,439)		(6,417)		(1,104)		(15,106)

Ending units		14,477		13,686		4,069		4,537		24,725		66,131		16,395		12,227

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVSTA				PVEIB				PVGOB				PVNOB
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$7,391		6,955		8,718		6,993		(11,592)		(12,412)		81		(108)

Realized gain (loss) on investments		112		234		31,959		58,458		839,273		126,767		39		34

Change in unrealized gain (loss) on investments		48		1,144		72,050		73,112		(745,227)		468,189		(563)		5,258

Reinvested capital gains		-		-		64,081		50,943		250,273		103,657		7,192		276

Net increase (decrease) in contract owners’ equity resulting from operations		7,551		8,333		176,808		189,506		332,727		686,201		6,749		5,460

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		1,108		3,262		308,465		9,881		125,193		45,142		6,740		40,024

Transfers between subaccounts, net		140,061		9,821		(259,300)		(25,729)		(2,847,216)		2,855		16,366		-

Surrenders (notes 2, 3, 4, 5, and 6)		(2,613)		(7,078)		(294,196)		(152,861)		(236,106)		(232,878)		(1,117)		(196)

Adjustments to maintain reserves		163		2		901		20		2,616		48		60		2

Net equity transactions		138,719		6,007		(244,130)		(168,689)		(2,955,513)		(184,833)		22,049		39,830

Net change in contract owners’ equity		146,270		14,340		(67,322)		20,817		(2,622,786)		501,368		28,798		45,290

Contract owners’ equity at beginning of period		161,886		147,546		1,021,573		1,000,756		2,622,786		2,121,418		45,290		-

Contract owners’ equity at end of period		$308,156		161,886		954,251		1,021,573		-		2,622,786		74,088		45,290

CHANGE IN UNITS:

Beginning units		14,464		13,915		43,547		50,529		64,498		69,255		3,184		-

Units purchased		20,030		9,663		1,597		872		1,528		1,237		1,622		3,198

Units surrendered		(8,059)		(9,114)		(11,153)		(7,854)		(66,026)		(5,994)		(74)		(14)

Ending units		26,435		14,464		33,991		43,547		-		64,498		4,732		3,184

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	PVTIGB				TRHS2				TRLT2				TRMCG2
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$(1,144)		3,052		(17,356)		(20,519)		1,897		1,776		(110)		(56)

Realized gain (loss) on investments		7,418		16,305		90,576		125,280		(3)		(6)		(228)		(72)

Change in unrealized gain (loss) on investments		53,745		(14,951)		309,937		(404,592)		599		296		(1,263)		(634)

Reinvested capital gains		14,252		-		138,580		356,850		-		-		2,565		1,454

Net increase (decrease) in contract owners’ equity resulting from operations		74,271		4,406		521,737		57,019		2,493		2,066		964		692

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		4,763		5,458		76,432		69,979		-		-		860		3,435

Transfers between subaccounts, net		78,751		(2,614)		(405,898)		(202,390)		-		-		6,056		(739)

Surrenders (notes 2, 3, 4, 5, and 6)		(26,552)		(71,911)		(209,360)		(448,415)		(301)		(303)		(4,249)		2,791

Adjustments to maintain reserves		224		1		3,165		52		-		(1)		20		1

Net equity transactions		57,186		(69,066)		(535,661)		(580,774)		(301)		(304)		2,687		5,488

Net change in contract owners’ equity		131,457		(64,660)		(13,924)		(523,755)		2,192		1,762		3,651		6,180

Contract owners’ equity at beginning of period		183,729		248,389		3,777,837		4,301,592		45,832		44,070		14,940		8,760

Contract owners’ equity at end of period		$315,186		183,729		3,763,913		3,777,837		48,024		45,832		18,591		14,940

CHANGE IN UNITS:

Beginning units		5,961		8,275		60,649		69,733		3,048		3,068		1,228		781

Units purchased		2,336		630		2,161		2,239		-		-		608		1,239

Units surrendered		(817)		(2,944)		(11,044)		(11,323)		(20)		(20)		(345)		(792)

Ending units		7,480		5,961		51,766		60,649		3,028		3,048		1,491		1,228

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2025 AND DECEMBER 31, 2024

	$		$		$		$		$		$		$		$
	VWBF				VWEM				VWHA				VRVDRI
	2025		2024		2025		2024		2025		2024		2025		2024

Investment activity*:

Net investment income (loss)		$30,054		39,787		5,955		21,542		54,860		54,614		1,392		1,315

Realized gain (loss) on investments		(3,125)		(7,620)		(137,812)		(33,077)		87,723		30,066		1,139		(11,316)

Change in unrealized gain (loss) on investments		78,244		(19,390)		593,046		26,853		680,812		(168,395)		(1,938)		16,546

Reinvested capital gains		-		-		-		-		-		-		223		820

Net increase (decrease) in contract owners’ equity resulting from operations		105,173		12,777		461,189		15,318		823,395		(83,715)		816		7,365

Equity transactions:

Purchase payments received from contract owners (notes 2 and 6)		23,539		25,404		48,823		60,372		76,289		68,220		361		361

Transfers between subaccounts, net		62,825		10,680		(2,059,159)		(31,401)		171,974		(72,133)		(18,849)		1,017

Surrenders (notes 2, 3, 4, 5, and 6)		(44,462)		(65,412)		(149,420)		(203,964)		(336,649)		(317,879)		(960)		(25,172)

Adjustments to maintain reserves		730		7		1,763		23		2,360		27		51		-

Net equity transactions		42,632		(29,321)		(2,157,993)		(174,970)		(86,026)		(321,765)		(19,397)		(23,794)

Net change in contract owners’ equity		147,805		(16,544)		(1,696,804)		(159,652)		737,369		(405,480)		(18,581)		(16,429)

Contract owners’ equity at beginning of period		591,388		607,932		1,697,100		1,856,752		2,372,634		2,778,114		77,014		93,443

Contract owners’ equity at end of period		$739,193		591,388		296		1,697,100		3,110,003		2,372,634		58,433		77,014

CHANGE IN UNITS:

Beginning units		18,843		19,710		52,304		57,660		54,294		61,529		5,469		7,338

Units purchased		3,355		1,903		2,656		4,598		5,983		2,635		74		289

Units surrendered		(1,805)		(2,770)		(54,953)		(9,954)		(8,376)		(9,870)		(1,414)		(2,158)

Ending units		20,393		18,843		7		52,304		51,901		54,294		4,129		5,469

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2025, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(1)	Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)*

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)*

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)*

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)*

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)*

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)*

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)*

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)*

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S Shares (AMRS)*

Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NOMURA INVESTMENT MANAGEMENT

Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class (DWVSVS)

Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class (WRMCG)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)*

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2025, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2025 and for each of the years in the two-year period ended December 31, 2025. For the subaccounts listed below with inception dates in 2025, the financial statements are as of December 31, 2025 and for the period from the inception date to December 31, 2025. For the subaccounts listed below with inception dates in 2024, the prior year financial statements reflect the period from inception date to December 31, 2024.

	Inception Date	Liquidation Date

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	6/17/2024

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)	12/4/2024

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class II (NLCG2)	6/9/2025

Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II (NNASD2)	6/16/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II (NJMIM2)	9/15/2025

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II (NDES2)	10/21/2025

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Worldwide Fund: Class I (NFDIW1)	11/14/2025

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)		2/28/2025

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)		4/11/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)		10/24/2025

The following underlying mutual fund mergers occurred. The subaccounts associated with the acquired underlying mutual funds are no longer available as of December 31, 2025.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I (NVCBD1)	2/28/2025

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	10/24/2025

For the one-year period ended December 31, 2025, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date

DSC	BNY Mellon Variable Investment Fund - Small Cap Portfolio: Initial Shares	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	12/31/2025

DFVGMI	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2025

DFVIPS	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation-Protected Securities Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class	5/1/2025

FAMP	Fidelity Variable Insurance Products Fund - VIP Asset Manager 50% Portfolio: Initial Class	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	5/1/2025

OVIG	Invesco V.I. International Growth Fund: Series I	Invesco Oppenheimer V.I. International Growth Fund: Series I	8/22/2025

HIBF	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	5/1/2025

MSBF	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	6/26/2025

NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	5/1/2025

NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	5/1/2025

NVCBD1	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	1/27/2025

NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	5/1/2025

NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	5/1/2025

NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	5/1/2025

NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	5/1/2025

NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	5/1/2025

NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	5/1/2025

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(R) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	5/1/2025

NVMIVX	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	1/31/2025

NVNSR1	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	6/18/2025

NVTIV3	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	1/31/2025

TRF	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	9/22/2025

AMSRS	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	7/28/2025

DWVSVS	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	10/31/2025

WRASP	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	12/1/2025

WRHIP	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	10/31/2025

WRMCG	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	10/31/2025

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2025 of such funds. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate policyholder account balances.

(g) Segment Disclosures

The subaccounts have acted as single reportable segments and the public entity’s chief operating decision maker (“CODM”) is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2)	Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a surrender of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a surrender of units	$7.50 - $80 per policy, per month; in some products .25% - .40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a surrender of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a surrender of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

For the years ended December 31, 2025 and 2024, total front-end sales charge deductions were $801,290 and $854,236, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3)	Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

(4)	Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5)	Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6)	Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2025 and 2024, total transfers to the Separate Account from the fixed account were $17,493,802 and $14,168,866, respectively, and total transfers from the Separate Account to the fixed account were $14,832,148 and $15,209,750, respectively.

(7)	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Separate Account’s view of market assumptions in the absence of observable market information. The Separate Account uses valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs. In determining fair value, the Separate Account generally uses the market approach as its valuation technique.

The Separate Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest-priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets and liabilities held at fair value as follows:

*

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

*

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

*

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$1,184	$44
ALVDAA	23	-
ALVGIA	73,056	103,774
ALVIVB	166,174	9,259
ALVSVA	131,032	94,407
SVDF	33,743	120,184
SVOF	196,442	1,975,879
WFVSCG	33,136	407,552
AMVBC4	238,484	118,322
AMVGS4	404	8
AMVGV2	19,825	34
BRVHYI	105,895	85,270
MLVGA2	358,467	170,721
DGI	231,300	107,895
DSC	21,795	24,371
DSIF	4,792,670	76,966,314
DSRG	1,057,900	1,047,106
DVSCS	265,022	203,661
DFVGMI	5,893	94,583
DFVIPS	11,132	4,685
DSGIBA	166,875	97,506
FQB	149,308	231,340
FVU2	23,813	6,060
FAMP	735,471	509,347
FCS	1,586,501	292,447
FEIP	3,907,736	3,619,964
FEMS	60,778	27,412
FF10S	16,693	27,822
FF20S	142,842	49,785
FF30S	162,550	135,527
FGP	16,704,071	10,998,597
FHIP	462,714	430,150
FIGBS	192,026	340,241
FMCS	888,027	488,187
FNRS2	206,755	263,962

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

FOP	487,189	259,927
FOS	650,876	477,582
FRESS	52,632	46,005
FVSS	144,630	150,036
FVSS2	3,399	33,915
FTVDM2	78,101	589,844
FTVFA2	4,139	11,643
FTVGI2	17,607	43,127
FTVIS2	173,690	136,625
FTVRDI	64,586	13,282
FTVSVI	259,546	214,241
TIF	3,762	2,636
TIF2	63,363	41,149
GVGMNS	18,861	3,243
RVARS	1,073	10,894
ACEG	83,268	593,962
AVMCCI	2,688	553
IVBRA1	5,398	66,096
IVCPBI	408,020	421,386
IVKEI1	410,740	444,372
OVAG	415,883	334,075
OVGS	4,562,200	26,108,711
OVIG	36,243	81,359
OVSB	70,922	15,301
OVSC	182,871	61,311
JABS	240,075	568,190
JACAS	1,012,127	7,351,363
JAEI	64,614	96,024
JAGTS	901,228	1,052,506
JAIGS	143,731	2,909,907
JAWGS	60,266	21,210
LACB2	207,282	528,215
LACCA2	20,619	1,644
LACDV2	116,813	1,589,003
LACI2	9,180	68,480
LACIPS	175,793	922,470
LACMV2	137,457	113,823
LACU2	10,770	45,947
LOVTRC	11,604	6,928
MMCGSC	47,049	115,388
MNDIC	47,896	97,026
MV2IGI	26,706	422,430
MV3MVI	183,587	37,208
MVFIC	438,319	3,713,405
MVIGIC	24,557	13,643
MSEM	193,947	79,785
DTRTFB	119,315	162,072
EIF	73,623	295,491
GBF	269,426	455,940
GEM	2,683,669	288,745
GIG	5,707,391	473,646
GVAAA2	364,705	161,998
GVABD2	20,597	25,691
GVAGG2	135,004	208,781
GVAGI2	247,365	88,203

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

GVAGR2	302,224	852,684
GVDMA	74,409	593,502
GVDMC	43,540	78,531
GVEX1	74,522,612	2,570,224
GVIDA	66,598	571,262
GVIDC	479	51,807
GVIDM	27,485	167,856
GVIX2	61,175	38,562
HIBF	204,511	52,512
IDPGI	56	17
MCIF	450,935	864,224
MSBF	156,121	317,535
NCPG	3	73,638
NCPGI	59,321	1,557
NDES2	20,390	567
NFDIW1	24,912,984	178,773
NJMIM2	873,500	27,655
NLCG2	6,559,936	99,669
NNASD2	5,464,569	281,938
NVAMV1	660,869	656,616
NVAMVX	5,678,476	286,162
NVBX	40,315	21,143
NVCBD1	1,581,914	1,111,752
NVCCA1	33,955	26,630
NVCCN1	160,787	160,505
NVCMA1	27,058	83,806
NVCMC1	4,559	14,087
NVCMD1	29,436	60,711
NVCRA1	185,789	172,459
NVCRB1	15,606	39,370
NVDBL2	518	18,854
NVDCA2	1,278	10,340
NVDCAP	7,693	69,467
NVFIII	13,397	24,995
NVGEII	33,118	35,292
NVIDMP	68,153	83,728
NVIX	354,967	205,787
NVMIVX	97,276	147,384
NVMLG1	1,508,749	1,631,962
NVMMG1	505,753	2,288,600
NVMMV2	1,932,312	1,238,188
NVNMO1	2,189,407	1,369,603
NVNSR1	9,094	2,747
NVOLG1	1,221,097	8,369,864
NVRE1	233,291	677,910
NVSIX2	161,177	200,022
NVSTB1	606,454	62,470
NVSTB2	2,545	5,575
NVTIV3	4,774	14,955
SAM	7,189,613	5,844,608
SCF	1,752,791	1,561,013
SCGF	737,949	725,966
SCVF	421,805	611,976
TRF	5,695,524	4,817,658
AMCG	345,412	179,740

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

AMMCGS	81,576	60,753
AMSRS	487,255	321,118
AMTB	91,910	68,821
DWVSVS	11,356	12,637
WRASP	97,519	132,850
WRHIP	41,101	15,328
WRMCG	122,206	107,826
NOTB3	406	789
NOTG3	73	141
NOTMG3	28	14
PMVAAA	84,708	62,030
PMVFBA	38,245	42,510
PMVLDA	80,249	616,604
PMVRSA	134,237	91,811
PVSTA	155,418	9,204
PVEIB	171,054	341,988
PVGOB	389,151	3,105,473
PVNOB	30,682	1,328
PVTIGB	97,237	26,831
TRHS2	312,101	724,887
TRLT2	1,897	301
TRMCG2	11,338	6,184
VWBF	112,837	39,824
VWEM	93,517	2,245,207
VWHA	342,184	372,275
VRVDRI	10,366	28,123

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

(8)	Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2025, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2025. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

ABTGB
2025	0.50%			454	$12.33			$5,599	0.00%	5.50%
2024	0.50%			418	11.69			4,888	0.00%	5.43%
2023	0.50%			415	11.09			4,598	0.00%	10.90%			*****

ALVDAA
2025	0.80%			1	18.25			23	0.00%	12.64%
2023	0.80%			6	14.76			90	0.77%	12.80%
2022	0.80%			16	13.09			209	2.70%	-19.10%
2021	0.50%	to	0.80%	380	16.65	to	16.17	6,330	0.63%	9.13%	to	8.80%

ALVGIA
2025	0.00%	to	0.80%	7,779	74.67	to	62.29	528,188	1.10%	10.47%	to	9.59%
2024	0.00%	to	0.80%	9,014	67.59	to	56.84	554,286	1.39%	13.02%	to	12.12%
2023	0.00%	to	0.80%	9,588	59.80	to	50.69	523,414	1.51%	12.03%	to	11.14%
2022	0.00%	to	0.80%	10,071	53.38	to	45.61	492,343	1.42%	-4.19%	to	-4.95%
2021	0.00%	to	0.80%	9,858	55.72	to	47.99	505,486	0.84%	28.16%	to	27.14%

ALVIVB
2025	0.50%			21,726	14.42			313,327	2.68%	40.57%
2024	0.50%			8,586	10.26			88,088	2.31%	4.28%
2023	0.50%			7,438	9.84			73,175	0.68%	14.26%
2022	0.50%			7,924	8.61			68,228	4.06%	-14.22%
2021	0.50%			8,354	10.04			83,859	1.65%	10.30%			*****

ALVSVA
2025	0.00%	to	0.80%	11,491	84.21	to	70.24	880,066	0.86%	2.89%	to	2.07%
2024	0.00%	to	0.80%	12,360	81.85	to	68.82	926,022	0.88%	10.02%	to	9.14%
2023	0.00%	to	0.80%	13,429	74.39	to	63.06	916,976	1.07%	17.18%	to	16.25%
2022	0.00%	to	0.80%	14,787	63.49	to	54.25	863,950	1.06%	-15.63%	to	-16.30%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.80%	18,510	75.25	to	64.81	1,288,809	0.81%	35.95%	to	34.87%

SVDF
2025	0.00%	to	1.00%	7,511	133.34	to	75.02	692,170	0.00%	5.39%	to	4.34%
2024	0.00%	to	1.00%	8,712	126.53	to	71.90	754,724	0.00%	18.13%	to	16.95%
2023	0.00%	to	1.00%	8,781	107.11	to	61.48	648,429	0.00%	20.14%	to	18.95%
2022	0.00%	to	1.00%	8,951	89.15	to	51.69	553,796	0.00%	-37.85%	to	-38.47%
2021	0.00%	to	1.00%	8,668	143.44	to	84.00	872,869	0.00%	-5.04%	to	-5.99%

SVOF
2024	0.00%	to	1.00%	28,614	155.99	to	55.91	1,903,415	0.05%	15.05%	to	13.90%
2023	0.00%	to	1.00%	29,255	135.59	to	49.09	1,775,417	0.00%	26.50%	to	25.24%
2022	0.00%	to	1.00%	29,897	107.19	to	39.19	1,446,828	0.00%	-20.81%	to	-21.59%
2021	0.00%	to	1.00%	31,262	135.35	to	49.99	1,919,170	0.04%	24.78%	to	23.54%

WFVSCG
2024	0.00%	to	0.80%	6,919	58.20	to	51.34	372,839	0.00%	18.70%	to	17.75%
2023	0.00%	to	0.80%	7,860	49.03	to	43.60	358,532	0.00%	4.11%	to	3.28%
2022	0.00%	to	0.80%	9,527	47.10	to	42.22	419,390	0.00%	-34.42%	to	-34.94%
2021	0.00%	to	0.80%	11,907	71.82	to	64.90	802,991	0.00%	7.64%	to	6.78%

AMVBC4
2025	0.50%			83,032	15.79			1,311,257	1.27%	16.32%
2024	0.50%			81,039	13.58			1,100,276	1.98%	18.26%
2023	0.50%			19,910	11.48			228,589	1.78%	16.39%
2022	0.50%			15,269	9.86			150,616	8.05%	-1.36%			*****

AMVGS4
2025	0.50%			42	12.47			528	0.34%	13.76%
2024	0.50%			9	10.97			94	0.00%	1.61%

AMVGV2
2025	0.50%			1,819	10.78			19,612	15.10%	7.21%

BRVHYI
2025	0.50%	to	0.80%	49,255	15.06	to	14.68	741,862	6.72%	8.64%	to	8.31%
2024	0.50%	to	0.80%	51,078	13.87	to	13.55	708,077	6.91%	7.72%	to	7.39%
2023	0.50%	to	0.80%	53,951	12.87	to	12.62	694,420	6.46%	12.64%	to	12.31%
2022	0.50%	to	0.80%	48,862	11.43	to	11.23	558,306	5.22%	-10.80%	to	-11.06%
2021	0.50%	to	0.80%	46,618	12.81	to	12.63	597,139	4.59%	4.81%	to	4.50%

MLVGA2
2025	0.00%	to	0.80%	62,272	33.66	to	29.46	1,926,833	3.37%	19.53%	to	18.58%
2024	0.00%	to	0.80%	62,363	28.16	to	24.84	1,623,599	1.17%	9.09%	to	8.21%
2023	0.00%	to	0.80%	71,389	25.81	to	22.96	1,711,961	2.07%	12.60%	to	11.70%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.80%	75,991	22.93	to	20.55	1,626,910	0.00%	-15.99%	to	-16.66%
2021	0.00%	to	0.80%	76,589	27.29	to	24.66	1,960,519	0.76%	6.55%	to	5.70%

DGI
2025	0.00%	to	1.00%	28,983	112.45	to	58.28	2,852,615	0.45%	16.83%	to	15.67%
2024	0.00%	to	1.00%	29,968	96.24	to	50.38	2,533,316	0.54%	22.73%	to	21.50%
2023	0.00%	to	1.00%	31,429	78.42	to	41.47	2,171,842	0.66%	26.68%	to	25.43%
2022	0.00%	to	1.00%	32,490	61.90	to	33.06	1,779,957	0.80%	-14.82%	to	-15.66%
2021	0.00%	to	1.00%	33,410	72.67	to	39.20	2,153,438	0.47%	25.63%	to	24.38%

DSC
2025	0.00%	to	0.80%	7,600	47.10	to	39.29	319,919	0.66%	10.99%	to	10.10%
2024	0.00%	to	0.80%	7,728	42.44	to	35.68	292,948	0.68%	4.62%	to	3.78%
2023	0.00%	to	0.80%	8,062	40.56	to	34.38	293,635	0.33%	9.28%	to	8.41%
2022	0.00%	to	0.80%	8,327	37.12	to	31.71	278,833	0.00%	-16.62%	to	-17.28%
2021	0.00%	to	0.80%	8,453	44.52	to	38.34	341,097	0.11%	16.46%	to	15.53%

DSIF
2025	0.50%	to	0.80%	43	208.11	to	192.74	8,945	0.88%	16.95%	to	16.60%
2024	0.00%	to	1.00%	423,505	141.53	to	47.87	66,738,012	1.17%	24.66%	to	23.41%
2023	0.00%	to	1.00%	448,390	113.53	to	38.79	56,847,877	1.42%	25.93%	to	24.68%
2022	0.00%	to	1.00%	469,927	90.16	to	31.11	47,502,476	1.34%	-18.32%	to	-19.13%
2021	0.00%	to	1.00%	509,290	110.38	to	38.47	62,352,334	1.14%	28.41%	to	27.13%

DSRG
2025	0.00%	to	1.00%	89,360	115.56	to	36.47	12,049,507	0.25%	15.97%	to	14.82%
2024	0.00%	to	1.00%	97,867	99.64	to	31.76	11,301,383	0.53%	24.89%	to	23.64%
2023	0.00%	to	1.00%	103,768	79.79	to	25.69	9,654,341	0.73%	23.82%	to	22.59%
2022	0.00%	to	1.00%	109,863	64.44	to	20.95	8,236,990	0.53%	-22.87%	to	-23.64%
2021	0.00%	to	1.00%	116,545	83.54	to	27.44	11,461,936	0.76%	27.00%	to	25.73%

DVSCS
2025	0.00%	to	1.00%	32,593	68.91	to	54.39	1,979,477	1.31%	5.36%	to	4.31%
2024	0.00%	to	1.00%	35,075	65.41	to	52.14	2,035,413	1.12%	7.96%	to	6.88%
2023	0.00%	to	1.00%	36,269	60.58	to	48.78	1,959,327	1.06%	15.39%	to	14.24%
2022	0.00%	to	1.00%	38,590	52.51	to	42.70	1,816,535	0.92%	-16.65%	to	-17.48%
2021	0.00%	to	1.00%	42,049	62.99	to	51.75	2,387,625	0.67%	26.14%	to	24.89%

DFVGMI
2025	0.50%	to	0.80%	6,960	19.16	to	18.67	133,032	2.44%	14.11%	to	13.77%
2024	0.50%	to	0.80%	12,351	16.79	to	16.41	207,125	3.60%	11.43%	to	11.09%
2023	0.50%	to	0.80%	7,425	15.07	to	14.77	111,715	2.88%	14.15%	to	13.81%
2022	0.50%			4,703	13.20			62,093	1.47%	-11.40%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.50%			4,734	14.90			70,545	1.48%	13.63%

DFVIPS
2025	0.50%			5,278	12.37			65,292	4.40%	7.02%
2024	0.50%			4,954	11.56			57,271	2.34%	1.37%
2023	0.50%			9,601	11.40			109,487	3.89%	3.50%
2022	0.50%			8,795	11.02			96,898	5.17%	-12.89%
2021	0.50%			14,868	12.65			188,039	3.27%	5.05%

DSGIBA
2025	0.50%	to	0.80%	53,271	19.01	to	18.47	1,012,321	4.41%	15.22%	to	14.88%
2024	0.50%	to	0.80%	58,633	16.50	to	16.08	967,091	3.64%	8.55%	to	8.23%
2023	0.50%	to	0.80%	64,903	15.20	to	14.85	986,182	3.17%	14.32%	to	13.98%
2022	0.50%	to	0.80%	65,445	13.30	to	13.03	869,881	3.32%	-15.40%	to	-15.66%
2021	0.50%	to	0.80%	42,981	15.72	to	15.45	675,286	2.38%	10.40%	to	10.07%

FQB
2025	0.00%	to	1.00%	37,553	24.81	to	19.58	842,062	3.62%	7.08%	to	6.02%
2024	0.00%	to	1.00%	42,548	23.17	to	18.47	897,891	2.97%	3.89%	to	2.85%
2023	0.00%	to	1.00%	78,401	22.30	to	17.96	1,501,368	2.62%	6.14%	to	5.08%
2022	0.00%	to	1.00%	80,366	21.01	to	17.09	1,460,823	2.75%	-9.28%	to	-10.18%
2021	0.00%	to	1.00%	81,539	23.16	to	19.03	1,629,257	2.51%	-1.40%	to	-2.38%

FVU2
2025	0.50%	to	0.80%	9,195	14.64	to	14.32	134,295	2.80%	6.50%	to	6.18%
2024	0.50%	to	0.80%	8,276	13.74	to	13.48	113,723	2.17%	14.98%	to	14.63%
2023	0.50%	to	0.80%	7,899	11.95	to	11.76	94,404	1.85%	8.14%	to	7.82%
2022	0.50%	to	0.80%	7,361	11.05	to	10.91	81,349	1.85%	-14.18%	to	-14.44%
2021	0.50%	to	0.80%	7,832	12.88	to	12.75	100,862	1.73%	17.92%	to	17.57%

FAMP
2025	0.00%	to	1.00%	133,610	64.58	to	29.54	10,120,879	2.55%	14.98%	to	13.84%
2024	0.00%	to	1.00%	139,794	56.17	to	25.95	9,231,423	2.40%	8.50%	to	7.41%
2023	0.00%	to	1.00%	149,629	51.77	to	24.16	9,223,106	2.36%	12.94%	to	11.82%
2022	0.00%	to	1.00%	155,560	45.84	to	21.61	8,561,734	1.86%	-14.94%	to	-15.78%
2021	0.00%	to	1.00%	251,612	53.88	to	25.65	13,034,041	1.62%	9.92%	to	8.83%

FCS
2025	0.50%	to	0.80%	157,295	28.51	to	27.95	4,484,090	0.06%	20.77%	to	20.41%
2024	0.50%	to	0.80%	132,895	23.61	to	23.21	3,137,189	0.09%	32.96%	to	32.56%
2023	0.50%	to	0.80%	123,143	17.76	to	17.51	2,186,392	0.46%	32.68%	to	32.28%
2022	0.50%	to	0.80%	96,917	13.38	to	13.24	1,296,959	0.41%	-26.75%	to	-26.97%
2021	0.50%	to	0.80%	94,784	18.27	to	18.13	1,731,464	0.04%	27.07%	to	26.69%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

FEIP
2025	0.00%	to	1.00%	228,349	107.64	to	48.88	46,344,355	1.81%	19.02%	to	17.84%
2024	0.00%	to	1.00%	242,273	90.44	to	41.48	41,683,624	1.76%	15.35%	to	14.19%
2023	0.00%	to	1.00%	262,260	78.40	to	36.33	39,490,772	1.91%	10.65%	to	9.55%
2022	0.00%	to	1.00%	291,410	70.86	to	33.16	38,834,258	1.87%	-4.96%	to	-5.90%
2021	0.00%	to	1.00%	316,423	74.55	to	35.24	44,050,491	1.88%	24.89%	to	23.65%

FEMS
2025	0.50%	to	0.80%	27,543	18.00	to	17.59	495,651	2.05%	40.34%	to	39.92%
2024	0.50%	to	0.80%	26,420	12.82	to	12.57	338,780	1.34%	9.32%	to	8.99%
2023	0.50%	to	0.80%	33,462	11.73	to	11.53	392,483	2.14%	9.06%	to	8.74%
2022	0.50%	to	0.80%	27,559	10.75	to	10.61	296,376	1.53%	-20.66%	to	-20.89%
2021	0.50%	to	0.80%	29,407	13.55	to	13.41	398,598	2.09%	-2.77%	to	-3.06%

FF10S
2025	0.50%	to	0.80%	12,792	27.66	to	26.00	353,816	3.18%	9.89%	to	9.56%
2024	0.50%	to	0.80%	13,753	25.17	to	23.73	346,150	3.34%	4.73%	to	4.42%
2023	0.50%	to	0.80%	15,529	24.03	to	22.73	373,167	3.85%	8.73%	to	8.41%
2022	0.50%	to	0.80%	16,969	22.10	to	20.96	374,998	2.08%	-14.00%	to	-14.25%
2021	0.50%	to	0.80%	17,803	25.70	to	24.45	457,106	1.06%	5.26%	to	4.95%

FF20S
2025	0.00%	to	0.80%	28,431	37.11	to	31.46	947,867	2.84%	13.18%	to	12.28%
2024	0.00%	to	0.80%	27,685	32.79	to	28.02	819,308	2.80%	7.55%	to	6.69%
2023	0.00%	to	0.80%	29,703	30.49	to	26.26	821,049	3.11%	12.34%	to	11.45%
2022	0.00%	to	0.80%	31,792	27.14	to	23.56	786,223	1.97%	-15.83%	to	-16.50%
2021	0.00%	to	0.80%	39,348	32.24	to	28.22	1,162,555	0.98%	9.47%	to	8.60%

FF30S
2025	0.00%	to	0.80%	50,254	44.51	to	37.73	2,006,991	2.30%	15.33%	to	14.41%
2024	0.00%	to	0.80%	52,643	38.60	to	32.98	1,834,505	2.16%	9.34%	to	8.47%
2023	0.00%	to	0.80%	64,270	35.30	to	30.40	2,057,872	2.36%	14.56%	to	13.65%
2022	0.00%	to	0.80%	69,730	30.81	to	26.75	1,959,972	1.88%	-16.94%	to	-17.61%
2021	0.00%	to	0.80%	65,924	37.10	to	32.47	2,242,038	1.28%	12.24%	to	11.35%

FGP
2025	0.00%	to	1.00%	334,966	196.15	to	60.70	129,451,231	0.29%	14.90%	to	13.76%
2024	0.00%	to	1.00%	364,265	170.71	to	53.36	122,925,652	0.00%	30.39%	to	29.09%
2023	0.00%	to	1.00%	421,913	130.93	to	41.33	102,978,805	0.13%	36.24%	to	34.89%
2022	0.00%	to	1.00%	457,763	96.10	to	30.64	81,769,268	0.62%	-24.46%	to	-25.21%
2021	0.00%	to	1.00%	488,388	127.21	to	40.97	115,555,345	0.00%	23.21%	to	21.99%

FHIP

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	1.00%	100,976	39.75	to	25.93	6,741,152	6.50%	10.36%	to	9.26%
2024	0.00%	to	1.00%	107,187	36.01	to	23.73	6,489,189	6.03%	8.97%	to	7.88%
2023	0.00%	to	1.00%	112,246	33.05	to	21.99	6,283,042	5.67%	10.48%	to	9.38%
2022	0.00%	to	1.00%	118,559	29.92	to	20.11	6,066,847	5.03%	-11.37%	to	-12.26%
2021	0.00%	to	1.00%	126,707	33.76	to	22.92	7,295,909	5.33%	4.41%	to	3.37%

FIGBS
2025	0.00%	to	0.80%	101,997	21.51	to	17.95	1,989,806	3.48%	7.14%	to	6.29%
2024	0.00%	to	0.80%	113,034	20.08	to	16.88	2,069,483	3.44%	1.62%	to	0.81%
2023	0.00%	to	0.80%	113,764	19.76	to	16.75	2,054,172	2.97%	6.12%	to	5.28%
2022	0.00%	to	0.80%	100,821	18.62	to	15.91	1,725,610	2.00%	-13.03%	to	-13.72%
2021	0.00%	to	0.80%	130,864	21.41	to	18.44	2,582,359	1.97%	-0.72%	to	-1.51%

FMCS
2025	0.00%	to	0.80%	65,497	116.29	to	97.00	6,836,025	0.37%	11.66%	to	10.77%
2024	0.00%	to	0.80%	68,999	104.14	to	87.57	6,477,624	0.47%	17.35%	to	16.41%
2023	0.00%	to	0.80%	76,411	88.74	to	75.22	6,135,457	0.51%	15.00%	to	14.09%
2022	0.00%	to	0.80%	81,364	77.17	to	65.93	5,708,252	0.40%	-14.85%	to	-15.53%
2021	0.00%	to	0.80%	88,946	90.63	to	78.06	7,360,999	0.51%	25.51%	to	24.51%

FNRS2
2025	0.00%	to	0.80%	50,639	32.90	to	27.89	1,508,334	2.04%	10.34%	to	9.46%
2024	0.00%	to	0.80%	53,906	29.82	to	25.48	1,459,708	1.99%	4.02%	to	3.19%
2023	0.00%	to	0.80%	69,708	28.67	to	24.69	1,823,864	2.46%	0.70%	to	-0.10%
2022	0.00%	to	0.80%	88,165	28.47	to	24.71	2,307,769	1.85%	62.87%	to	61.57%
2021	0.00%	to	0.80%	74,766	17.48	to	15.30	1,207,423	2.19%	54.83%	to	53.60%

FOP
2025	0.00%	to	1.00%	63,563	56.02	to	25.82	4,136,993	1.60%	20.39%	to	19.19%
2024	0.00%	to	1.00%	66,455	46.53	to	21.66	3,610,895	1.62%	5.05%	to	4.00%
2023	0.00%	to	1.00%	70,708	44.29	to	20.83	3,722,811	1.01%	20.51%	to	19.31%
2022	0.00%	to	1.00%	83,514	36.76	to	17.46	3,510,714	1.05%	-24.48%	to	-25.24%
2021	0.00%	to	1.00%	90,173	48.67	to	23.35	4,976,613	0.52%	19.70%	to	18.51%

FOS
2025	0.00%	to	0.80%	229,834	20.08	to	18.44	4,366,960	1.53%	20.28%	to	19.32%
2024	0.00%	to	0.80%	243,945	16.69	to	15.45	3,871,960	1.53%	4.95%	to	4.11%
2023	0.00%	to	0.80%	292,652	15.91	to	14.84	4,449,498	0.95%	20.41%	to	19.45%
2022	0.00%	to	0.80%	304,601	13.21	to	12.42	3,866,099	0.96%	-24.58%	to	-25.18%
2021	0.00%	to	0.80%	327,130	17.52	to	16.61	5,535,686	0.44%	19.57%	to	18.62%

FRESS
2025	0.50%	to	0.80%	2,925	13.00	to	12.66	37,781	1.83%	2.52%	to	2.21%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.50%	to	0.80%	2,425	12.68	to	12.39	30,622	3.40%	5.84%	to	5.52%
2023	0.50%	to	0.80%	5,518	11.98	to	11.74	65,900	1.95%	10.54%	to	10.21%
2022	0.50%	to	0.80%	6,781	10.84	to	10.65	73,364	1.35%	-27.98%	to	-28.19%
2021	0.50%	to	0.80%	6,143	15.05	to	14.84	92,275	0.99%	38.17%	to	37.75%

FVSS
2025	0.50%	to	1.00%	15,715	63.42	to	56.34	982,138	0.96%	7.37%	to	6.84%
2024	0.50%	to	1.00%	16,697	59.07	to	52.74	967,037	0.91%	8.72%	to	8.18%
2023	0.50%	to	1.00%	19,075	54.33	to	48.75	1,018,629	1.10%	20.17%	to	19.58%
2022	0.50%	to	1.00%	20,694	45.21	to	40.77	921,052	0.96%	-7.66%	to	-8.12%
2021	0.00%	to	1.00%	26,130	54.02	to	44.37	1,253,027	1.49%	33.48%	to	32.15%

FVSS2
2025	0.50%			4,243	13.50			57,275	0.72%	7.16%
2024	0.50%			6,847	12.60			86,234	0.71%	8.61%
2023	0.50%			6,311	11.60			73,188	0.99%	20.01%
2022	0.50%			4,371	9.66			42,237	1.00%	-3.37%			*****

FTVDM2
2025	0.00%			3,049	20.38			62,144	0.62%	46.27%
2024	0.00%	to	0.80%	30,729	13.94	to	12.80	407,909	4.01%	7.67%	to	6.81%
2023	0.00%	to	0.80%	33,475	12.94	to	11.98	414,228	2.09%	12.62%	to	11.73%
2022	0.00%	to	0.80%	33,268	11.49	to	10.72	366,457	2.81%	-21.98%	to	-22.60%
2021	0.00%	to	0.80%	36,257	14.73	to	13.85	514,525	0.88%	-5.74%	to	-6.49%

FTVFA2
2025	0.50%	to	0.80%	2,049	24.04	to	22.80	48,928	1.90%	12.04%	to	11.70%
2024	0.50%	to	0.80%	2,524	21.46	to	20.41	53,767	2.03%	8.60%	to	8.28%
2023	0.50%	to	0.80%	9,904	19.76	to	18.85	194,972	1.49%	14.04%	to	13.70%
2022	0.50%	to	0.80%	10,799	17.33	to	16.58	186,513	1.62%	-16.42%	to	-16.67%
2021	0.50%	to	0.80%	10,730	20.73	to	19.90	221,765	1.72%	11.13%	to	10.79%

FTVGI2
2025	0.00%	to	0.80%	54,961	9.51	to	8.66	496,035	0.00%	15.73%	to	14.81%
2024	0.00%	to	0.80%	57,695	8.21	to	7.54	451,931	0.00%	-11.37%	to	-12.08%
2023	0.00%	to	0.80%	75,192	9.27	to	8.58	666,782	0.00%	2.88%	to	2.07%
2022	0.00%	to	0.80%	82,504	9.01	to	8.40	714,514	0.00%	-4.95%	to	-5.71%
2021	0.00%	to	0.80%	122,131	9.48	to	8.91	1,117,540	0.00%	-4.99%	to	-5.75%

FTVIS2
2025	0.00%	to	0.80%	47,645	32.33	to	27.63	1,396,191	5.23%	12.56%	to	11.66%
2024	0.00%	to	0.80%	49,159	28.72	to	24.74	1,285,302	5.32%	7.20%	to	6.35%
2023	0.00%	to	0.80%	54,887	26.79	to	23.26	1,346,046	5.24%	8.62%	to	7.76%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.80%	50,795	24.67	to	21.59	1,152,581	4.95%	-5.47%	to	-6.23%
2021	0.00%	to	0.80%	56,464	26.10	to	23.02	1,362,696	4.67%	16.75%	to	15.82%

FTVRDI
2025	0.00%			3,907	88.65			346,339	1.01%	12.05%
2024	0.00%			3,683	79.11			291,376	1.16%	11.04%
2023	0.00%			5,738	71.25			408,811	1.10%	12.39%
2022	0.00%			5,966	63.39			378,206	1.07%	-10.34%
2021	0.00%			5,919	70.71			418,522	1.20%	27.10%

FTVSVI
2025	0.00%	to	0.80%	32,265	88.71	to	74.00	2,566,412	1.25%	7.90%	to	7.04%
2024	0.00%	to	0.80%	34,589	82.21	to	69.13	2,559,959	1.09%	12.01%	to	11.11%
2023	0.00%	to	0.80%	37,212	73.40	to	62.21	2,469,875	0.75%	13.02%	to	12.12%
2022	0.00%	to	0.80%	41,345	64.94	to	55.49	2,439,120	1.23%	-9.82%	to	-10.53%
2021	0.00%	to	0.80%	45,870	72.01	to	62.02	3,018,550	1.13%	25.67%	to	24.67%

TIF
2025	0.00%	to	0.80%	1,207	42.93	to	35.81	46,828	2.48%	29.51%	to	28.47%
2024	0.00%	to	0.80%	1,279	33.15	to	27.88	38,446	2.60%	-0.79%	to	-1.59%
2023	0.00%	to	0.80%	1,316	33.42	to	28.33	40,047	3.38%	21.09%	to	20.13%
2022	0.00%	to	0.80%	1,363	27.60	to	23.58	34,402	3.30%	-7.39%	to	-8.12%
2021	0.00%	to	0.80%	1,513	29.80	to	25.66	41,383	2.02%	4.44%	to	3.60%

TIF2
2025	0.00%	to	0.80%	43,520	14.28	to	13.01	592,522	2.32%	29.19%	to	28.17%
2024	0.00%	to	0.80%	45,419	11.05	to	10.15	480,403	2.40%	-1.00%	to	-1.79%
2023	0.00%	to	0.80%	46,370	11.17	to	10.33	497,032	3.23%	20.76%	to	19.80%
2022	0.00%	to	0.80%	48,983	9.25	to	8.63	436,652	3.08%	-7.61%	to	-8.34%
2021	0.00%	to	0.80%	49,423	10.01	to	9.41	478,718	1.83%	4.16%	to	3.33%

GVGMNS
2025	0.50%			2,052	18.78			38,539	3.71%	9.34%
2024	0.50%			1,417	17.18			24,340	3.42%	11.20%
2023	0.50%			1,157	15.45			17,863	1.73%	15.00%
2022	0.50%			1,198	13.43			16,091	0.00%	-19.56%
2021	0.50%			3,546	16.70			59,213	0.00%	15.59%

RVARS
2025	0.50%	to	0.80%	2,487	11.74	to	11.30	29,170	2.24%	0.74%	to	0.44%
2024	0.50%	to	0.80%	3,381	11.66	to	11.26	39,259	4.77%	-4.14%	to	-4.43%
2023	0.50%	to	0.80%	3,734	12.16	to	11.78	45,239	2.91%	3.85%	to	3.54%
2022	0.50%	to	0.80%	4,494	11.71	to	11.37	52,547	0.98%	-3.88%	to	-4.17%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.50%	to	0.80%	6,620	12.18	to	11.87	80,572	0.00%	7.57%	to	7.24%

ACEG
2024	0.00%	to	0.80%	9,512	55.72	to	50.34	511,841	0.00%	34.89%	to	33.81%
2023	0.00%	to	0.80%	6,154	41.31	to	37.62	244,277	0.00%	40.93%	to	39.81%
2022	0.00%	to	0.80%	5,333	29.31	to	26.91	151,191	0.00%	-31.11%	to	-31.66%
2021	0.00%	to	0.80%	7,506	42.55	to	39.38	308,316	0.00%	11.93%	to	11.03%

AVMCCI
2025	0.50%	to	0.80%	741	29.66	to	28.47	21,932	0.33%	8.65%	to	8.32%
2024	0.50%	to	0.80%	743	27.30	to	26.28	20,064	0.29%	16.48%	to	16.13%
2023	0.50%	to	0.80%	1,384	23.44	to	22.63	32,263	0.22%	13.90%	to	13.56%
2022	0.50%	to	0.80%	1,359	20.58	to	19.93	27,816	0.11%	-14.69%	to	-14.94%
2021	0.50%	to	0.80%	1,757	24.12	to	23.43	42,239	0.46%	22.63%	to	22.26%

IVBRA1
2024	0.50%	to	0.80%	4,180	14.24	to	13.79	59,497	5.48%	3.36%	to	3.05%
2023	0.50%	to	0.80%	8,383	13.77	to	13.38	115,414	0.00%	6.10%	to	5.79%
2022	0.50%	to	0.80%	20,562	12.98	to	12.65	266,891	7.01%	-14.78%	to	-15.03%
2021	0.50%	to	0.80%	25,164	15.23	to	14.89	383,299	3.19%	9.00%	to	8.67%

IVCPBI
2025	0.00%	to	1.00%	229,999	11.15	to	10.75	2,519,563	4.18%	7.09%	to	6.02%
2024	0.00%	to	1.00%	240,007	10.41	to	10.14	2,467,645	3.64%	3.06%	to	2.03%
2023	0.00%	to	1.00%	318,304	10.10	to	9.94	3,184,374	2.73%	6.14%	to	5.09%
2022	0.00%	to	1.00%	293,436	9.52	to	9.46	2,781,913	0.58%	-4.80%	to	-5.43%	*****

IVKEI1
2025	0.00%	to	1.00%	397,642	12.11	to	11.91	4,774,980	2.10%	12.81%	to	11.68%
2024	0.00%	to	1.00%	429,655	10.74	to	10.66	4,597,059	1.79%	7.36%	to	6.64%	*****

OVAG
2025	0.00%	to	1.00%	59,868	32.81	to	22.47	1,727,641	0.00%	4.79%	to	3.75%
2024	0.00%	to	1.00%	62,623	31.31	to	21.66	1,724,961	0.00%	24.23%	to	22.99%
2023	0.00%	to	1.00%	90,772	25.20	to	17.61	1,948,465	0.00%	13.15%	to	12.03%
2022	0.00%	to	1.00%	94,976	22.27	to	15.72	1,763,389	0.00%	-30.98%	to	-31.67%
2021	0.00%	to	1.00%	112,976	32.27	to	23.00	3,094,493	0.00%	19.10%	to	17.91%

OVGS
2025	0.50%	to	0.80%	4	185.85	to	172.12	749	0.00%	14.75%	to	14.40%
2024	0.00%	to	1.00%	162,574	151.18	to	45.42	23,156,763	0.00%	16.07%	to	14.91%
2023	0.00%	to	1.00%	177,312	130.26	to	39.52	21,957,586	0.23%	34.73%	to	33.40%
2022	0.00%	to	1.00%	191,067	96.68	to	29.63	17,580,066	0.00%	-31.76%	to	-32.44%
2021	0.00%	to	1.00%	199,554	141.68	to	43.86	27,193,716	0.00%	15.49%	to	14.34%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

OVIG
2025	0.50%	to	0.80%	15,289	15.37	to	14.84	234,992	0.34%	15.74%	to	15.39%
2024	0.50%	to	0.80%	19,980	13.28	to	12.86	265,315	0.68%	-2.16%	to	-2.46%
2023	0.50%	to	0.80%	21,083	13.57	to	13.19	286,157	0.56%	20.46%	to	20.10%
2022	0.50%	to	0.80%	16,193	11.27	to	10.98	182,442	0.00%	-27.49%	to	-27.71%
2021	0.50%	to	0.80%	21,399	15.54	to	15.19	332,540	0.00%	9.67%	to	9.34%

OVSB
2025	0.00%	to	0.80%	19,519	13.75	to	12.38	253,903	6.64%	12.98%	to	12.08%
2024	0.00%	to	0.80%	16,211	12.17	to	11.04	186,961	3.14%	3.16%	to	2.33%
2023	0.00%	to	0.80%	15,420	11.80	to	10.79	173,050	0.00%	8.88%	to	8.02%
2022	0.00%	to	0.80%	13,793	10.84	to	9.99	142,656	0.00%	-11.46%	to	-12.16%
2021	0.00%	to	0.80%	15,026	12.24	to	11.37	176,247	4.81%	-3.41%	to	-4.18%

OVSC
2025	0.00%	to	0.80%	13,635	102.07	to	85.15	1,245,542	0.45%	8.70%	to	7.83%
2024	0.00%	to	0.80%	13,619	93.90	to	78.96	1,150,193	0.00%	12.68%	to	11.78%
2023	0.00%	to	0.80%	15,283	83.33	to	70.64	1,150,492	1.18%	18.13%	to	17.19%
2022	0.00%	to	0.80%	14,367	70.54	to	60.28	920,470	0.52%	-15.83%	to	-16.50%
2021	0.00%	to	0.80%	15,891	83.82	to	72.19	1,215,479	0.37%	22.55%	to	21.58%

JABS
2025	0.00%	to	0.80%	44,584	68.39	to	57.05	2,721,212	1.72%	14.82%	to	13.91%
2024	0.00%	to	0.80%	52,207	59.56	to	50.08	2,790,574	1.81%	15.15%	to	14.22%
2023	0.00%	to	0.80%	45,927	51.72	to	43.84	2,142,063	1.79%	15.13%	to	14.22%
2022	0.00%	to	0.80%	48,097	44.93	to	38.39	1,958,584	0.93%	-16.62%	to	-17.28%
2021	0.00%	to	0.80%	54,321	53.88	to	46.41	2,666,637	0.70%	16.91%	to	15.98%

JACAS
2024	0.00%	to	1.00%	94,578	73.39	to	59.89	6,243,552	0.01%	28.14%	to	26.86%
2023	0.00%	to	1.00%	100,822	57.28	to	47.21	5,219,149	0.13%	39.65%	to	38.27%
2022	0.00%	to	1.00%	102,640	41.01	to	34.14	3,779,719	0.05%	-33.73%	to	-34.39%
2021	0.00%	to	1.00%	125,075	61.89	to	52.04	7,004,050	0.00%	22.60%	to	21.38%

JAEI
2025	0.50%	to	0.80%	12,439	25.89	to	25.23	322,055	0.30%	7.13%	to	6.81%
2024	0.50%	to	0.80%	14,793	24.17	to	23.62	357,387	0.76%	15.03%	to	14.68%
2023	0.50%	to	0.80%	20,372	21.01	to	20.60	427,959	0.17%	17.48%	to	17.13%
2022	0.50%	to	0.80%	15,340	17.89	to	17.58	274,261	0.20%	-16.36%	to	-16.61%
2021	0.50%	to	0.80%	15,706	21.38	to	21.09	335,755	0.32%	16.25%	to	15.90%

JAGTS
2025	0.00%	to	1.00%	135,373	68.13	to	55.25	8,232,337	0.00%	24.84%	to	23.60%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2024	0.00%	to	1.00%	151,055	54.57	to	44.70	7,380,769	0.00%	31.76%	to	30.44%
2023	0.00%	to	1.00%	169,220	41.42	to	34.27	6,323,475	0.00%	54.27%	to	52.75%
2022	0.00%	to	1.00%	147,790	26.85	to	22.44	3,554,541	0.00%	-37.12%	to	-37.75%
2021	0.00%	to	1.00%	172,644	42.70	to	36.04	6,638,846	0.11%	17.75%	to	16.57%

JAIGS
2025	0.80%			2	25.78			64	0.94%	27.56%
2024	0.00%	to	1.00%	102,329	24.62	to	21.16	2,237,041	1.30%	5.58%	to	4.52%
2023	0.00%	to	1.00%	114,740	23.32	to	20.24	2,384,720	1.43%	10.58%	to	9.49%
2022	0.00%	to	1.00%	121,359	21.09	to	18.49	2,292,932	1.64%	-8.84%	to	-9.74%
2021	0.00%	to	1.00%	144,981	23.13	to	20.48	3,021,901	1.03%	13.29%	to	12.16%

JAWGS
2025	0.50%	to	0.80%	3,094	13.47	to	13.41	41,674	0.59%	20.00%	to	19.64%

LACB2
2025	0.00%	to	1.00%	427,137	11.92	to	11.72	5,029,114	1.88%	9.62%	to	8.53%
2024	0.00%	to	1.00%	461,675	10.88	to	10.80	4,996,603	1.46%	8.76%	to	8.03%	*****

LACCA2
2025	0.50%	to	0.80%	10,458	12.22	to	12.16	127,737	0.00%	6.19%	to	5.87%
2024	0.50%	to	0.80%	10,554	11.51	to	11.49	121,445	0.00%	15.10%	to	14.87%	*****

LACDV2
2024	0.00%	to	1.00%	143,576	10.66	to	10.59	1,525,376	0.94%	6.58%	to	5.86%	*****

LACI2
2025	0.00%	to	1.00%	30,496	11.62	to	11.43	353,279	1.23%	15.98%	to	14.83%
2024	0.00%	to	1.00%	36,105	10.02	to	9.95	361,421	0.65%	0.23%	to	-0.45%	*****

LACIPS
2025	0.00%			1,097	10.98			12,047	0.13%	6.33%
2024	0.00%	to	0.80%	68,889	10.33	to	10.27	709,234	3.19%	3.30%	to	2.74%	*****

LACMV2
2025	0.00%	to	0.80%	107,860	11.64	to	11.49	1,245,937	1.90%	8.99%	to	8.13%
2024	0.00%	to	0.80%	116,469	10.68	to	10.63	1,240,192	1.99%	6.83%	to	6.25%	*****

LACU2
2024	0.00%	to	1.00%	2,852	11.94	to	11.86	33,890	0.00%	19.42%	to	18.61%	*****

LOVTRC
2025	0.50%	to	0.80%	16,275	11.51	to	11.18	187,269	4.70%	6.65%	to	6.33%
2024	0.50%	to	0.80%	16,548	10.80	to	10.52	178,544	4.70%	2.14%	to	1.84%
2023	0.50%	to	0.80%	16,914	10.57	to	10.33	178,619	4.39%	5.81%	to	5.49%
2022	0.50%	to	0.80%	17,212	9.99	to	9.79	171,804	3.30%	-14.48%	to	-14.73%
2021	0.50%	to	0.80%	17,601	11.68	to	11.48	205,453	1.95%	-0.74%	to	-1.04%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

MMCGSC
2025	0.50%			1,713	13.25			22,698	0.00%	2.88%
2024	0.50%			8,425	12.88			108,527	0.00%	13.87%

MNDIC
2025	0.50%	to	0.80%	10,328	34.49	to	33.10	355,894	0.00%	12.40%	to	12.06%
2024	0.50%	to	0.80%	11,842	30.69	to	29.54	363,027	0.00%	6.19%	to	5.87%
2023	0.50%	to	0.80%	13,634	28.90	to	27.90	393,638	0.00%	13.84%	to	13.50%
2022	0.50%	to	0.80%	17,106	25.38	to	24.58	433,914	0.00%	-30.11%	to	-30.32%
2021	0.50%	to	0.80%	19,804	36.32	to	35.28	718,830	0.00%	1.29%	to	0.99%

MV2IGI
2024	0.00%	to	0.80%	13,194	34.05	to	31.49	439,882	0.35%	16.27%	to	15.33%
2023	0.00%	to	0.80%	13,890	29.29	to	27.30	398,757	0.41%	24.01%	to	23.02%
2022	0.00%	to	0.80%	6,602	23.62	to	22.19	149,901	0.09%	-19.26%	to	-19.90%
2021	0.00%	to	0.80%	15,652	29.25	to	27.71	449,396	0.25%	25.97%	to	24.97%

MV3MVI
2025	0.50%	to	0.80%	21,089	21.74	to	21.37	458,489	1.05%	5.45%	to	5.13%
2024	0.50%	to	0.80%	15,623	20.62	to	20.33	322,102	1.18%	13.18%	to	12.84%
2023	0.50%	to	0.80%	17,776	18.22	to	18.02	323,821	1.69%	12.17%	to	11.83%
2022	0.50%			28,539	16.24			463,513	1.01%	-9.24%
2021	0.50%			10,573	17.89			189,201	0.82%	30.33%			*****

MVFIC
2025	0.00%			3,374	82.28			277,596	1.83%	13.01%
2024	0.00%	to	0.80%	53,958	72.81	to	61.22	3,561,882	1.57%	11.61%	to	10.72%
2023	0.00%	to	0.80%	59,922	65.23	to	55.29	3,571,746	1.64%	7.93%	to	7.07%
2022	0.00%	to	0.80%	62,409	60.44	to	51.64	3,461,002	1.41%	-5.91%	to	-6.66%
2021	0.00%	to	0.80%	62,829	64.23	to	55.32	3,705,166	1.33%	25.45%	to	24.45%

MVIGIC
2025	0.50%	to	0.80%	8,480	17.29	to	16.94	146,549	0.89%	20.51%	to	20.15%
2024	0.50%	to	0.80%	8,310	14.34	to	14.10	119,111	0.91%	8.46%	to	8.13%
2023	0.50%	to	0.80%	19,422	13.23	to	13.04	256,798	1.11%	14.15%	to	13.81%
2022	0.50%	to	0.80%	18,826	11.59	to	11.46	218,104	0.62%	-15.38%	to	-15.63%
2021	0.50%	to	0.80%	17,992	13.69	to	13.58	246,333	0.53%	8.72%	to	8.40%

MSEM
2025	0.00%	to	1.00%	12,059	50.60	to	38.97	523,945	13.41%	15.33%	to	14.18%
2024	0.00%	to	1.00%	10,684	43.87	to	34.13	406,775	10.38%	11.23%	to	10.12%
2023	0.00%	to	1.00%	10,854	39.44	to	30.99	372,903	8.49%	11.84%	to	10.73%
2022	0.00%	to	1.00%	11,765	35.27	to	27.99	364,503	7.53%	-18.74%	to	-19.54%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	1.00%	13,014	43.40	to	34.79	498,174	5.18%	-2.02%	to	-3.00%

DTRTFB
2025	0.50%	to	0.80%	16,560	10.95	to	10.70	181,350	4.18%	6.77%	to	6.45%
2024	0.50%			21,241	10.26			217,913	11.82%	2.66%
2023	0.50%			11,009	9.99			110,012	4.09%	5.14%
2022	0.50%			6,453	9.50			61,332	2.93%	-13.64%
2021	0.50%			4,710	11.01			51,839	2.34%	-0.94%

EIF
2025	0.00%	to	0.80%	18,326	77.78	to	64.88	1,273,646	1.55%	21.44%	to	20.47%
2024	0.00%	to	0.80%	22,968	64.05	to	53.85	1,320,646	1.66%	9.86%	to	8.98%
2023	0.00%	to	0.80%	26,373	58.30	to	49.42	1,401,872	1.86%	11.99%	to	11.10%
2022	0.00%	to	0.80%	27,937	52.06	to	44.48	1,330,946	1.51%	-3.99%	to	-4.75%
2021	0.00%	to	0.80%	27,616	54.22	to	46.70	1,371,298	1.32%	20.29%	to	19.33%

GBF
2025	0.00%	to	1.00%	85,539	28.98	to	16.87	3,208,602	3.82%	7.00%	to	5.94%
2024	0.00%	to	1.00%	92,964	27.08	to	15.92	3,302,842	3.44%	1.03%	to	0.02%
2023	0.00%	to	1.00%	97,032	26.81	to	15.92	3,438,805	2.70%	4.70%	to	3.66%
2022	0.00%	to	1.00%	105,495	25.60	to	15.36	3,503,405	2.02%	-12.55%	to	-13.42%
2021	0.00%	to	1.00%	113,439	29.28	to	17.74	4,294,993	1.64%	-2.08%	to	-3.06%

GEM
2025	0.00%	to	1.00%	104,959	39.67	to	30.36	3,690,262	0.50%	36.15%	to	34.80%
2024	0.00%	to	1.00%	35,063	29.14	to	22.52	913,998	1.32%	6.28%	to	5.22%
2023	0.00%	to	1.00%	36,331	27.42	to	21.40	895,943	1.70%	4.16%	to	3.13%
2022	0.00%	to	1.00%	37,980	26.32	to	20.75	903,536	0.90%	-24.75%	to	-25.49%
2021	0.00%	to	1.00%	39,779	34.97	to	27.86	1,263,138	0.92%	-7.28%	to	-8.20%

GIG
2025	0.00%	to	1.00%	291,243	41.42	to	32.35	10,687,813	1.05%	39.29%	to	37.90%
2024	0.00%	to	1.00%	149,032	29.74	to	23.46	3,970,159	2.68%	11.31%	to	10.19%
2023	0.00%	to	1.00%	135,682	26.72	to	21.29	3,264,536	2.71%	21.70%	to	20.49%
2022	0.00%	to	1.00%	150,100	21.95	to	17.67	2,976,448	3.66%	-14.12%	to	-14.98%
2021	0.00%	to	1.00%	163,271	25.56	to	20.78	3,780,791	2.53%	12.66%	to	11.54%

GVAAA2
2025	0.00%	to	0.80%	125,199	40.62	to	34.71	4,597,949	0.00%	15.41%	to	14.49%
2024	0.00%	to	0.80%	125,910	35.20	to	30.32	4,028,230	0.00%	16.00%	to	15.07%
2023	0.00%	to	0.80%	130,683	30.35	to	26.35	3,624,043	0.00%	13.84%	to	12.93%
2022	0.00%	to	0.80%	137,274	26.66	to	23.33	3,365,144	0.00%	-13.74%	to	-14.43%
2021	0.00%	to	0.80%	158,231	30.90	to	27.26	4,523,684	1.09%	14.71%	to	13.80%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

GVABD2
2025	0.00%	to	0.80%	21,036	15.99	to	13.66	305,391	0.00%	6.73%	to	5.88%
2024	0.00%	to	0.80%	21,300	14.98	to	12.90	291,249	0.00%	0.82%	to	0.02%
2023	0.00%	to	0.80%	22,957	14.86	to	12.90	312,613	0.00%	4.50%	to	3.67%
2022	0.00%	to	0.80%	21,663	14.22	to	12.44	282,357	0.00%	-12.80%	to	-13.50%
2021	0.00%	to	0.80%	23,988	16.31	to	14.39	360,466	1.96%	-0.72%	to	-1.51%

GVAGG2
2025	0.00%	to	0.80%	59,780	56.21	to	48.03	3,056,386	0.00%	21.21%	to	20.24%
2024	0.00%	to	0.80%	62,880	46.37	to	39.94	2,663,975	0.00%	13.23%	to	12.32%
2023	0.00%	to	0.80%	65,934	40.96	to	35.56	2,484,675	0.00%	22.14%	to	21.17%
2022	0.00%	to	0.80%	69,078	33.53	to	29.35	2,139,633	0.00%	-25.05%	to	-25.65%
2021	0.00%	to	0.80%	70,157	44.74	to	39.47	2,911,588	0.00%	16.00%	to	15.08%

GVAGI2
2025	0.00%	to	0.80%	29,959	53.38	to	45.98	1,467,732	0.00%	17.64%	to	16.70%
2024	0.00%	to	0.80%	28,675	45.38	to	39.40	1,199,983	0.00%	23.76%	to	22.76%
2023	0.00%	to	0.80%	28,489	36.67	to	32.09	967,078	0.00%	25.68%	to	24.68%
2022	0.00%	to	0.80%	31,625	29.18	to	25.74	857,643	0.00%	-16.82%	to	-17.48%
2021	0.00%	to	0.80%	30,103	35.07	to	31.19	983,351	1.04%	23.65%	to	22.66%

GVAGR2
2025	0.00%	to	0.80%	51,848	88.92	to	75.97	4,182,003	0.00%	19.78%	to	18.82%
2024	0.00%	to	0.80%	60,446	74.24	to	63.94	4,115,766	0.00%	31.15%	to	30.10%
2023	0.00%	to	0.80%	65,678	56.60	to	49.15	3,428,486	0.00%	37.95%	to	36.86%
2022	0.00%	to	0.80%	69,184	41.03	to	35.91	2,615,002	0.00%	-30.22%	to	-30.77%
2021	0.00%	to	0.80%	79,020	58.80	to	51.87	4,318,400	0.00%	21.53%	to	20.57%

GVDMA
2025	0.00%	to	1.00%	118,235	50.14	to	39.47	5,316,714	0.00%	17.38%	to	16.21%
2024	0.00%	to	1.00%	132,298	42.72	to	33.97	5,081,542	0.00%	11.21%	to	10.10%
2023	0.00%	to	1.00%	139,628	38.41	to	30.85	4,833,854	0.00%	17.93%	to	16.76%
2022	0.00%	to	1.00%	156,528	32.57	to	26.42	4,610,678	0.00%	-18.28%	to	-19.09%
2021	0.00%	to	1.00%	166,929	39.86	to	32.66	6,040,159	0.16%	13.63%	to	12.50%

GVDMC
2025	0.00%	to	1.00%	15,431	31.29	to	24.63	409,773	0.00%	11.68%	to	10.57%
2024	0.00%	to	1.00%	16,657	28.02	to	22.28	399,583	0.00%	6.09%	to	5.03%
2023	0.00%	to	1.00%	17,949	26.41	to	21.21	408,225	0.00%	11.25%	to	10.14%
2022	0.00%	to	1.00%	19,642	23.74	to	19.26	404,886	0.00%	-14.39%	to	-15.24%
2021	0.00%	to	1.00%	21,606	27.73	to	22.72	523,841	0.20%	6.71%	to	5.65%

GVEX1

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	1.00%	1,933,127	25.99	to	24.56	82,939,670	3.33%	17.60%	to	16.43%
2024	0.00%	to	1.00%	223,293	22.10	to	21.09	8,770,438	1.03%	24.76%	to	23.51%
2023	0.00%	to	1.00%	203,180	17.71	to	17.08	6,516,094	1.23%	25.96%	to	24.71%
2022	0.00%	to	1.00%	227,635	14.06	to	13.69	5,931,111	1.25%	-18.31%	to	-19.13%
2021	0.00%	to	1.00%	216,554	17.22	to	16.93	7,022,875	2.20%	28.37%	to	27.09%

GVIDA
2025	0.50%	to	1.00%	44,230	49.92	to	44.29	2,187,435	0.00%	18.66%	to	18.07%
2024	0.50%	to	1.00%	55,401	42.07	to	37.51	2,312,100	0.00%	12.07%	to	11.51%
2023	0.50%	to	1.00%	56,946	37.54	to	33.64	2,120,001	0.00%	18.79%	to	18.20%
2022	0.50%	to	1.00%	60,046	31.60	to	28.46	1,880,748	0.00%	-19.29%	to	-19.69%
2021	0.50%	to	1.00%	62,680	39.16	to	35.44	2,431,960	0.13%	14.93%	to	14.35%

GVIDC
2025	0.50%	to	1.00%	5,104	20.81	to	18.47	101,870	0.00%	8.35%	to	7.81%
2024	0.00%	to	1.00%	7,461	21.54	to	17.13	144,389	0.00%	3.82%	to	2.78%
2023	0.00%	to	1.00%	8,378	20.75	to	16.66	155,138	0.00%	8.03%	to	6.96%
2022	0.00%	to	1.00%	9,777	19.21	to	15.58	169,482	0.00%	-12.19%	to	-13.06%
2021	0.00%	to	1.00%	10,553	21.88	to	17.92	209,910	0.24%	2.75%	to	1.73%

GVIDM
2025	0.00%	to	1.00%	49,950	39.99	to	31.48	1,828,394	0.00%	14.42%	to	13.28%
2024	0.00%	to	1.00%	54,230	34.95	to	27.79	1,734,010	0.00%	9.02%	to	7.93%
2023	0.00%	to	1.00%	63,977	32.06	to	25.75	1,880,269	0.00%	14.72%	to	13.58%
2022	0.00%	to	1.00%	76,970	27.94	to	22.67	1,989,082	0.00%	-16.55%	to	-17.38%
2021	0.00%	to	1.00%	90,680	33.49	to	27.44	2,815,479	0.19%	10.31%	to	9.22%

GVIX2
2025	0.50%	to	0.80%	60,437	18.20	to	17.57	1,099,648	3.87%	29.73%	to	29.34%
2024	0.50%	to	0.80%	61,018	14.03	to	13.59	855,851	3.39%	2.37%	to	2.06%
2023	0.00%	to	0.80%	58,189	14.39	to	13.31	797,502	2.33%	17.31%	to	16.38%
2022	0.00%	to	0.80%	58,339	12.26	to	11.44	684,986	3.71%	-14.51%	to	-15.19%
2021	0.00%	to	0.80%	60,384	14.34	to	13.49	833,610	2.71%	10.53%	to	9.65%

HIBF
2025	0.00%	to	0.80%	24,298	36.52	to	30.47	813,411	6.46%	5.66%	to	4.81%
2024	0.00%	to	0.80%	21,061	34.57	to	29.07	668,431	5.35%	6.28%	to	5.43%
2023	0.00%	to	0.80%	25,816	32.53	to	27.57	771,334	6.12%	13.13%	to	12.23%
2022	0.00%	to	0.80%	26,586	28.75	to	24.57	704,294	5.51%	-11.93%	to	-12.63%
2021	0.00%	to	0.80%	28,295	32.65	to	28.12	853,634	3.93%	4.96%	to	4.13%

IDPG
2022	0.50%			15	13.03			195	0.00%	-15.38%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.50%			23	15.40			354	0.40%	11.78%

IDPGI
2025	0.80%			20	15.12			297	0.00%	8.89%
2024	0.80%			17	13.89			231	0.00%	6.96%
2023	0.80%			13	12.98			174	0.00%	11.49%
2022	0.80%			5	11.65			58	0.00%	-14.55%

MCIF
2025	0.00%	to	1.00%	70,327	86.06	to	60.69	5,306,667	1.21%	7.05%	to	5.99%
2024	0.00%	to	1.00%	81,729	80.39	to	57.26	5,783,208	1.07%	13.49%	to	12.36%
2023	0.00%	to	1.00%	84,905	70.83	to	50.96	5,310,613	1.20%	16.06%	to	14.91%
2022	0.00%	to	1.00%	95,366	61.03	to	44.35	5,162,780	1.15%	-13.40%	to	-14.26%
2021	0.00%	to	1.00%	109,885	70.48	to	51.72	6,869,989	1.17%	24.26%	to	23.02%

MSBF
2025	0.00%	to	1.00%	23,356	35.86	to	27.19	745,238	3.39%	7.56%	to	6.49%
2024	0.00%	to	1.00%	29,994	33.34	to	25.53	879,123	7.87%	10.34%	to	9.24%
2023	0.00%	to	1.00%	19,733	30.21	to	23.37	532,772	5.77%	8.70%	to	7.62%
2022	0.00%	to	1.00%	31,844	27.80	to	21.72	792,940	3.46%	-2.30%	to	-3.27%
2021	0.00%	to	1.00%	38,558	28.45	to	22.45	969,018	5.24%	5.24%	to	4.19%

NCPG
2025	0.80%			8	17.31			137	0.00%	9.40%
2024	0.50%	to	0.80%	4,432	16.34	to	15.82	72,411	0.00%	10.76%	to	10.43%
2023	0.50%	to	0.80%	4,529	14.75	to	14.33	66,797	0.00%	12.05%	to	11.72%
2022	0.50%	to	0.80%	4,633	13.16	to	12.83	60,985	0.00%	-15.51%	to	-15.76%
2021	0.50%	to	0.80%	613	15.58	to	15.23	9,550	0.00%	15.14%	to	14.80%	*****

NCPGI
2025	0.50%	to	0.80%	4,259	16.00	to	15.45	68,147	0.00%	8.85%	to	8.52%
2024	0.50%	to	0.80%	606	14.70	to	14.24	8,898	0.00%	8.35%	to	8.03%
2023	0.50%	to	0.80%	671	13.57	to	13.18	9,108	0.00%	12.14%	to	11.81%
2022	0.50%	to	0.80%	745	12.10	to	11.79	9,012	0.00%	-14.04%	to	-14.30%
2021	0.80%			6	13.76			83	0.34%	9.36%

NDES2
2025	0.80%			1,331	14.57			19,394	0.00%	45.70%			*****

NFDIW1
2025	0.00%	to	1.00%	1,988,936	12.70	to	12.62	25,179,306	0.05%	27.01%	to	26.17%	*****

NJMIM2
2025	0.00%	to	0.80%	81,830	10.30	to	10.25	840,352	1.30%	3.04%	to	2.49%	*****

NLCG2

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2025	0.00%	to	1.00%	537,072	12.09	to	12.01	6,473,755	0.00%	20.89%	to	20.09%	*****

NNASD2
2025	0.00%	to	1.30%	416,664	12.59	to	12.48	5,226,658	0.28%	25.92%	to	24.83%	*****

NVAMV1
2025	0.00%	to	1.00%	87,562	71.14	to	60.22	5,734,066	0.92%	18.63%	to	17.45%
2024	0.00%	to	1.00%	98,072	59.97	to	51.28	5,440,385	1.72%	15.32%	to	14.16%
2023	0.00%	to	1.00%	115,786	52.01	to	44.91	5,601,192	1.72%	8.84%	to	7.76%
2022	0.00%	to	1.00%	130,231	47.78	to	41.68	5,823,987	1.18%	-1.13%	to	-2.11%
2021	0.00%	to	1.00%	144,197	48.33	to	42.58	6,553,889	1.23%	34.53%	to	33.19%

NVAMVX
2025	0.00%	to	1.00%	360,531	23.64	to	22.42	8,310,254	2.15%	18.81%	to	17.63%
2024	0.00%	to	1.00%	134,602	19.90	to	19.06	2,622,943	1.93%	15.49%	to	14.33%
2023	0.00%	to	1.00%	145,220	17.23	to	16.67	2,462,708	1.66%	9.00%	to	7.91%
2022	0.00%	to	1.00%	178,719	15.81	to	15.45	2,793,575	1.44%	-1.02%	to	-2.00%
2021	0.00%	to	1.00%	168,203	15.97	to	15.76	2,669,024	1.41%	34.71%	to	33.37%

NVBX
2025	0.50%	to	0.80%	15,914	11.42	to	11.02	181,301	6.72%	6.27%	to	5.95%
2024	0.50%	to	0.80%	15,179	10.74	to	10.40	162,784	2.58%	0.57%	to	0.27%
2023	0.50%	to	0.80%	15,272	10.68	to	10.38	162,927	2.80%	4.67%	to	4.36%
2022	0.50%	to	0.80%	11,882	10.21	to	9.94	121,153	1.78%	-13.82%	to	-14.08%
2021	0.50%	to	0.80%	19,400	11.84	to	11.57	229,625	2.04%	-2.57%	to	-2.86%

NVCBD1
2025	0.00%	to	1.00%	65,948	16.72	to	14.01	1,011,595	3.56%	6.88%	to	5.82%
2024	0.00%	to	1.00%	36,163	15.64	to	13.24	522,540	3.63%	1.37%	to	0.36%
2023	0.00%	to	1.00%	25,626	15.43	to	13.19	363,036	2.92%	5.19%	to	4.14%
2022	0.00%	to	1.00%	34,097	14.67	to	12.67	457,103	2.32%	-14.69%	to	-15.54%
2021	0.00%	to	1.00%	35,198	17.20	to	15.00	558,390	1.76%	-1.03%	to	-2.01%

NVCCA1
2025	0.00%	to	0.80%	11,792	32.00	to	27.78	344,641	0.00%	15.05%	to	14.13%
2024	0.00%	to	0.80%	11,835	27.81	to	24.34	301,150	0.00%	12.58%	to	11.68%
2023	0.00%	to	0.80%	29,239	24.70	to	21.80	666,683	0.00%	16.45%	to	15.53%
2022	0.00%	to	0.80%	34,005	21.21	to	18.87	668,905	0.00%	-14.95%	to	-15.63%
2021	0.00%	to	0.80%	33,834	24.94	to	22.36	786,428	0.27%	15.75%	to	14.83%

NVCCN1
2025	0.50%	to	0.80%	2,257	17.73	to	16.81	39,959	0.00%	8.22%	to	7.89%
2024	0.50%	to	0.80%	2,183	16.38	to	15.58	35,700	0.00%	4.65%	to	4.34%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.50%	to	0.80%	4,008	15.65	to	14.94	62,605	0.00%	8.37%	to	8.05%
2022	0.00%	to	0.80%	4,008	14.45	to	13.82	57,710	0.00%	-12.41%	to	-12.67%
2021	0.00%	to	0.80%	2,619	17.66	to	15.83	42,920	0.08%	4.49%	to	3.65%

NVCMA1
2025	0.50%	to	0.80%	18,607	31.72	to	30.08	585,471	0.00%	15.93%	to	15.59%
2024	0.50%	to	0.80%	20,818	27.36	to	26.03	564,722	0.00%	13.17%	to	12.83%
2023	0.50%	to	0.80%	24,989	24.18	to	23.07	600,068	0.00%	17.48%	to	17.13%
2022	0.50%	to	0.80%	31,429	20.58	to	19.69	643,662	0.00%	-15.44%	to	-15.69%
2021	0.50%	to	0.80%	29,332	24.34	to	23.36	710,168	0.25%	17.53%	to	17.18%

NVCMC1
2025	0.00%	to	0.80%	6,775	24.05	to	20.88	150,361	0.00%	11.32%	to	10.43%
2024	0.00%	to	0.80%	7,300	21.61	to	18.91	146,070	0.00%	7.79%	to	6.93%
2023	0.00%	to	0.80%	7,891	20.04	to	17.68	146,736	0.00%	11.88%	to	10.99%
2022	0.00%	to	0.80%	6,090	17.92	to	15.93	101,713	0.00%	-13.05%	to	-13.74%
2021	0.00%	to	0.80%	7,438	20.61	to	18.47	143,083	0.25%	9.23%	to	8.36%

NVCMD1
2025	0.00%	to	0.80%	41,512	29.31	to	25.45	1,124,546	0.00%	13.60%	to	12.69%
2024	0.00%	to	0.80%	43,559	25.80	to	22.58	1,041,973	0.00%	11.18%	to	10.29%
2023	0.00%	to	0.80%	46,313	23.21	to	20.48	999,176	0.00%	14.95%	to	14.04%
2022	0.00%	to	0.80%	48,193	20.19	to	17.96	907,906	0.00%	-14.08%	to	-14.76%
2021	0.00%	to	0.80%	53,754	23.50	to	21.07	1,183,468	0.27%	13.64%	to	12.73%

NVCRA1
2025	0.50%	to	0.80%	16,176	34.42	to	32.65	555,682	0.00%	17.95%	to	17.60%
2024	0.50%	to	0.80%	15,798	29.18	to	27.76	458,813	0.00%	14.86%	to	14.52%
2023	0.50%	to	0.80%	16,704	25.41	to	24.24	421,550	0.00%	19.15%	to	18.79%
2022	0.00%	to	0.80%	17,943	21.32	to	20.41	380,556	0.00%	-15.66%	to	-15.91%
2021	0.50%	to	0.80%	12,806	25.28	to	24.27	321,731	0.19%	19.59%	to	19.23%

NVCRB1
2025	0.00%	to	0.80%	17,063	26.40	to	22.92	411,583	0.00%	12.59%	to	11.69%
2024	0.00%	to	0.80%	18,408	23.44	to	20.52	396,576	0.00%	9.34%	to	8.47%
2023	0.00%	to	0.80%	20,131	21.44	to	18.92	398,632	0.00%	13.40%	to	12.50%
2022	0.00%	to	0.80%	21,799	18.91	to	16.82	382,577	0.00%	-13.60%	to	-14.29%
2021	0.00%	to	0.80%	24,646	21.88	to	19.62	503,196	0.26%	11.12%	to	10.24%

NVDBL2
2025	0.50%	to	0.80%	2,942	27.61	to	26.27	80,618	0.00%	12.41%	to	12.07%
2024	0.50%	to	0.80%	3,649	24.56	to	23.44	89,118	0.00%	7.25%	to	6.93%
2023	0.50%	to	0.80%	4,026	22.90	to	21.92	91,604	0.00%	12.48%	to	12.14%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.50%	to	0.80%	4,252	20.36	to	19.54	86,076	0.00%	-15.41%	to	-15.67%
2021	0.00%	to	0.80%	17,731	25.65	to	23.18	447,186	0.21%	8.24%	to	7.38%

NVDCA2
2025	0.50%	to	0.80%	2,425	37.26	to	35.44	89,091	0.00%	15.12%	to	14.78%
2024	0.50%	to	0.80%	2,736	32.37	to	30.88	86,852	0.00%	9.92%	to	9.59%
2023	0.50%	to	0.80%	3,046	29.45	to	28.18	88,175	0.00%	15.80%	to	15.45%
2022	0.50%	to	0.80%	3,484	25.43	to	24.41	87,293	0.00%	-17.98%	to	-18.22%
2021	0.50%	to	0.80%	3,891	31.00	to	29.85	119,097	0.15%	11.60%	to	11.27%

NVDCAP
2025	0.50%	to	0.80%	6,476	14.62	to	14.39	94,562	0.00%	15.30%	to	14.96%
2024	0.50%	to	0.80%	11,437	12.68	to	12.52	144,925	0.00%	10.12%	to	9.79%
2023	0.50%	to	0.80%	12,010	11.51	to	11.40	138,219	0.00%	15.98%	to	15.64%
2022	0.50%	to	0.80%	13,893	9.93	to	9.86	137,879	0.00%	-17.91%	to	-18.15%
2021	0.50%	to	0.80%	17,825	12.09	to	12.05	215,513	0.36%	11.81%	to	11.48%

NVFIII
2025	0.50%	to	0.80%	66	10.44	to	10.23	685	0.18%	5.80%	to	5.48%
2024	0.50%			1,168	9.86			11,520	3.03%	0.31%
2023	0.50%			766	9.83			7,533	2.72%	4.70%
2022	0.50%			691	9.39			6,490	1.54%	-14.16%
2021	0.50%			609	10.94			6,664	0.36%	-2.51%

NVGEII
2025	0.50%	to	0.80%	6,250	20.38	to	19.97	127,211	1.25%	17.41%	to	17.06%
2024	0.50%			6,404	17.35			111,140	1.71%	14.99%
2023	0.50%			3,513	15.09			53,013	2.74%	19.88%
2022	0.50%			1,295	12.59			16,303	1.49%	-16.80%
2021	0.50%			509	15.13			7,701	1.45%	21.26%

NVIDMP
2025	0.50%	to	0.80%	42,968	13.87	to	13.66	594,811	0.00%	14.11%	to	13.77%
2024	0.50%	to	0.80%	44,066	12.16	to	12.00	534,695	0.00%	8.63%	to	8.30%
2023	0.50%	to	0.80%	45,209	11.19	to	11.08	505,035	0.00%	14.38%	to	14.04%
2022	0.50%	to	0.80%	45,961	9.78	to	9.72	449,068	0.00%	-16.91%	to	-17.15%
2021	0.50%	to	0.80%	43,886	11.77	to	11.73	516,451	0.44%	9.89%	to	9.56%

NVIX
2025	0.50%	to	0.80%	57,372	18.39	to	17.76	1,055,237	4.21%	29.99%	to	29.60%
2024	0.50%	to	0.80%	49,296	14.15	to	13.70	697,514	3.72%	2.59%	to	2.28%
2023	0.50%	to	0.80%	42,850	13.79	to	13.40	590,943	2.55%	16.99%	to	16.64%
2022	0.50%	to	0.80%	42,169	11.79	to	11.49	497,088	3.97%	-14.72%	to	-14.97%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.50%	to	0.80%	41,481	13.82	to	13.51	573,362	3.10%	10.29%	to	9.96%

NVMIVX
2025	0.00%	to	0.80%	29,042	20.03	to	19.22	566,245	1.87%	35.21%	to	34.13%
2024	0.00%	to	0.80%	32,366	14.82	to	14.33	469,321	6.20%	4.44%	to	3.60%
2023	0.00%	to	0.80%	34,467	14.19	to	13.83	480,958	2.71%	15.67%	to	14.75%
2022	0.00%	to	0.80%	36,538	12.26	to	12.05	443,071	3.87%	-5.86%	to	-6.61%
2021	0.00%	to	0.80%	31,178	13.03	to	12.90	403,674	3.40%	10.58%	to	9.70%

NVMLG1
2025	0.00%	to	1.00%	70,797	87.01	to	72.92	5,714,615	3.56%	14.20%	to	13.07%
2024	0.00%	to	1.00%	85,018	76.19	to	64.49	6,037,428	0.81%	26.06%	to	24.80%
2023	0.00%	to	1.00%	86,979	60.44	to	51.68	4,894,209	5.46%	35.36%	to	34.01%
2022	0.00%	to	1.00%	74,517	44.65	to	38.56	3,106,124	5.09%	-12.49%	to	-13.36%
2021	0.00%	to	1.00%	83,106	51.02	to	44.51	3,998,123	0.00%	40.45%	to	39.05%

NVMMG1
2025	0.00%	to	1.00%	835,292	40.46	to	33.91	30,930,910	0.00%	5.91%	to	4.86%
2024	0.00%	to	1.00%	890,867	38.20	to	32.34	31,285,551	0.00%	18.50%	to	17.32%
2023	0.00%	to	1.00%	959,585	32.24	to	27.56	28,580,968	0.00%	20.58%	to	19.38%
2022	0.00%	to	1.00%	1,013,991	26.74	to	23.09	25,169,298	0.00%	-37.61%	to	-38.23%
2021	0.00%	to	1.00%	1,080,260	42.85	to	37.38	43,213,992	0.12%	-4.70%	to	-5.65%

NVMMV2
2025	0.00%	to	1.00%	584,439	38.29	to	32.09	20,488,346	0.90%	2.30%	to	1.29%
2024	0.00%	to	1.00%	614,843	37.42	to	31.68	21,168,074	1.00%	8.49%	to	7.40%
2023	0.00%	to	1.00%	657,136	34.50	to	29.50	20,943,789	1.51%	8.63%	to	7.55%
2022	0.00%	to	1.00%	702,501	31.76	to	27.42	20,715,786	1.37%	-2.66%	to	-3.63%
2021	0.00%	to	1.00%	746,061	32.62	to	28.46	22,712,209	0.74%	24.02%	to	22.78%

NVNMO1
2025	0.00%	to	0.80%	395,465	49.68	to	43.13	18,030,029	0.50%	11.88%	to	10.99%
2024	0.00%	to	0.80%	425,406	44.40	to	38.86	17,421,703	0.43%	21.48%	to	20.51%
2023	0.00%	to	1.00%	458,999	36.55	to	31.25	15,538,818	0.52%	23.39%	to	22.17%
2022	0.00%	to	1.00%	493,286	29.62	to	25.58	13,596,367	0.39%	-17.06%	to	-17.89%
2021	0.00%	to	1.00%	528,004	35.71	to	31.15	17,639,821	0.30%	26.57%	to	25.31%

NVNSR1
2025	0.50%	to	0.80%	4,817	34.91	to	33.10	168,118	1.11%	1.63%	to	1.32%
2024	0.50%	to	0.80%	4,853	34.35	to	32.67	166,682	0.24%	8.09%	to	7.76%
2023	0.50%	to	0.80%	5,872	31.78	to	30.32	186,565	0.34%	19.99%	to	19.64%
2022	0.50%	to	0.80%	5,938	26.48	to	25.34	157,230	0.51%	-23.30%	to	-23.53%
2021	0.50%	to	0.80%	5,950	34.53	to	33.14	205,405	0.37%	26.18%	to	25.80%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

NVOLG1
2025	0.00%	to	1.00%	1,222,785	99.33	to	84.09	112,476,831	0.93%	17.18%	to	16.02%
2024	0.00%	to	1.00%	1,316,466	84.77	to	72.48	103,723,572	1.20%	22.80%	to	21.57%
2023	0.00%	to	1.00%	1,434,492	69.03	to	59.62	92,420,535	1.44%	23.88%	to	22.65%
2022	0.00%	to	1.00%	1,539,144	55.72	to	48.61	80,386,932	0.87%	-22.10%	to	-22.88%
2021	0.00%	to	1.00%	1,664,986	71.53	to	63.03	112,064,798	0.54%	30.24%	to	28.95%

NVRE1
2025	0.00%	to	1.00%	206,829	26.70	to	22.38	5,098,340	1.63%	0.58%	to	-0.42%
2024	0.00%	to	1.00%	230,622	26.55	to	22.47	5,676,480	2.30%	10.72%	to	9.62%
2023	0.00%	to	1.00%	272,564	23.98	to	20.50	6,105,921	2.41%	12.88%	to	11.76%
2022	0.00%	to	1.00%	260,111	21.24	to	18.34	5,147,212	1.43%	-28.52%	to	-29.23%
2021	0.00%	to	1.00%	302,132	29.71	to	25.92	8,395,990	1.08%	46.75%	to	45.29%

NVSIX2
2025	0.50%	to	0.80%	20,265	28.28	to	27.22	572,884	0.86%	11.58%	to	11.25%
2024	0.50%	to	0.80%	22,771	25.34	to	24.47	576,895	0.95%	10.32%	to	9.98%
2023	0.50%	to	0.80%	25,367	22.97	to	22.25	582,511	1.17%	15.77%	to	15.42%
2022	0.50%	to	0.80%	25,551	19.84	to	19.28	506,798	0.92%	-21.12%	to	-21.35%
2021	0.50%	to	0.80%	24,362	25.16	to	24.51	612,592	0.84%	13.63%	to	13.29%

NVSTB1
2025	0.50%	to	0.80%	49,961	10.95	to	10.90	547,130	20.33%	5.17%	to	4.85%
2024	0.50%			1,679	10.41			17,482	2.50%	4.13%			*****

NVSTB2
2025	0.00%	to	0.80%	4,868	14.14	to	12.28	63,064	3.96%	5.43%	to	4.59%
2024	0.00%	to	0.80%	5,283	13.42			70,876	3.83%	5.06%
2023	0.00%	to	0.80%	6,090	12.77	to	11.27	71,906	3.12%	5.69%	to	4.85%
2022	0.00%	to	0.80%	8,290	12.08	to	10.74	92,619	1.38%	-5.67%	to	-6.42%
2021	0.00%	to	0.80%	16,888	12.81	to	11.48	201,666	0.88%	-0.59%	to	-1.38%

NVTIV3
2025	0.00%	to	0.80%	583	32.14	to	28.13	17,481	1.92%	34.99%	to	33.91%
2024	0.00%	to	0.80%	989	23.81	to	21.01	21,634	3.81%	4.25%	to	3.42%
2023	0.00%	to	0.80%	1,940	22.84	to	20.31	41,023	2.40%	15.56%	to	14.64%
2022	0.00%	to	0.80%	2,160	19.76	to	17.72	39,837	3.54%	-5.99%	to	-6.74%
2021	0.50%	to	0.80%	2,146	19.73	to	19.00	42,041	1.97%	9.85%	to	9.52%

SAM
2025	0.00%	to	1.00%	712,159	18.69	to	11.56	14,535,363	3.84%	3.91%	to	2.87%
2024	0.00%	to	1.00%	669,030	17.98	to	11.24	13,195,133	4.78%	4.88%	to	3.83%
2023	0.00%	to	1.00%	633,494	17.15	to	10.82	11,854,184	4.63%	4.75%	to	3.70%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	1.00%	818,867	16.37	to	10.44	14,614,040	1.36%	1.30%	to	0.29%
2021	0.00%	to	1.00%	633,266	16.16	to	10.41	11,158,000	0.00%	0.00%	to	-1.00%

SCF
2025	0.00%	to	1.00%	113,433	146.93	to	57.30	18,164,255	1.02%	10.35%	to	9.25%
2024	0.00%	to	1.00%	122,935	133.15	to	52.45	17,744,170	0.12%	13.08%	to	11.95%
2023	0.00%	to	1.00%	135,999	117.75	to	46.85	17,483,766	0.51%	13.99%	to	12.86%
2022	0.00%	to	1.00%	144,812	103.30	to	41.51	16,432,911	0.44%	-18.77%	to	-19.57%
2021	0.00%	to	1.00%	156,064	127.16	to	51.62	21,875,493	0.00%	30.84%	to	29.54%

SCGF
2025	0.00%	to	1.00%	63,139	39.38	to	30.50	2,235,243	0.00%	16.36%	to	15.20%
2024	0.00%	to	1.00%	67,482	33.85	to	26.48	2,055,242	0.00%	21.21%	to	20.00%
2023	0.00%	to	1.00%	72,182	27.92	to	22.07	1,816,792	0.00%	17.47%	to	16.30%
2022	0.00%	to	1.00%	62,558	23.77	to	18.97	1,349,805	0.00%	-30.37%	to	-31.06%
2021	0.00%	to	1.00%	86,854	34.14	to	27.52	2,701,314	0.00%	10.31%	to	9.21%

SCVF
2025	0.00%	to	1.00%	44,782	86.92	to	53.51	3,380,093	1.22%	2.17%	to	1.15%
2024	0.00%	to	1.00%	51,341	85.07	to	52.90	3,800,119	0.73%	6.53%	to	5.47%
2023	0.00%	to	1.00%	53,018	79.86	to	50.16	3,690,615	0.42%	17.45%	to	16.28%
2022	0.00%	to	1.00%	58,424	67.99	to	43.14	3,467,370	0.33%	-12.91%	to	-13.78%
2021	0.00%	to	1.00%	64,741	78.07	to	50.03	4,442,388	0.00%	32.04%	to	30.73%

TRF
2025	0.00%	to	1.00%	341,696	107.66	to	43.02	65,647,747	0.90%	16.49%	to	15.33%
2024	0.00%	to	1.00%	368,481	92.42	to	37.30	60,607,065	1.06%	13.66%	to	12.52%
2023	0.00%	to	1.00%	396,760	81.32	to	33.15	57,389,911	1.34%	8.27%	to	7.20%
2022	0.00%	to	1.00%	424,376	75.10	to	30.92	56,928,961	1.17%	-8.44%	to	-9.35%
2021	0.00%	to	1.00%	456,227	82.03	to	34.11	66,619,119	0.76%	21.88%	to	20.67%

AMCG
2025	0.00%	to	1.00%	81,740	27.18	to	24.55	2,141,888	0.00%	5.45%	to	4.40%
2024	0.00%	to	1.00%	85,930	25.77	to	23.52	2,138,979	0.00%	24.02%	to	22.78%
2023	0.00%	to	1.00%	92,834	20.78	to	19.16	1,865,635	0.00%	18.15%	to	16.97%
2022	0.00%	to	1.00%	109,373	17.59	to	16.38	1,876,189	0.00%	-28.73%	to	-29.44%
2021	0.00%	to	1.00%	114,680	24.68	to	23.21	2,768,638	0.00%	12.99%	to	11.87%

AMMCGS
2025	0.50%	to	0.80%	2,447	86.23	to	80.56	210,614	0.00%	4.71%	to	4.39%
2024	0.00%	to	0.80%	2,652	91.77	to	77.17	220,588	0.00%	23.76%	to	22.77%
2023	0.00%	to	0.80%	2,413	74.15	to	62.86	163,103	0.00%	17.96%	to	17.03%
2022	0.00%	to	0.80%	2,903	62.86	to	53.71	166,820	0.00%	-28.83%	to	-29.39%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2021	0.00%	to	0.80%	2,864	88.32	to	76.07	232,182	0.00%	12.72%	to	11.83%

AMRS
2023	0.00%			47	34.57			1,628	0.51%	10.69%
2021	0.00%			132	34.69			4,579	0.20%	32.52%

AMSRS
2025	0.00%	to	1.00%	111,956	98.40	to	22.40	7,163,606	0.00%	13.74%	to	12.61%
2024	0.00%	to	1.00%	117,898	86.51	to	19.90	6,533,480	0.23%	25.84%	to	24.58%
2023	0.00%	to	1.00%	119,910	68.75	to	15.97	5,291,276	0.35%	26.90%	to	25.64%
2022	0.00%	to	1.00%	131,435	54.17	to	12.71	4,536,223	0.44%	-18.45%	to	-19.26%
2021	0.00%	to	1.00%	135,780	66.43	to	15.74	5,707,429	0.38%	23.48%	to	22.25%

AMTB
2025	0.00%	to	1.00%	43,274	22.87	to	14.38	1,131,807	5.35%	5.71%	to	4.66%
2024	0.00%	to	1.00%	44,616	21.63	to	13.74	1,106,859	5.22%	6.10%	to	5.03%
2023	0.00%	to	1.00%	54,802	20.39	to	13.08	1,271,021	4.36%	5.90%	to	4.85%
2022	0.00%	to	1.00%	63,108	19.25	to	12.47	1,379,328	3.86%	-5.19%	to	-6.13%
2021	0.00%	to	1.00%	62,402	20.30	to	13.29	1,453,796	2.53%	0.74%	to	-0.26%

DWVSVS
2025	0.50%	to	0.80%	5,474	26.69	to	25.69	146,028	0.98%	7.29%	to	6.97%
2024	0.50%	to	0.80%	5,938	24.87	to	24.02	147,367	1.12%	10.46%	to	10.13%
2023	0.50%	to	0.80%	8,430	22.52	to	21.81	189,546	0.67%	8.55%	to	8.23%
2022	0.50%	to	0.80%	10,248	20.74	to	20.15	212,366	0.52%	-12.79%	to	-13.05%
2021	0.50%	to	0.80%	17,155	23.79	to	23.18	407,615	0.61%	33.35%	to	32.95%

WRASP
2025	0.00%	to	0.80%	29,563	33.23	to	29.08	899,551	1.21%	16.66%	to	15.73%
2024	0.00%	to	0.80%	32,972	28.48	to	25.13	864,457	1.77%	12.44%	to	11.54%
2023	0.00%	to	0.80%	38,833	25.33	to	22.53	909,526	2.12%	13.94%	to	13.03%
2022	0.00%	to	0.80%	42,649	22.23	to	19.93	881,068	1.55%	-14.74%	to	-15.42%
2021	0.00%	to	0.80%	45,591	26.08	to	23.56	1,110,714	1.60%	10.44%	to	9.56%

WRHIP
2025	0.50%	to	0.80%	31,351	18.43	to	17.69	577,188	6.51%	6.63%	to	6.31%
2024	0.50%	to	0.80%	31,826	17.28	to	16.64	549,346	6.41%	5.66%	to	5.34%
2023	0.50%	to	0.80%	31,967	16.35	to	15.79	522,069	6.26%	11.20%	to	10.86%
2022	0.50%	to	0.80%	34,958	14.71	to	14.25	513,454	6.64%	-11.41%	to	-11.67%
2021	0.50%	to	0.80%	30,323	16.60	to	16.13	502,575	6.05%	5.53%	to	5.22%

WRMCG
2025	0.50%	to	0.80%	9,205	34.51	to	33.12	316,939	0.00%	0.67%	to	0.37%
2024	0.50%	to	0.80%	10,909	34.28	to	33.00	372,480	0.00%	1.69%	to	1.38%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2023	0.50%	to	0.80%	17,374	33.71	to	32.55	583,962	0.00%	19.02%	to	18.67%
2022	0.50%	to	0.80%	21,355	28.32	to	27.43	603,525	0.00%	-31.14%	to	-31.34%
2021	0.50%	to	0.80%	26,394	41.13	to	39.96	1,084,113	0.00%	15.77%	to	15.43%

NOTB3
2025	0.50%	to	0.80%	1,002	15.25	to	14.68	15,065	2.76%	8.40%	to	8.07%
2024	0.50%	to	0.80%	1,051	14.07	to	13.58	14,595	2.39%	5.43%	to	5.11%
2023	0.50%			709	13.34			9,463	0.17%	8.63%
2022	0.50%			752	12.28			9,237	18.90%	-12.52%
2021	0.50%			793	14.04			11,135	0.99%	7.97%

NOTG3
2025	0.50%	to	0.80%	143	16.88	to	16.25	2,403	2.15%	10.94%	to	10.61%
2024	0.50%	to	0.80%	149	15.21	to	14.69	2,267	2.21%	7.09%	to	6.76%
2023	0.50%	to	0.80%	215	14.21	to	13.76	3,044	0.36%	10.45%	to	10.12%
2022	0.50%	to	0.80%	247	12.86	to	12.49	3,172	8.32%	-14.22%	to	-14.47%
2021	0.50%	to	0.80%	284	14.99	to	14.61	4,254	1.03%	11.87%	to	11.53%

NOTMG3
2025	0.80%			11	15.99			179	2.71%	9.36%
2024	0.80%			10	14.62			149	2.61%	6.72%
2023	0.80%			9	13.70			123	0.36%	9.35%
2022	0.80%			8	12.53			100	16.87%	-14.21%
2021	0.80%			6	14.60			88	1.07%	10.10%

PMVAAA
2025	0.50%	to	0.80%	14,477	17.67	to	16.96	255,810	4.71%	13.63%	to	13.29%
2024	0.50%	to	0.80%	13,686	15.55	to	14.97	212,816	6.08%	3.22%	to	2.91%
2023	0.50%	to	0.80%	21,723	15.06	to	14.55	327,223	2.96%	7.60%	to	7.28%
2022	0.50%	to	0.80%	21,953	14.00	to	13.56	306,997	7.78%	-12.28%	to	-12.55%
2021	0.50%	to	0.80%	17,872	15.96	to	15.50	285,228	11.00%	15.65%	to	15.31%

PMVFBA
2025	0.50%	to	0.80%	4,069	12.14	to	11.54	49,292	3.51%	9.59%	to	9.26%
2024	0.50%	to	0.80%	4,537	11.08	to	10.57	50,250	3.36%	-3.89%	to	-4.18%
2023	0.50%	to	0.80%	4,426	11.53	to	11.03	50,992	2.53%	5.69%	to	5.37%
2022	0.50%	to	0.80%	4,992	10.91	to	10.47	54,433	1.50%	-19.39%	to	-19.63%
2021	0.50%	to	0.80%	9,201	13.53	to	13.02	124,463	5.66%	-7.98%	to	-8.26%

PMVLDA
2025	0.00%			24,725	15.02			371,332	3.95%	5.52%
2024	0.00%	to	0.80%	66,131	14.23	to	12.55	896,829	3.99%	4.50%	to	3.66%
2023	0.00%	to	0.80%	66,440	13.62	to	12.11	864,919	3.60%	4.98%	to	4.14%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.80%	70,914	12.97	to	11.63	880,847	1.61%	-5.75%	to	-6.50%
2021	0.00%	to	0.80%	94,932	13.77	to	12.43	1,247,283	0.52%	-0.93%	to	-1.72%

PMVRSA
2025	0.50%	to	0.80%	16,395	9.81	to	9.47	160,737	2.70%	18.20%	to	17.85%
2024	0.50%	to	0.80%	12,227	8.30	to	8.04	101,359	1.65%	3.64%	to	3.33%
2023	0.50%	to	0.80%	26,216	8.01	to	7.78	209,856	20.88%	-8.31%	to	-8.59%
2022	0.50%	to	0.80%	45,547	8.73	to	8.51	397,724	19.02%	8.07%	to	7.75%
2021	0.50%	to	0.80%	8,113	8.08	to	7.90	65,529	3.97%	32.68%	to	32.28%

PVSTA
2025	0.50%			26,435	11.66			308,156	4.44%	4.15%
2024	0.50%	to	0.80%	14,464	11.19	to	11.10	161,886	5.01%	5.52%	to	5.20%
2023	0.50%	to	0.80%	13,915	10.61	to	10.55	147,546	4.74%	5.38%	to	5.07%
2022	0.50%			1,288	10.07			12,964	0.61%	0.66%			*****

PVEIB
2025	0.50%	to	0.80%	33,991	28.10	to	27.38	954,251	1.44%	19.75%	to	19.39%
2024	0.00%	to	0.80%	43,547	24.38	to	22.93	1,021,573	1.13%	19.14%	to	18.19%
2023	0.00%	to	0.80%	50,529	20.46	to	19.40	1,000,756	1.95%	15.67%	to	14.75%
2022	0.50%	to	0.80%	41,803	17.20	to	16.91	718,505	1.47%	-3.61%	to	-3.90%
2021	0.50%	to	0.80%	38,227	17.84	to	17.59	681,581	1.05%	26.67%	to	26.29%

PVGOB
2024	0.50%	to	0.80%	64,498	40.68	to	39.70	2,622,786	0.00%	32.74%	to	32.34%
2023	0.50%	to	0.80%	69,255	30.65	to	30.00	2,121,418	0.00%	43.76%	to	43.33%
2022	0.50%	to	0.80%	61,301	21.32	to	20.93	1,306,138	0.00%	-30.85%	to	-31.06%
2021	0.50%	to	0.80%	62,945	30.83	to	30.36	1,939,854	0.00%	22.04%	to	21.68%

PVNOB
2025	0.50%	to	0.80%	4,732	15.67	to	15.54	74,088	0.67%	10.14%	to	9.81%
2024	0.50%			3,184	14.23			45,290	0.20%	22.41%

PVTIGB
2025	0.00%	to	0.80%	7,480	46.92	to	39.14	315,186	0.01%	37.68%	to	36.59%
2024	0.00%	to	0.80%	5,961	34.08	to	28.66	183,729	2.08%	2.97%	to	2.15%
2023	0.00%	to	0.80%	8,275	33.10	to	28.05	248,389	0.04%	18.51%	to	17.57%
2022	0.00%	to	0.80%	8,858	27.93	to	23.86	225,411	1.58%	-14.77%	to	-15.45%
2021	0.00%	to	0.80%	8,871	32.77	to	28.22	266,112	1.14%	8.82%	to	7.95%

TRHS2
2025	0.00%	to	0.80%	51,766	78.71	to	69.44	3,763,913	0.00%	17.80%	to	16.87%
2024	0.00%	to	0.80%	60,649	66.82	to	59.42	3,777,837	0.00%	1.42%	to	0.61%
2023	0.00%	to	0.80%	69,733	65.88	to	59.06	4,301,592	0.00%	2.68%	to	1.87%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

Subaccount Abbreviation*	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****

2022	0.00%	to	0.80%	73,057	64.16	to	57.98	4,394,774	0.00%	-12.69%	to	-13.38%
2021	0.00%	to	0.80%	82,786	73.48	to	66.94	5,752,167	0.00%	12.83%	to	11.93%

TRLT2
2025	0.00%			3,028	15.86			48,024	4.05%	5.46%
2024	0.00%			3,048	15.04			45,832	3.96%	4.70%
2023	0.00%			3,068	14.36			44,070	3.07%	4.69%
2022	0.00%			3,083	13.72			42,297	1.69%	-4.79%
2021	0.00%			3,094	14.41			44,584	1.08%	-0.12%

TRMCG2
2025	0.50%	to	0.80%	1,491	12.50	to	12.40	18,591	0.00%	2.78%	to	2.47%
2024	0.50%	to	0.80%	1,228	12.16	to	12.10	14,940	0.00%	8.49%	to	8.16%
2023	0.50%			781	11.21			8,760	0.00%	12.13%			*****

VWBF
2025	0.00%	to	1.00%	20,393	34.40	to	24.66	739,193	5.26%	18.49%	to	17.31%
2024	0.00%	to	1.00%	18,843	29.03	to	21.02	591,388	7.28%	2.77%	to	1.74%
2023	0.00%	to	1.00%	19,710	28.25	to	20.66	607,932	4.16%	11.40%	to	10.30%
2022	0.00%	to	1.00%	21,363	25.36	to	18.73	594,919	4.50%	-6.93%	to	-7.85%
2021	0.00%	to	1.00%	22,252	27.25	to	20.32	667,773	5.13%	-4.05%	to	-5.01%

VWEM
2025	0.50%			7	41.38			296	0.84%	29.28%
2024	0.00%	to	1.00%	52,304	37.02	to	32.69	1,697,100	1.65%	1.21%	to	0.20%
2023	0.00%	to	1.00%	57,660	36.58	to	32.62	1,856,752	3.52%	9.77%	to	8.68%
2022	0.00%	to	1.00%	66,213	33.33	to	30.02	1,952,681	0.28%	-24.37%	to	-25.13%
2021	0.00%	to	1.00%	72,767	44.07	to	40.09	2,850,226	0.92%	-11.87%	to	-12.75%

VWHA
2025	0.00%	to	1.00%	51,901	49.59	to	42.90	3,110,003	2.53%	36.48%	to	35.12%
2024	0.00%	to	1.00%	54,294	36.33	to	31.75	2,372,634	2.56%	-2.83%	to	-3.80%
2023	0.00%	to	1.00%	61,529	37.39	to	33.00	2,778,114	2.76%	-3.58%	to	-4.54%
2022	0.00%	to	1.00%	69,477	38.78	to	34.57	3,250,243	1.66%	8.39%	to	7.32%
2021	0.00%	to	1.00%	69,177	35.78	to	32.21	3,031,459	0.44%	18.92%	to	17.74%

VRVDRI
2025	0.50%			4,129	14.15			58,433	2.93%	0.50%
2024	0.50%			5,469	14.08			77,014	2.21%	10.60%
2023	0.50%			7,338	12.73			93,443	2.49%	10.76%
2022	0.50%			5,665	11.50			65,128	1.40%	-26.27%
2021	0.50%			3,687	15.59			57,490	1.02%	46.14%

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2025

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

***

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

****

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

*****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2025

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2025 in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025 and 2024, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 23, 2026

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2025	(As adjusted) 2024
Admitted assets
Invested assets
Bonds	$50,493	$45,802
Stocks	5,330	3,962
Mortgage loans, net of allowance	10,261	9,619
Policy loans	1,044	1,038
Derivative assets	85	194
Cash, cash equivalents and short-term investments	3,099	1,693
Securities lending collateral assets	295	247
Other invested assets	3,702	2,777
Total invested assets	$74,309	$65,332
Accrued investment income	790	699
Deferred federal income tax assets, net	938	660
Other assets	495	579
Separate account assets	133,243	123,292
Total admitted assets	$209,775	$190,562
Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$59,619	$51,794
Policyholders’ dividend accumulation	345	361
Asset valuation reserve	1,200	950
Payable for securities	1,262	845
Securities lending payable	295	247
Funds held under coinsurance	1,226	1,199
Other liabilities	1,113	1,018
Accrued transfers from separate accounts	(1,842)	(1,685)
Separate account liabilities	133,243	123,292
Total liabilities	$196,461	$178,021
Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	114	116
Additional paid-in capital	2,626	2,551
Unassigned surplus	9,470	8,770
Total capital and surplus	$13,314	$12,541
Total liabilities, capital and surplus	$209,775	$190,562

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
		(As adjusted)	(As adjusted)

(in millions)	2025	2024	2023
Revenues

Premiums and annuity considerations	$21,167	$16,493	$14,702

Net investment income	3,201	3,329	3,136

Other revenues	2,487	2,765	2,390

Total revenues	$26,855	$22,587	$20,228

Benefits and expenses

Benefits to policyholders and beneficiaries	$20,156	$20,861	$17,431

Increase in reserves for future policy benefits and claims	8,438	1,967	3,747

Net transfers from separate accounts	(4,518)	(3,401)	(3,725)

Commissions	972	843	766

Reserve adjustment on reinsurance assumed	(112)	(144)	(153)

Other expenses	783	766	702

Total benefits and expenses	$25,719	$20,892	$18,768

Income before federal income taxes and net realized capital losses on investments	$1,136	$1,695	$1,460

Federal income tax expense	65	68	108

Income before net realized capital losses on investments	$1,071	$1,627	$1,352

Net realized capital losses on investments, net of federal income tax expense (benefit) of $19, $1 and $(4) in 2025, 2024 and 2023, respectively, and excluding $(32), $(53) and $(30) of net realized capital losses transferred to the interest maintenance reserve in 2025, 2024 and 2023, respectively	(388)	(476)	(402)

Net income	$683	$1,151	$950

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2022 (As adjusted)	$4	$1,100	$-	$2,316	$6,774	$10,194

Net income	-	-	-	-	950	950

Change in asset valuation reserve	-	-	-	-	(103)	(103)

Change in deferred income taxes	-	-	-	-	132	132

Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)

Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135

Other, net	-	-	-	-	35	35

Balance as of December 31, 2023 (As adjusted)	$4	$1,100	$93	$2,451	$7,585	$11,233

Net income	-	-	-	-	1,151	1,151

Change in asset valuation reserve	-	-	-	-	(109)	(109)

Change in deferred income taxes	-	-	-	-	28	28

Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32

Change in nonadmitted assets	-	-	-	-	66	66

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	100	-	100

Other, net	-	-	23	-	17	40

Balance as of December 31, 2024 (As adjusted)	$4	$1,100	$116	$2,551	$8,770	$12,541

Net income	-	-	-	-	683	683

Change in asset valuation reserve	-	-	-	-	(250)	(250)

Change in deferred income taxes	-	-	-	-	274	274

Change in net unrealized capital gains and losses, net of tax expense of $26	-	-	-	-	(36)	(36)

Change in nonadmitted assets	-	-	-	-	12	12

Capital contributions from Nationwide Financial Services, Inc.	-	-	-	75	-	75

Other, net	-	-	(2)	-	17	15

Balance as of December 31, 2025	$4	$1,100	$114	$2,626	$9,470	$13,314

 See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
		(As adjusted)	(As adjusted)
(in millions)	2025	2024	2023
Cash flows from operating activities:
Premiums collected, net of reinsurance	$21,161	$16,486	$14,707
Net investment income	3,206	3,570	2,775
Other revenue	2,522	2,441	2,022
Policy benefits and claims paid	(20,146)	(20,874)	(17,582)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,642)	(1,455)	(1,268)
Net transfers from separate accounts	4,361	3,264	3,775
Policyholders’ dividends paid	(29)	(28)	(28)
Federal income taxes (paid) recovered	(126)	(93)	98
Net cash provided by operating activities	$9,307	$3,311	$4,499

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,397	$6,589	$2,595
Stocks	70	60	46
Mortgage loans	1,097	754	635
Other invested assets and other	877	769	467
Total investment proceeds	$8,441	$8,172	$3,743
Cost of investments acquired:
Bonds	$(11,022)	$(8,665)	$(6,256)
Stocks	(1,579)	(438)	(35)
Mortgage loans	(1,697)	(1,206)	(1,370)
Derivatives	(478)	(302)	(556)
Other invested assets and other	(1,332)	(862)	(766)
Total investments acquired	$(16,108)	$(11,473)	$(8,983)
Net increase in policy loans	(6)	(69)	(37)
Net cash used in investing activities	$(7,673)	$(3,370)	$(5,277)
Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$75	$100	$135
Net change in deposits on deposit-type contract funds and other insurance liabilities	(600)	499	271
Other cash provided (used)	297	(407)	311
Net cash (used in) provided by financing activities and miscellaneous	$(228)	$192	$717
Net increase (decrease) in cash, cash equivalents and short-term investments	$1,406	$132	$(63)
Cash, cash equivalents and short-term investments at beginning of year	1,693	1,561	1,624
Cash, cash equivalents and short-term investments at end of year	$3,099	$1,693	$1,561
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$459	$386	$385
Intercompany transfer of securities from merger	$-	$-	$203

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC, Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2025 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Life and Benefits Insurance Company (“NLBIC”), Jefferson National Life Insurance Company (“JNL”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisors, LLC (“NIA”), The Association Benefits Solution, LLC (“TABS”) and NSM Sales Corporation (“NSM”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. NLBIC primarily offers medical stop loss insurance. JNL primarily offers individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary. TABS is a program manager for self-funded group health programs. NSM is an agency and a nonadmitted subsidiary. See Note 3 for additional information on business combinations.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2025 and 2024, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Basis of Presentation

Effective July 1, 2025 and pursuant to a merger agreement, Jefferson National Life Insurance Company of New York (“JNLNY”), a New York stock life insurance company and previous subsidiary of JNL, was merged with and into the Company, with the Company continuing as the surviving entity. The merger was deemed a statutory merger. All shares of JNLNY were cancelled and the outstanding surplus balance was merged into the Company’s total capital and surplus. There was not a material impact on the Company’s capital and surplus as a result of the merger. All statutory financial statements and accompanying notes as of and for the years ended December 31, 2024 and 2023, have been adjusted to reflect this merger.

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving entity. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s capital and surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed annuity and fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Net Income
Statutory Net Income		OH	$683	$1,151	$950
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	231	270	110
Reserves for indexed annuities	51	OH	(240)	(308)	(75)
Tax impact	101	OH	2	8	(7)
NAIC SAP			$676	$1,121	$978

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

			As of December 31,
(in millions)	SSAP #	State of domicile	2025	(As adjusted) 2024
Surplus
Statutory Capital and Surplus		OH	$13,314	$12,541
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	584	350
Reserves for indexed annuities	51	OH	(631)	(389)
Tax impact	101	OH	10	8
Subsidiary Valuation - NLAIC	51, 86, 101	OH	417	227
Subsidiary valuation - Eagle	51	OH	(669)	(529)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(895)	(861)
NAIC SAP			$12,130	$11,347

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	surplus notes are accounted for as a component of capital and surplus;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•

investments in redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding asset-backed securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds and other tax credit investments (“Tax Credit Funds”);

•	the allowable earned yield method is utilized to determine the value of residual interest securitizations;

•

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

•	Goodwill is limited to 10% of the prior reporting period’s adjusted capital and surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

•	goodwill is amortized and charged to surplus.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of adjusted capital and surplus); and

•	unrecognized tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Redeemable preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks and perpetual preferred stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Asset-backed securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in asset-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company periodically reviews asset-backed securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, NLBIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC, NIA and TABS, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, NLBIC, JNL and NISC are included in stocks, and the investments in Eagle and TABS are included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months, outstanding unsecured promissory notes with initial maturity dates of less than three months with certain affiliates and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, residuals, surplus notes, debt, joint ventures and the investments in Eagle and TABS. Except for investments in certain tax credit funds and residual interests, these investments are primarily recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.4 billion, $3.2 billion and $3.1 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2025, 2024 and 2023, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2043. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2025, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and asset-backed securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for asset-backed securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. See Note 3 for additional information on goodwill.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2025 and 2024, and 46% and 47% of the number of life insurance policies in force in 2025 and 2024, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2025 and 2024.

Recently Adopted Accounting Standards

Effective January 1, 2025, the Company adopted revisions to Statutory Statement of Accounting Principles (“SSAP”) No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and SSAP No. 21 – Other Admitted Assets (“SSAP No. 21”), in conformity with the NAIC’s revised guidance to develop a principles-based definition for debt securities qualifying for reporting as a bond. The adopted revisions require the assessment of securities to focus on their substance rather than legal form, updated the accounting and reporting guidance for debt securities that qualify for reporting as a bond, updated the accounting and reporting guidance for debt securities that do not qualify for reporting as a bond and updated guidance for the accounting and reporting of residual interests. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 21 for residual interests reported as Other Invested Assets. Residual interests, previously measured under the equity method of accounting, are now measured under the Allowable Earned Yield method with any unrealized gains and losses recognized as realized as of the date of adoption. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective January 1, 2025, the Company adopted the revisions to SSAP No. 93 – Investments in Tax Credit Structures and SSAP No. 94 –State and Federal Tax Credits. The revisions to SSAP No. 93 expand the scope of tax credit investments required to use the proportional amortization method and include additional annual disclosure requirements. The revisions to SSAP No. 94 require purchased tax credits to be recorded at face value with any discount deferred as other liabilities. Additional annual disclosures are also required as part of the revisions to SSAP No. 94. The adoption of this guidance did not have a material impact on the Company’s statutory financial statements.

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2025 and 2024, the Company has $114 million and $116 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 23, 2026, the date the statutory financial statements were issued.

(3)	Business Combinations and Goodwill

On July 1, 2025, the Company completed its acquisition of the group health business of The Allstate Corporation (“Allstate”), which comprises NLBIC, formerly known as Direct General Life Insurance Company, TABS and NSM, for $1.24 billion. As a result of the acquisition, NLBIC, TABS and NSM became wholly-owned subsidiaries of the Company. The acquisition of NLBIC resulted in goodwill of $844 million. Goodwill amortization for the year ended December 31, 2025 related to the purchase was $42 million. NLBIC, based in Charleston, South Carolina, assumes medical stop loss through reinsurance agreements with unaffiliated entities of Allstate that sells its products through a diverse distribution network. Additionally, NLBIC underwrites individual term life insurance policies that are 100% ceded to an unaffiliated entity of Allstate through a reinsurance agreement.

On, March 1, 2017, The Company purchased all of the stock of JNFC. See Note 2 for additional information regarding the merger of JNFC with and into the Company, resulting in JNL being the wholly-owned subsidiary acquired.

The following transactions were accounted for as statutory purchases:

(in millions)	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill

Jefferson National Life Insurance Company	3/1/2017	$203	$162	$162	$19	$16	$226	8%

Nationwide Life and Benefits Insurance Company	7/1/2025	$1,072	$844	$844	$802	$42	$1,056	76%

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(4)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,117	$33	$-	$15,150	16%

At book value less current surrender charge of 5% or more	3,566	-	-	3,566	4%

At fair value	-	-	68,407	68,407	73%

Total with market value adjustment or at fair value	$18,683	$33	$68,407	$87,123	93%

At book value without adjustment (minimal or no charge or adjustment)	3,416	-	6	3,422	4%

Not subject to discretionary withdrawal	3,065	-	57	3,122	3%

Total, gross	$25,164	$33	$68,470	$93,667	100%

Less: Reinsurance ceded	(81)	-	-	(81)

Total, net	$25,083	$33	$68,470	$93,586

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$615	$-	$-	$615

(As Adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$7,075	$41	$-	$7,116	8%

At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%

At fair value	-	-	64,880	64,880	80%

Total with market value adjustment or at fair value	$9,924	$41	$64,880	$74,845	92%

At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%

Not subject to discretionary withdrawal	2,867	-	56	2,923	4%

Total, gross	$16,237	$41	$64,941	$81,219	100%

Less: Reinsurance ceded	(88)	-	-	(88)

Total, net	$16,149	$41	$64,941	$81,131

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$15,258	$1,681	$-	$16,939	40%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	20,217	20,217	48%

Total with market value adjustment or at fair value	$15,258	$1,681	$20,217	$37,156	88%

At book value without adjustment (minimal or no charge or adjustment)	3,366	-	-	3,366	8%

Not subject to discretionary withdrawal	1,102	508	2	1,612	4%

Total, gross	$19,726	$2,189	$20,219	$42,134	100%

Less: Reinsurance ceded	(4)	-	-	(4)

Total, net	$19,722	$2,189	$20,219	$42,130

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$16,049	$1,696	$-	$17,745	42%

At book value less current surrender charge of 5% or more	-	-	-	-	0%

At fair value	-	-	19,048	19,048	46%

Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%

At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%

Not subject to discretionary withdrawal	1,175	478	2	1,655	4%

Total, gross	$20,782	$2,174	$19,050	$42,006	100%

Less: Reinsurance ceded	(26)	-	-	(26)

Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total

December 31, 2025

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	9	-	9	0%

Total with market value adjustment or at fair value	$10	$-	$10	0%

At book value without adjustment (minimal or no charge or adjustment)	833	1	834	19%

Not subject to discretionary withdrawal	3,517	19	3,536	81%

Total, gross	$4,360	$20	$4,380	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,360	$20	$4,380

(As adjusted)

December 31, 2024

Subject to discretionary withdrawal:

With market value adjustment	$1	$-	$1	0%

At fair value	10	-	10	0%

Total with market value adjustment or at fair value	$11	$-	$11	0%

At book value without adjustment (minimal or no charge or adjustment)	836	2	838	17%

Not subject to discretionary withdrawal	4,113	18	4,131	83%

Total, gross	$4,960	$20	$4,980	100%

Less: Reinsurance ceded	-	-	-

Total, net	$4,960	$20	$4,980

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2025	(As adjusted) 2024

Life, accident and health annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$44,793	$36,892

Supplemental contracts with life contingencies, net	12	13

Deposit-type contracts	4,360	4,960

Subtotal	$49,165	$41,865

Separate accounts annual statement:

Annuities, net (excluding supplemental contracts with life contingencies)	$90,911	$86,206

Other contract deposit funds	20	20

Subtotal	$90,931	$86,226

Total annuity actuarial reserves and deposit fund liabilities, net	$140,096	$128,091

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2025

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,526	2,520	2,699	-	-	-

Universal life with secondary guarantees	519	472	1,286	-	-	-

Indexed universal life with secondary guarantees	486	400	519	-	-	-

Other permanent cash value life insurance	-	1,765	2,225	-	-	-

Variable life	3,533	3,572	3,703	40,177	40,174	40,278

Subtotal	$7,064	$8,779	$10,482	$40,177	$40,174	$40,278

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	119	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	20	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	36	-	-	-

Total, gross	$7,064	$8,779	$10,718	$40,177	$40,174	$40,278

Less: Reinsurance ceded	(7)	(7)	(135)	-	-	-

Total, net	$7,057	$8,772	$10,583	$40,177	$40,174	$40,278

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve

December 31, 2024

Subject to discretionary withdrawal, surrender values or policy loans:

Term policies with cash value	$-	$50	$50	$-	$-	$-

Universal life	2,560	2,568	2,729	-	-	-

Universal life with secondary guarantees	486	430	1,154	-	-	-

Indexed universal life with secondary guarantees	408	327	438	-	-	-

Other permanent cash value life insurance	-	1,838	2,305	-	-	-

Variable life	3,125	3,166	3,295	35,196	35,192	35,277

Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277

Not subject to discretionary withdrawal or no cash value:

Term policies without cash value	-	-	127	-	-	-

Accidental death benefits	-	-	1	-	-	-

Disability - active lives	-	-	18	-	-	-

Disability - disabled lives	-	-	60	-	-	-

Miscellaneous reserves	-	-	32	-	-	-

Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277

Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-

Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,

(in millions)	2025	2024

Life, accident and health annual statement:

Life insurance, net	$10,477	$9,971

Accidental death benefits, net	1	1

Disability - active lives, net	20	18

Disability - disabled lives, net	54	54

Miscellaneous reserves, net	31	27

Subtotal	$10,583	$10,071

Separate accounts annual statement:

Life insurance[1]	$40,591	$35,585

Subtotal	$40,591	$35,585

Total life insurance actuarial reserves, net	$51,174	$45,656

1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $313 million and $308 million for universal life as of December 31, 2025 and 2024, respectively.

The total direct premium written by managing general agents and third-party administrators was $536 million, $528 million and $451 million as of December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(5)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2025		(As adjusted) December 31, 2024
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$74,756	$-	$70,824	$-
Group annuities	17,164	-	16,203	-
Life insurance	40,806	-	35,783	-
Pension risk transfer group annuities	517	-	482	-
Total	$133,243	$-	$123,292	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2025	$21	$742
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$174	$-	$8,758	$8,932
Reserves
For accounts with assets at:
Fair value	$1,616	$99	$128,987	$130,702
Amortized cost	821	-	-	821
Total reserves[1]	$2,437	$99	$128,987	$131,523
By withdrawal characteristics:
With market value adjustment	$1,616	$99	$-	$1,715
At fair value	-	-	128,902	128,902
At book value without market value adjustment and with current surrender charge less than 5%	313	-	7	320
Subtotal	$1,929	$99	$128,909	$130,937
Not subject to discretionary withdrawal	508	-	78	586
Total reserves[1]	$2,437	$99	$128,987	$131,523

1

The total reserves balance does not equal the liabilities related to separate accounts of $133.2 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.7 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions) (As Adjusted)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,298	$9,798
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$119,288	$121,025
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$119,288	$121,811
By withdrawal characteristics:
With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	119,205	119,205
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$119,212	$121,257
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$119,288	$121,811

1

The total reserves balance does not equal the liabilities related to separate accounts of $123.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2025	(As adjusted) 2024	(As adjusted) 2023
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$8,932	$9,798	$6,300
Transfers from separate accounts	(12,987)	(12,882)	(9,461)
Net transfers from separate accounts	$(4,055)	$(3,084)	$(3,161)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(698)	(431)	(889)
Fees not included in general account transfers	71	57	41
Other miscellaneous adjustments not included in the general account balance	164	57	284
Net transfers as reported in the statutory statements of operations	$(4,518)	$(3,401)	$(3,725)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(6)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2025
Bonds:
Issuer credit obligations:
U.S. Government obligations	$24	$-	$-	$24
Other U.S. Government securities obligations	70	3	-	73
Non-U.S. Sovereign jurisdiction securities	1,251	29	38	1,242
Municipal bonds – general obligations (direct and guaranteed)	516	14	24	506
Municipal bonds – special revenue	3,177	32	307	2,902
Project finance bonds issued by operating entities (unaffiliated)	1,525	17	58	1,484
Corporate bonds (unaffiliated)	31,848	462	1,648	30,662
Mandatory convertible bonds (unaffiliated)	2	-	-	2
Single entity backed obligations (unaffiliated)	446	5	25	426
Bonds issued by funds representing operating entities	65	-	-	65
Bank loans – issued (unaffiliated)	733	4	12	725
Other issuer credit obligations (unaffiliated)	705	9	21	693
Total issuer credit obligations	$40,362	$575	$2,133	$38,804
Asset-backed securities:
Agency residential mortgage-backed securities – guaranteed	16	-	-	16
Agency residential mortgage-backed securities – not/partially guaranteed	699	7	55	651
Non-agency residential mortgage-backed securities (unaffiliated)	1,210	9	26	1,193
Non-agency commercial mortgage-backed securities (unaffiliated)	1,250	2	62	1,190
Non-agency – CLOs/CBOs/CDOs (unaffiliated)	4,193	24	7	4,210
Other financial – self-liquidating (unaffiliated)	886	6	-	892
Financial – not self-liquidating equity backed securities (unaffiliated)	932	8	1	939
Other financial – not self-liquidating (unaffiliated)	343	1	28	316
Non-financial – practical expedient lease-backed securities
(unaffiliated)	15	-	-	15
Other non-financial – full analysis (unaffiliated)	587	4	1	590
Total asset-backed securities	$10,131	$61	$180	$10,012
Total bonds	$50,493	$636	$2,313	$48,816
Common stocks unaffiliated	$272	$-	$-	$272
Preferred stocks unaffiliated	26	-	-	26
Total unaffiliated stocks[1]	$298	$-	$-	$298
Total bonds and unaffiliated stocks[1]	$50,791	$636	$2,313	$49,114

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024 (As adjusted)
Bonds:
U.S. Government	$68	$-	$1	$67
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,879	50	257	8,672
Total bonds	$45,802	$273	$3,150	$42,925
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,065	$273	$3,150	$43,188

1

Excludes affiliated common stocks with a carrying value of $5.0 billion and $3.7 billion as of December 31, 2025 and 2024, respectively. Affiliated common stocks include investment in NLAIC, NLBIC and JNL of $3.7 billion, $1.1 billion and $226 million as of December 31, 2025, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2025 and 2024.

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2025. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$2,127	$2,121
Due after one year through five years	12,502	12,461
Due after five years through ten years	13,550	13,473
Due after ten years through twenty years	12,653	12,199
Due after twenty years	9,661	8,562
Total bonds	$50,493	$48,816

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2025
Bonds:
Issuer credit obligations	$2,013	$53	$18,877	$2,141	$20,890	$2,193
Asset-backed securities	970	3	2,007	181	2,977	185
Total bonds	$2,983	$56	$20,884	$2,322	$23,867	$2,378

(As adjusted)
December 31, 2024
Bonds:
U.S. Government	$54	$1	$3	$-	$57	$1
States, territories and possessions	281	10	326	60	606	69
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,375	2,649
Loan-backed and structured securities	359	2	2,177	258	2,537	260
Total bonds	$6,350	$195	$22,500	$3,124	$28,849	$3,318
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,353	$195	$22,501	$3,124	$28,853	$3,318

As of December 31, 2025, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2025 and 2024, the Company had no intent to sell asset-backed securities identified as having an other-than-temporary impairment.

Mortgage Loans, Net of Allowance

As of December 31, 2025 and 2024, the Company’s amortized cost of mortgage loans were $10.3 billion and $9.6 billion with no allowance for credit losses, respectively.

As of December 31, 2025 and 2024, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2025
Apartment	$3,772	$140	$3,912	$3,741	$171	$3,912
Industrial	2,533	87	2,620	2,555	65	2,620
Office	822	183	1,005	1,002	3	1,005
Retail	1,896	7	1,903	1,896	7	1,903
Other	238	8	246	201	45	246
Total[1]	$9,261	$425	$9,686	$9,395	$291	$9,686
Weighted average DSC ratio	2.07	1.68	2.05	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	62%	59%	62%

December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

1	Excludes $575 million and $416 million of commercial mortgage loans that were under development as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, the Company has a diversified mortgage loan portfolio with no more than 23% and 22%, respectively, in a geographic region in the U.S., no more than 43% and 44%, respectively, in a property type and no more than 2% and 1%, respectively, with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2025 were 13.0% and 4.5%, respectively, and for those originated or acquired during 2024 were 12.0% and 5.1%, respectively. As of December 31, 2025 and 2024, the maximum LTV ratio of any one loan at the time of loan origination was 99% and 89%, respectively. As of December 31, 2025 and 2024, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $1.6 billion and $1.1 billion as of December 31, 2025 and 2024, respectively. The Company held $295 million and $247 million of cash collateral on securities lending as of December 31, 2025 and 2024, respectively. The carrying value and fair value of reinvested collateral assets were $295 million and $247 million and had a contractual maturity of under 30 days as of December 31, 2025 and 2024, respectively. The fair value of bonds acquired with reinvested collateral assets was $300 million and $252 million as of December 31, 2025 and 2024, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $1.3 billion and $834 million of non-cash collateral on securities lending as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	2025	December 31, (As adjusted) 2024	(As adjusted) 2023
Bonds	$2,206	$2,151	$1,917
Mortgage loans	463	413	357
Other invested assets	474	740	868
Policy loans	47	46	43
Derivative instruments[1]	35	39	24
Other	122	83	62
Gross investment income	$3,347	$3,472	$3,271
Investment expenses	(146)	(143)	(135)
Net investment income	$3,201	$3,329	$3,136

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2025 and 2024 was immaterial. Investment income due and accrued as of December 31, 2025 and 2024 that was admitted was $790 million and $699 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

(in millions)	2025	December 31, 2024	2023
Net realized capital losses on sales and maturities	$(23)	$(47)	$(37)
Net realized derivative losses	(367)	(445)	(378)
Other-than-temporary impairments and other	(11)	(36)	(21)
Total net realized capital losses	$(401)	$(528)	$(436)
Tax expense (benefit) on net losses	19	1	(4)
Net realized capital (losses), net of tax	$(420)	$(529)	$(432)
Less: Net realized capital losses transferred to the IMR	(32)	(53)	(30)
Net realized capital losses, net of tax and transfers to the IMR	$(388)	$(476)	$(402)

For the year ended December 31, 2025, gross realized gains and gross realized losses on sales of bonds were $3 million and $15 million, respectively. For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales and of bonds were $25 million and $64 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2025, 2024 and 2023.

Investment Commitments

The Company had unfunded commitments related to other invested assets totaling $2.4 billion and $1.3 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, there were $941 million and $267 million of commitments to purchase private placement bonds, respectively. There were $347 million and $434 million of outstanding commitments to fund mortgage loans as of December 31, 2025 and 2024, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Restricted Assets

The following table summarizes the total nonadmitted restricted assets and total admitted restricted assets for the year ended December 31, 2025 and 2024.

	Total admitted restricted assets
(in millions)	2025	2024
Collateral held under security lending agreements[1]	$295	$247
Federal Home Loan Bank capital stock	155	182
Pledged as collateral to the Federal Home Loan Bank (including assets backing funding agreements)	5,392	5,442
Pledged as collateral not captured in other categories	293	298
Assets held under modified coinsurance reinsurance agreements	442	435
Assets held under funds withheld reinsurance agreements	1,229	1,199
Other restricted assets	3	3
Total restricted assets	$7,809	$7,807

1	Excludes $1.3 billion and $834 million of off-balance sheet securities as of December 31, 2025 and 2024, respectively.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps, bond forwards and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2025 and 2024, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2025
Interest rate swaps	$1,471	$-	$-	$-	$-
Options	282	3	8	-	-
Cross currency swaps	2,178	1	111	(66)	-
Futures	2,128	-	-	-	-
Total derivatives[1]	$6,059	$4	$119	$(66)	$-

December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-	-
Total derivatives[1]	$6,879	$188	$192	$(11)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2025 and 2024.

The Company received $966 million and $717 million of cash collateral and held $135 million and $125 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2025 and 2024, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2025 and 2024. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $35 million and $10 million as of December 31, 2025 and 2024, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $219 million and $229 million as of December 31, 2025 and 2024, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
(in millions)	2025	December 31, 2024	2023	2025	December 31, 2024	2023
Cross currency swaps	$-	$1	$-	$(169)	$78	$(43)
Futures	(392)	(446)	(378)	(35)	131	(173)
Total return swaps	25	-	-	(16)	16	-
Total	$(367)	$(445)	$(378)	$(220)	$225	$(216)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2025:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Issuer credit obligations	$-	$6	$-	$-	$6
Asset-backed securities	-	10	-	-	10
Total bonds	$-	$16	$-	$-	$16
Common stocks unaffiliated	79	155	-	38	272
Preferred stocks unaffiliated	-	18	8	-	26
Separate account assets	120,562	1,624	25	9,674	131,885
Assets at fair value	$120,641	$1,813	$33	$9,712	$132,199

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2025:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2024	$-	$10	$35	$45
Net gains (losses):
In net income	5	-	-	5
In surplus	-	1	(5)	(4)
Purchases	-	3	-	3
Sales	(5)	(6)	(5)	(16)
Balance as of December 31, 2025	$-	$8	$25	$33

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions) (As adjusted)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,593	1,558	35	7,927	122,113
Assets at fair value	$112,632	$1,799	$45	$7,927	$122,403

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Common stocks unaffiliated	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$-	$7	$51	$58
Net gains (losses):
In surplus	-	(1)	5	4
Purchases	-	4	-	4
Sales	-	-	(21)	(21)
Balance as of December 31, 2024	$-	$10	$35	$45

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value

(in millions)	Level 1	Level 2	Level 3	NAV	Total fair value	Carrying value
December 31, 2025
Assets:
Bonds:
Issuer credit obligations	$24	$30,310	$8,464	$-	$38,798	$40,357
Asset-backed securities	-	7,436	2,566	-	10,002	10,120
Total bonds	$24	$37,746	$11,030	$-	$48,800	$50,477
Mortgage loans, net of allowance	-	-	9,414	-	9,414	10,261
Policy loans	-	-	1,044	-	1,044	1,044
Derivative assets	-	111	8	-	119	85
Cash, cash equivalents and short-term investments	230	2,795	74	-	3,099	3,099
Securities lending collateral assets	294	-	-	-	294	294
Other invested assets	-	88	154	88	330	335
Separate account assets	-	683	646	-	1,329	1,359
Total assets	$548	$41,423	$22,370	$88	$64,429	$66,954
Liabilities:
Investment contracts	$-	$-	$3,003	$-	$3,003	$3,003
Derivative liabilities	-	66	-	-	66	81
Total liabilities	$-	$66	$3,003	$-	$3,069	$3,084

(As adjusted)
December 31, 2024
Assets:
Bonds	$67	$36,104	$6,743	$-	$42,914	$45,791
Mortgage loans, net of allowance	-	-	8,446	-	8,446	9,619
Policy loans	-	-	1,038	-	1,038	1,038
Derivative assets	-	172	4	-	176	178
Cash, cash equivalents and short-term investments	(61)	1,753	-	-	1,692	1,692
Securities lending collateral assets	247	-	-	-	247	247
Separate account assets	37	749	352	-	1,138	1,179
Total assets	$290	$38,778	$16,583	$-	$55,651	$59,744
Liabilities:
Investment contracts	$-	$-	$3,306	$-	$3,306	$3,605
Derivative liabilities	-	11	-	-	11	6
Total liabilities	$-	$11	$3,306	$-	$3,317	$3,611

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

(9)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Total gross deferred tax assets	$1,175	$6	$1,181
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$1,175	$6	$1,181
Less: Deferred tax assets nonadmitted	(139)	-	(139)
Net admitted deferred tax assets	$1,036	$6	$1,042
Less: Deferred tax liabilities	(59)	(45)	(104)
Net admitted deferred tax assets	$977	$(39)	$938

(in millions) (As adjusted)	Ordinary	December 31, 2024 Capital	Total
Total gross deferred tax assets	$951	$4	$955
Statutory valuation allowance adjustment	(1)	-	(1)
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2025	2024	Change
Adjusted gross deferred tax assets	$1,181	$954	$227
Total deferred tax liabilities	(104)	(125)	21
Net deferred tax assets	$1,077	$829	$248
Less: Tax effect of unrealized gains and losses			(26)
Change in deferred income tax			$274

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

(in millions)	Ordinary	December 31, 2025 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	934	3	937
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	102	2	104
Admitted deferred tax assets	$1,036	$6	$1,042

(in millions)	Ordinary	December 31, 2024 Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2025 and 2024, the threshold limitation for adjusted capital and surplus was $1.7 billion and $1.8 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.6 billion and $11.8 billion as of December 31, 2025 and 2024, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 973% and 1,108% as of December 31, 2025 and 2024, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	Ordinary	December 31, 2025 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.57%	0.00%	25.57%

	Ordinary	December 31, 2024 Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2025 and 2024.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2025 and 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
	(As adjusted)
(in millions)	2025	2024	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$368	$244	$124
Investments	99	114	(15)
Deferred acquisition costs	411	351	60
Tax credit carry-forward	239	180	59
Other	58	62	(4)
Subtotal	$1,175	$951	$224
Statutory valuation allowance adjustment	$-	$(1)	$1
Nonadmitted	(139)	(169)	30
Admitted ordinary deferred tax assets	$1,036	$781	$255
Capital:
Investments	6	4	2
Subtotal	$6	$4	$2
Admitted capital deferred tax assets	$6	$4	$2
Admitted deferred tax assets	$1,042	$785	$257

Deferred tax liabilities
Ordinary:
Investments	$(33)	$(70)	$37
Future policy benefits and claims	(7)	(15)	8
Other	(19)	(18)	(1)
Subtotal	$(59)	$(103)	$44
Capital:
Investments	(45)	(22)	(23)
Subtotal	$(45)	$(22)	$(23)
Deferred tax liabilities	$(104)	$(125)	$21
Net deferred tax assets	$938	$660	$278

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2025. JNLNY had a valuation allowance of $1 million as of December 31, 2024. Upon the effective date of JNLNY’s statutory merger into NLIC on July 1, 2025, this valuation allowance was released, as it is more likely than not that the Company will generate sufficient taxable income to realize all of JNLNY’s deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
	(As adjusted)		(As adjusted)
(in millions)	2025	2024	2023
Current income tax expense	$84	$69	$104
Change in deferred income tax (without tax on unrealized gains and losses)	(274)	(29)	(132)
Total income tax (benefit) expense reported	$(190)	$40	$(28)

Income before income and capital gains taxes	$767	$1,219	$1,054
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$161	$256	$221
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(156)	(172)	(211)
Tax credits	(201)	(45)	(45)
Other	6	1	7
Total income tax (benefit) expense reported	$(190)	$40	$(28)

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes tax credit carry-forwards available as of December 31, 2025:

(in millions)	Amount	Origination	Expiration
Business credits	$23	2022	2042
Business credits	$24	2023	2043
Business credits	$24	2024	2044
Business credits	$168	2025	2045

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial Services, Inc.
Allied Insurance Company of America	Nationwide General Insurance Company
Allied Property & Casualty Insurance Company	Nationwide GSC Holdings, Inc.
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life and Benefits Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Life Insurance Company
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Preferred Insurance Company	NBS Insurance Agency, Inc.
Harleysville Worcester Insurance Company	NFS Distributors, Inc.
Jefferson National Life Insurance Company	NSM Sales Corporation
Jefferson National Life Insurance Company of New York	Registered Investment Advisors Services, Inc.
Lone Star General Agency, Inc.	Retention Alternatives, Ltd.
National Casualty Company	Retention Alternatives Ltd. In Respect of Cell No. 1 Segregated Account
Nationwide Advantage Mortgage Company
Nationwide Affinity Insurance Company of America	Scottsdale Indemnity Company
Nationwide Agent Risk Purchasing Group. Inc.	Scottsdale Insurance Company
Nationwide Agribusiness Insurance Company	Scottsdale Surplus Lines Insurance Company
Nationwide Assurance Company	Titan Insurance Company
Nationwide Cash Management Company	Titan Insurance Services, Inc.
Nationwide Corporation	Veterinary Pet Insurance Company
Nationwide Financial Assignment Company	Victoria Fire & Casualty Company
Nationwide Financial General Agency, Inc.	Victoria Select Insurance Company
VPI Services, Inc.

The method of allocation among the companies is subject to the resolution approved by the Company’s Board of Directors. Allocation is based upon separate return or sub-group aggregated separate return calculations with the Company being reimbursed for the actual Federal income tax benefit of its net operating losses which are actually used to reduce the taxable income of other companies in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2025 and 2024.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

Beginning in 2023, the controlled-group of entities of which the Company is a member, has determined that it is an Applicable Reporting Entity for purposes of the Federal corporate alternative minimum tax (“CAMT”). Applicable Reporting Entities are reporting entities that reasonably expect to be Applicable Corporations for the taxable year, either individually as an unaffiliated corporation or as a member of a tax-controlled group of corporations. An entity is an Applicable Corporation if its rolling average pre-tax adjusted financial statement income over three prior years is greater than $1 billion. Except under limited circumstances, once an entity is an Applicable Corporation, it is an Applicable Corporation in all future years.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

On July 4, 2025, the legislation commonly referred to as the One Big Beautiful Bill Act (“OBBBA”) was signed into law. The OBBBA includes various provisions that impact the timing and magnitude of certain tax deductions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others in later years. The Company has incorporated the provisions that were effective in the financial statements for the period ended December 31, 2025 and assessed that the impacts did not have a material impact on total tax. The Company will continue to assess any future impacts on the Company’s statutory financial statements and will recognize the income tax effects beginning in the period in which they are effective.

(10)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2025 and 2024.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2025 and 2024.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2025 and 2024.

The amount of interest paid on short-term debt was immaterial in 2025, 2024 and 2023.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2025 and 2024, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $133 million and $160 million in activity stock and an immaterial amount in excess stock as of December 31, 2025 and 2024, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.0 billion and $3.6 billion as of December 31, 2025 and 2024, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amount of aggregate advances from the FHLB were $3.6 billion for the years ended December 31, 2025 and 2024.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2025 and expire June 2026, allow the Company access to borrow up to $1.1 billion. As of December 31, 2025 and 2024, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.6% of total admitted assets) and fair value of $4.9 billion (2.3% of total admitted assets) as of December 31, 2025 and carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion (2.5% of total admitted assets) as of December 31, 2024 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $5.0 billion for the year ended December 31, 2025, and a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

(11)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)

Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2025
12/19/2001	7.50%	$300	$300	$22	$540	$-	12/31/2031
6/27/2002	8.15%	300	300	25	570	-	6/27/2032
12/23/2003	6.75%	100	100	7	146	-	12/23/2033
12/20/2019	4.21%	400	400	17	101	-	12/19/2059
Total		$1,100	$1,100	$71	$1,357	$-

December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(12)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2025, 2024 and 2023 included premiums of $656 million, $643 million and $635 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $18 million, $23 million, and $73 million respectively, net investment earnings on funds withheld assets of $47 million, $43 million and $55 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million in each year. As of December 31, 2025 and 2024, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion in each year. As of December 31, 2025 and 2024, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $40 million and $46 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $129 million and $116 million as of December 31, 2025 and 2024, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $386 million, $354 million and $307 million for the years ended December 31, 2025, 2024 and 2023, respectively, while benefits, claims and expenses ceded were $386 million, $341 million and $301 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2025, 2024 and 2023 and include considerations of $6 million, $4 million and $46 million, respectively, net investment income of $21 million, $25 million and $31 million, respectively, and benefits, claims and other expenses of $124 million, $145 million and $186 million, respectively. The reserve adjustment for 2025, 2024 and 2023 of $(111) million, $(143) million and $(153) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $516 million and $619 million as of 2025 and 2024, respectively, and amounts payable related to this agreement were $12 million and $2 million as of December 31, 2025 and 2024, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $33 million and $34 million as of December 31, 2025 and 2024, respectively. Total premiums assumed under this treaty were $18 million, $11 million and $12 million during 2025, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $152 million and $154 million as of December 31, 2025 and 2024, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2025 and 2024 were $218 million and $252 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(13)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates for which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $19 million and $40 million as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $52 million and $56 million as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $303 million, $277 million and $245 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2025 and 2024. Total revenues from these contracts were $118 million, $117 million and $125 million for the years ended December 31, 2025, 2024 and 2023, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $73 million, $76 million and $84 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2025, 2024 and 2023 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2025 and 2024, customer allocations to NVITF totaled $67.1 billion and $65.4 billion, respectively. For the years ended December 31, 2025, 2024 and 2023, NVITF paid the Company $249 million, $246 million and $234 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $1.0 billion as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, amounts on deposit with NCMC were comprised of $1.3 billion and $938 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2025, 2024 and 2023 were $52 million, $53 million and $63 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2025 and 2024, the Company had $267 million and $286 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2025 and 2024, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2025, 2024 and 2023 were immaterial.

During 2025 and 2024, the Company received capital contributions of $75 million and $100 million, respectively, from NFS. During 2026, the Company received an additional capital contribution of $13 million from NFS as of the subsequent event date.

During 2025 and 2024, the Company paid capital contributions to NLAIC of $400 million. During 2026, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

On July 1, 2025, the Company received a dividend distribution from JNL that was declared on June 4, 2025. The distribution, which was recorded at a cost of $8 million, consisted of the outstanding common stock of JNLNY.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2025, the Company made a surplus contribution to Eagle of $40 million. During 2024, the Company made no surplus contributions to Eagle. During 2025 and 2024 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2026, the Company received a dividend distribution of $150 million that was declared on December 31, 2025. The dividend receivable was recorded in investment income due and accrued as of December 31, 2025. On November 10, 2025, the Company received a dividend distribution of $106 million that was declared on September 30, 2025. On August 8, 2025, the Company received a total distribution of $314 million that was declared on June 30, 2025 and consisted of a return of contributed surplus of $40 million and a dividend of $274 million. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million.

As of December 31, 2025, the Company and NLAIC, as co-lenders, have a $2.5 billion replacement unsecured promissory note and revolving line of credit agreement with NWSBL, an affiliate. This agreement has an interest rate of 1-month SOFR plus 0.92% and a maturity date of December 9, 2026. Under the agreement, NWSBL can borrow up to $2.5 billion from the co-lenders for up to 364 days after the date of the agreement. As of December 31, 2025, NWSBL had an outstanding balance of $1.1 billion being reported in cash, cash equivalents and short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. During 2026, additional draws increased the outstanding balance to $1.3 billion as of the subsequent event date. As of December 31, 2024, the Company had a $850 million replacement unsecured promissory note and revolving line of credit agreement with NWSBL. This agreement had an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. Under the agreement, NWSBL could have borrowed up to $850 million from the Company for up to 364 days after the date of the agreement. As of December 31, 2024, NWSBL had an outstanding balance of $706 million from the Company.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $207 million and $325 million as of December 31, 2025 and 2024, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(14)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2025, 2024 and 2023 Statutory Financial Statements

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2025 and 2024.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(15)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2025 and 2024. The Company’s surplus as regards policyholders as of December 31, 2025, was $13.3 billion and statutory net income for 2025 was $683 million. As of January 1, 2026, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I   Summary of Investments - Other Than Investments in Related Parties

As of December 31, 2025:

(in millions)	Column A	Column B	Column C	Column D

				Amount at which is
				shown in the statutory
				statements of admitted
				assets, liabilities, capital
	Type of investment	Cost	Fair value	and surplus

Fixed maturities:

Bonds:

U.S. Treasury securities and obligations of U.S. government corporations		$24	$24	$24

U.S. government and agencies		70	73	70

Obligations of states and political subdivisions		3,271	3,043	3,271

Foreign governments		1,056	1,045	1,057

Public utilities		5,414	5,167	5,416

All other corporate, mortgage-backed and asset-backed securities		40,670	39,464	40,655

Total fixed maturities		$50,505	$48,816	$50,493

Equity securities:

Common Stocks:

Banks, trust and insurance companies		29	44	44

Industrial, miscellaneous and all other		225	228	228

Nonredeemable preferred stocks		22	26	26

Total equity securities[1]		$276	$298	$298

Mortgage loans		10,261		10,261

Cash, cash equivalents and short-term investments		3,099		3,099

Policy loans		1,045		1,044

Other long-term investments[2]		3,646		3,645

Total invested assets		$68,832		$68,840

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $5.0 billion are excluded.

2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $437 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV   Reinsurance

As of December 31, 2025, 2024 and 2023 and each of the years then ended:

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed to
	amount	companies	companies	amount	net

2025

Life insurance in force	$163,418	$(25,085)	$511	$138,844	0.4%

Premiums:

Life Insurance	$3,213	$(144)	$18	$3,087	0.6%

Accident and health insurance	537	(546)	9	-	0.0%

Total	$3,750	$(690)	$27	$3,087	0.9%

2024

Life insurance in force	$153,575	$(24,712)	$557	$129,420	0.4%

Premiums:

Life Insurance	$3,977	$(140)	$11	$3,848	0.3%

Accident and health insurance	531	(540)	9	-	0.0%

Total	$4,508	$(680)	$20	$3,848	0.5%

2023

Life insurance in force	$147,725	$(26,722)	$579	$121,582	0.5%

Premiums:

Life Insurance	$2,931	$(143)	$12	$2,800	0.4%

Accident and health insurance	457	(465)	9	-	0.0%

Total	$3,388	$(608)	$21	$2,800	0.8%

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V   Valuation and Qualifying Accounts

Years ended December 31, 2025, 2024 and 2023:

(in millions)

Column A	Column B	Column C	Column D	Column E

	Balance at the
	beginning of	Charged to costs		Balance at end
Description	period	and expenses	Deductions[1]	of period

2025

Valuation allowances - mortgage loans	$-	$-	$-	$-

Valuation allowances - net deferred tax assets	$1	$(1)	$-	$-

(As Adjusted) 2024

Valuation allowances - mortgage loans	$2	$-	$(2)	$-

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

(As Adjusted) 2023

Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

Valuation allowances - net deferred tax assets	$1	$-	$-	$1

1	Amounts generally represent recoveries, payoffs and sales.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.